UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                       Copy to:

       CHRISTOPHER K. YARBROUGH                           CATHY G. O'KELLY
 737 NORTH MICHIGAN AVENUE, SUITE 1700                   VEDDER PRICE P.C.
        CHICAGO, ILLINOIS 60611                       222 NORTH LASALLE STREET
                                                      CHICAGO, ILLINOIS 60601


       Registrant's telephone number, including area code: (312) 397-1122

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

ITEM 1:  REPORT TO SHAREHOLDERS.


[LOGO]
HENDERSON
GLOBAL INVESTORS

--------------------------------------------------------------------------------
Henderson
GLOBAL FUNDS
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SEMI-ANNUAL REPORT
January 31, 2010

EUROPEAN FOCUS FUND
GLOBAL EQUITY INCOME FUND
GLOBAL OPPORTUNITIES FUND
GLOBAL TECHNOLOGY FUND
INTERNATIONAL OPPORTUNITIES FUND
JAPAN-ASIA FOCUS FUND

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                            1
EUROPEAN FOCUS FUND
Commentary                                        2
Performance summary                               3
GLOBAL EQUITY INCOME FUND
Commentary                                        4
Performance summary                               5
GLOBAL OPPORTUNITIES FUND
Commentary                                        6
Performance summary                               7
GLOBAL TECHNOLOGY FUND
Commentary                                        8
Performance summary                               9
INTERNATIONAL OPPORTUNITIES FUND
Commentary                                       10
Performance summary                              11
JAPAN-ASIA FOCUS FUND
Commentary                                       12
Performance summary                              13
PORTFOLIOS OF INVESTMENTS                        14
STATEMENTS OF ASSETS AND LIABILITIES             30
STATEMENTS OF OPERATIONS                         32
STATEMENTS OF CHANGES IN NET ASSETS              34
STATEMENTS OF CHANGES - CAPITAL STOCK ACTIVITY   40
FINANCIAL HIGHLIGHTS.                            46
NOTES TO FINANCIAL STATEMENTS                    54
OTHER INFORMATION                                68
TRUSTEES AND OFFICERS                            70

International investing involves certain risks and increased volatility not associated with investing solely in the US. These risks include currency fluctuations, economic or financial insolvency, lack of timely or reliable financial information, possible imposition of foreign withholding tax or unfavorable political or legal developments. The Funds may invest in securities issued by smaller companies and less seasoned issuers, which typically involves greater risk than investing in larger companies. Also, the Funds may invest in limited geographic areas and/or sectors which may result in greater losses and market volatility.

Technology companies may react similarly to certain market pressure and events. This may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the Global Technology Fund's returns may be considerably more volatile than a fund that does not invest in technology companies.

The views in this report were those of the Fund managers as of January 31, 2010, and may not reflect the views of the managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

HENDERSON GLOBAL FUNDS                                    LETTER TO SHAREHOLDERS

Dear shareholder,

We are pleased to provide the semi-annual report for the Henderson European Focus, Global Equity Income, Global Opportunities, Global Technology, International Opportunities and Japan-Asia Focus Funds, which covers the six months ended January 31, 2010.

Equity markets staged a remarkable recovery in 2009 that few would have believed possible at the beginning of the year. Global stocks rose as risk aversion subsided, economic data improved, valuations looked compelling and company earnings rebounded. In particular, commodity markets staged a solid rebound, benefitting from tight supply conditions and rising demand. Over the year, most developed markets posted gains in excess of 25% with the only laggard being Japan, whose export-driven economy has suffered significantly as a result of the strong yen.

Emerging markets were driven higher in 2009 by strong productivity growth combined with robust oil and commodity prices. In addition, Asian consumers' high savings rates and relatively low levels of debt has helped them to weather the credit crisis and provides significant potential for increased consumption. However, given the strong performance of emerging markets in the past year, valuations in some countries are now looking stretched relative to the developed world and a number of risks remain.

Bond markets were driven lower over the year by a combination of factors, including a decrease in risk aversion early in the year followed by a trough and recovery in global economic growth and finally concerns over heavy bond issuance. Rising interest rates, a return of headline inflation and the rapid pace of bond issuance could cause difficulties for bond markets to continue.

Looking forward, we believe the equity market rally will continue during the first half of 2010 due to earnings growth and positive results in both industrial production and household consumption. Strong government spending, low interest rates and a stabilizing labor market should allow growth to continue to improve until at least mid-2010. Central banks' main policy tool of quantitative easing, or injecting new money into the financial system, appears to be nearing an end, and we expect the majority of central banks to begin to normalize monetary policy during the year.

The growth outlook for the second half of 2010 remains somewhat less certain as spending from government fiscal measures is set to wane later in the year. However, signs of decreasing household debt, a sustained pickup in economic activity, and continuing improvement in leading labor market indicators lead us to believe that a positive cycle of employment, income and consumption growth will establish itself in 2010.

We recognize that the rate of growth and improvement may be slow or even flat at times, but we believe that there will still be many opportunities created for savvy investors. Our bottom-up investment process has helped us in both up and down markets to identify differentiated investment ideas that can bring value to our clients' portfolios. We look forward to the opportunities that lie ahead and to serving your financial needs in the years to come, and we appreciate your trust and support in our Funds.


/s/ Sean Dranfield

Sean Dranfield
President, Henderson Global Funds

HENDERSON GLOBAL FUNDS                                                COMMENTARY

EUROPEAN FOCUS FUND

Confidence returned to European equity markets, buoyed by the stimulus packages implemented by central banks across the globe and continued positive economic data. However, the fragility of European stock markets was also evident as markets pulled back in the latter months of 2009, dominated by concerns over the enormous budget deficit in Greece. Concerns over sovereign debt and the budget deficits of peripheral European countries including Ireland, Spain and Portugal also weighed heavily on investor sentiment. Despite these concerns, European equity markets ended 2009 in positive territory. However, they began 2010 under severe selling pressure and against a backdrop of disappointing US employment data and commercial bank fears over more stringent banking regulations, continued concerns over euro area sovereign risk and earlier-than-anticipated policy tightening in China all pushing markets lower over the month.

For the six month period ended January 31, 2010, the European Focus Fund (Class A Shares at NAV) returned 18.34% versus the MSCI Europe Index return of 8.16% . Buoyed by higher base metal and crude oil prices and rising confidence in the global economy, our significant overweight in Materials contributed positively to the performance of the Fund with Centamin Egypt and European Goldfields being the standout performers. Our overweight in Energy was another significant contributor to performance with Kazakh energy company Zhaikmunai performing well.

At the beginning of the reporting period, our holdings within Financials performed well as the longer-term outlook for financial companies continued to improve. Our purchases of Barclays, Lloyds Banking Group and UBS proved beneficial. However, more recently, these same stocks have been the biggest drag on the Fund.

We participated in the rights issue of HeidelbergCement. The stock had underperformed its peers due to the high level of debt on its balance sheet and the rights issue has largely resolved this concern. We purchased a stake in Fresenius as we believe this to be a quality company that has consistently delivered strong earnings growth and has strong management and is trading at a discount. We took part in the initial public offering (IPO) of Gartmore. The lower re-pricing of the IPO offered an attractive entry point into a fund management company with a high quality equities franchise. We increased our weightings in European Goldfields and Zhaikmunai on the back of increasing strength of commodity prices and, to benefit from the proposed tie-up between Porsche and Volkswagen, we initiated a position in Volkswagen preference shares. We took some profits from a number of stocks that had performed strongly, reducing our positions in Ashtead Group, Centamin Egypt and Temenos.


Our outlook for European equities remains largely positive. We believe the next phase of the market recovery will be broadly based compared to the more volatile cyclical stocks that led the rally in 2009. Our belief is that European equity markets will continue to recover during 2010 with pockets of volatility which will provide investment opportunities for the Fund.

The recent growth rate in the stock market has helped to produce short term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short term changes.

EUROPEAN FOCUS FUND
TOP 10 LONG-TERM HOLDINGS

                 AS A PERCENTAGE
SECURITY             OF NET ASSETS
----------------------------------
CENTAMIN EGYPT, LTD.      3.3%
EUROPEAN GOLDFIELDS, LTD. 3.2
GARTMORE GROUP LTD.       3.2
TULLOW OIL PLC            2.9
FRESENIUS SE              2.8
KAZMUNAIGAS EXPLORATION
 PRODUCTION, GDR          2.7
HEIDELBERGCEMENT AG       2.6
ZHAIKMUNAI LP, GDR        2.6
SANOFI-AVENTIS            2.6
KINGDOM HOTEL
 INVESTMENTS, GDR         2.5

HENDERSON GLOBAL FUNDS                                       PERFORMANCE SUMMARY

EUROPEAN FOCUS FUND

PORTFOLIO COMPOSITION BY COUNTRY                 PORTFOLIO COMPOSITION BY SECTOR
(AS A % OFLONG-TERM INVESTMENTS)               (AS A % OF LONG-TERM INVESTMENTS)

   (PIE CHART)                                          (PIE CHART)
United Kingdom 35.5%                             Materials 20.7%
Germany 16.1                                     Energy 18.5
France 7.5                                       Consumer Discretionary 17.7
Switzerland 6.3                                  Financials 14.7
Kazakhstan 5.7                                   Health Care 10.8
Netherlands 5.6                                  Industrials 9.7
Other 23.3                                       Information Technology 4.3
                                                 Consumer Staples 3.6

INVESTMENT COMPARISON
Value of $10,000

European Focus Fund Class A w/out sales charge -- $44,139
European Focus Fund Class A w/sales charge -- $41,601
MSCI Europe Index -- $16,077

            (LINE CHART)

         EUROPEAN   EUROPEAN
        Focus Fund Focus Fund MSCI EUROPE
        w/out load w/load     Index
        ---------- ---------- ----------
08/31/01   10,000     9,425    10,000
09/30/01    9,910     9,340     9,002
10/31/01   10,960    10,330     9,288
11/30/01   12,120    11,423     9,661
12/31/01   12,250    11,546     9,908
01/31/02   12,110    11,414     9,391
02/28/02   12,450    11,734     9,390
03/31/02   12,980    12,234     9,902
04/30/02   13,080    12,328     9,834
05/31/02   13,280    12,516     9,816
06/30/02   12,850    12,111     9,480
07/31/02   11,610    10,942     8,426
08/31/02   11,890    11,206     8,426
09/30/02   10,610    10,000     7,318
10/31/02   11,580    10,914     8,026
11/30/02   12,520    11,800     8,420
12/31/02   12,523    11,803     8,115
01/31/03   12,353    11,643     7,732
02/28/03   11,890    11,206     7,480
03/31/03   11,699    11,026     7,373
04/30/03   13,468    12,694     8,379
05/31/03   14,664    13,821     8,932
06/30/03   15,006    14,143     9,024
07/31/03   15,549    14,655     9,209
08/31/03   16,142    15,214     9,193
09/30/03   16,785    15,820     9,380
10/31/03   17,820    16,795    10,009
11/30/03   18,645    17,573    10,435
12/31/03   20,272    19,106    11,292
01/31/04   21,814    20,560    11,425
02/29/04   23,262    21,924    11,761
03/31/04   22,691    21,386    11,398
04/30/04   22,681    21,377    11,318
05/31/04   22,480    21,187    11,517
06/30/04   23,293    21,954    11,676
07/31/04   22,057    20,789    11,357
08/31/04   21,899    20,640    11,365
09/30/04   23,188    21,855    11,821
10/31/04   24,159    22,770    12,248
11/30/04   26,066    24,567    13,150
12/31/04   27,894    26,290    13,707
01/31/05   28,246    26,622    13,454
02/28/05   29,851    28,135    14,129
03/31/05   29,277    27,594    13,778
04/30/05   27,999    26,389    13,450
05/31/05   26,815    25,273    13,517
06/30/05   27,929    26,323    13,709
07/31/05   29,652    27,947    14,210
08/31/05   30,707    28,941    14,424
09/30/05   30,718    28,952    14,775
10/31/05   29,476    27,781    14,311
11/30/05   30,413    28,664    14,556
12/31/05   31,850    30,019    15,068
01/31/06   34,449    32,468    16,054
02/28/06   35,186    33,163    16,069
03/31/06   36,523    34,423    16,701
04/30/06   39,434    37,167    17,572
05/31/06   37,272    35,129    17,118
06/30/06   36,735    34,623    17,182
07/31/06   36,685    34,576    17,446
08/31/06   37,847    35,671    18,001
09/30/06   38,134    35,941    18,156
10/31/06   40,334    38,015    18,936
11/30/06   42,583    40,134    19,615
12/31/06   44,810    42,233    20,245
01/31/07   45,526    42,908    20,367
02/28/07   45,797    43,164    20,295
03/31/07   47,730    44,986    21,039
04/30/07   49,799    46,936    22,425
05/31/07   50,705    47,789    22,861
06/30/07   50,894    47,968    22,864
07/31/07   50,082    47,202    22,381
08/31/07   48,771    45,967    22,137
09/30/07   51,583    48,617    23,258
10/31/07   54,342    51,217    24,346
11/30/07   50,528    47,623    23,572
12/31/07   50,500    47,596    23,159
01/31/08   46,760    44,071    20,746
02/29/08   48,448    45,662    21,083
03/31/08   47,520    44,788    21,179
04/30/08   49,056    46,235    22,175
05/31/08   51,640    48,671    22,330
06/30/08   47,201    44,487    20,392
07/31/08   43,431    40,934    19,808
08/31/08   40,984    38,627    19,031
09/30/08   32,060    30,217    16,164
10/31/08   23,836    22,465    12,731
11/30/08   21,693    20,446    11,864
12/31/08   22,119    20,847    12,488
01/31/09   21,696    20,448    11,110
02/28/09   21,586    20,345     9,986
03/31/09   24,504    23,095    10,683
04/30/09   28,946    27,282    12,198
05/31/09   34,930    32,922    13,712
06/30/09   34,416    32,437    13,449
07/31/09   37,298    35,153    14,863
08/31/09   40,492    38,164    15,804
09/30/09   43,741    41,226    16,539
10/31/09   43,594    41,087    16,348
11/30/09   45,613    42,990    16,828
12/31/09   46,122    43,470    17,085
01/31/10   44,139    41,601    16,077


TOTAL RETURNS AS OF JANUARY 31, 2010
                                                                      SINCE
                  NASDAQ               SIX    ONE    THREE   FIVE  INCEPTION
AT NAV             SYMBOL            MONTHS   YEAR   YEARS* YEARS* (8/31/01)*
-----------------------------------------------------------------------------
Class A             HFEAX            18.34%  103.44% -1.03%  9.34%    19.28%
-----------------------------------------------------------------------------
Class B             HFEBX            17.89   102.03  -1.76   8.54     18.46
-----------------------------------------------------------------------------
Class C             HFECX            17.89   102.03  -1.76   8.54     18.41
-----------------------------------------------------------------------------
Class W**           HFEWX            18.51   103.93  -0.95   9.39     19.32
-----------------------------------------------------------------------------
WITH SALES CHARGE
-----------------------------------------------------------------------------
Class A                              11.53%   91.76% -2.96%  8.05%    18.45%
-----------------------------------------------------------------------------
Class B                              12.89    98.03  -2.81   8.39     18.46
-----------------------------------------------------------------------------
Class C                              16.89   102.03  -1.76   8.54     18.41
-----------------------------------------------------------------------------
INDEX
-----------------------------------------------------------------------------
MSCI Europe Index                     8.16%   44.71% -7.58%  3.62%     5.80%
-----------------------------------------------------------------------------

* Average annual return.
** Class W shares commenced operations on March 31, 2009. The performance for Class W shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class W shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class W shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front end sales charge or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 5.75% . Class B shares are subject to a CDSC which declines from 5% the 1st year to 0% at the beginning of the 7th year. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund's annual operating expense ratios (gross) for Class A, B, C and W shares are 1.73%, 2.48%, 2.48% and 1.48% respectively. In addition, the Fund's adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 2.00%, 2.75%, 2.75% and 1.75% for Class A, B, C and W shares, respectively, which is in effect until July 31, 2020. Class A, B and C Shares redeemed within 30 days of purchase may be subject to a 2.0% redemption fee. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds' website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable for certain periods. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENDERSON GLOBAL FUNDS                                                COMMENTARY

GLOBAL EQUITY INCOME FUND

Equity markets continued to rally during the second half of 2009 as investor confidence increased. The prevailing low interest rate environment helped to support asset values, and there were signs that supply chain destocking was nearing an end leading to increased investor confidence that a 'double-dip' scenario would be avoided in 2010. GDP forecasts for most economies were increased over the period and company results in general surprised positively, although earnings continued to benefit from cost cutting rather than from top-line sales growth.

Towards the end of the reporting period, equity markets around the world fell after investors took profits from 2009's record market gains. Profit taking was driven by two main factors: the Chinese authorities moved to reduce excessive loan growth and the risk of inflationary pressure in January by tightening reserve requirements and introducing lending quotas, and President Obama's administration proposed measures to restrict banks' activities.

Against this background, the Fund continued to follow its strategy of focusing on dividend paying companies that we believe have strong balance sheet positions and that are well managed. The Fund returned 5.79% (Class A shares at NAV) for the six month period ended January 31, 2010, versus the benchmark, the MSCI World Index, which posted a return of 8.24% . The Fund also continued to meet its dividend income goals. The strongest performers included the Fund's holdings in Consumer Staples companies, such as food manufacturer Conagra, and tobacco companies Reynolds American and Imperial Tobacco. In general, the income bias of the Fund led to underperformance, particularly in the Fund's underweight positions in Technology (a traditionally low yielding sector). Also, the overweight position in Telecommunications (a higher yielding sector) underperformed the broader market and detracted from the Fund's returns.

During the period we took advantage of the market rally to reduce positions in holdings that have recovered in order to invest in new positions where we see potentially better opportunities for income and capital growth in the medium term. Positions were reduced in companies that have paid their dividends and where we see less potential for capital gain from current valuations.

The Fund's geographic exposure varied throughout the period. At the beginning of the period, the Fund reduced its exposure to European companies that had paid their semi-annual dividends and increased holdings in US companies, whose income enabled the Fund to pay investors dividends in a quiet period for income in the rest of the world.

Equity markets rose significantly in a relatively short time, and some positions that we initiated during the market collapse recovered more quickly than we expected to the extent that, in many cases, we took profits. We continue to take advantage of market volatility to refresh the portfolio with new holdings at interesting valuations, and we believe the portfolio is well positioned for medium term capital and income growth.

The recent growth rate in the stock market has helped to produce short term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short term changes.

GLOBAL EQUITY INCOME FUND
TOP 10 LONG-TERM HOLDINGS

                    AS A PERCENTAGE
SECURITY                OF NET ASSETS
-------------------------------------
SIEMENS AG                   2.9%
BP PLC                       2.5
ASTRAZENECA PLC              2.3
GLAXOSMITHKLINE PLC          2.3
SCOTTISH & SOUTHERN
    ENERGY PLC               2.2
PFIZER, INC.                 1.9
ROCHE HOLDING AG             1.9
CONAGRA FOODS, INC.          1.9
VODAFONE GROUP PLC           1.8
SODEXO                       1.8

HENDERSON GLOBAL FUNDS                                       PERFORMANCE SUMMARY

GLOBAL EQUITY INCOME FUND

PORTFOLIO COMPOSITION BY COUNTRY               PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF LONG-TERM INVESTMENTS)              (AS A % OF LONG-TERM INVESTMENTS)

    (PIE CHART)                                         (PIE CHART)
United Kingdom 36.9%                            Consumer Staples 13.7%
United States 18.2                              Financials 13.6
France 6.4                                      Industrials 13.4
Australia 5.8                                   Utilities 13.4
Italy 4.6                                       Energy 12.5
Spain 3.9                                       Health Care 12.0
Other 24.2                                      Consumer Discretionary 8.2
                                                Telecommunication Services 7.9
                                                Information Technology 3.4
                                                Materials 1.9

INVESTMENT COMPARISON
Value of $10,000

Global Equity Income Fund Class A w/out sales charge -- $9,175
Global Equity Income Fund Class A w/sales charge -- $8,648
MSCI World Index -- $8,368

                  (LINE CHART)

         GLOBAL EQUITY
         Income Fund   GLOBAL EQUITY  MSCI WORLD
         w/o load      w/load         Index
         ----------    ---------      ----------
11/30/06    10,000        9,425         10,000
12/31/06    10,230        9,642         10,206
01/31/07    10,300        9,708         10,328
02/28/07    10,250        9,661         10,279
03/31/07    10,600        9,991         10,472
04/30/07    11,120       10,481         10,939
05/31/07    11,393       10,738         11,257
06/30/07    11,313       10,663         11,174
07/31/07    11,068       10,432         10,929
08/31/07    11,332       10,680         10,925
09/30/07    11,801       11,122         11,449
10/31/07    12,207       11,505         11,802
11/30/07    11,805       11,126         11,325
12/31/07    11,633       10,964         11,182
01/31/08    10,875       10,250         10,330
02/29/08    10,691       10,076         10,276
03/31/08    10,587        9,978         10,182
04/30/08    10,822       10,200         10,726
05/31/08    10,942       10,313         10,902
06/30/08    10,077        9,498         10,037
07/31/08     9,962        9,389          9,794
08/31/08     9,885        9,317          9,661
09/30/08     8,834        8,326          8,516
10/31/08     7,526        7,093          6,904
11/30/08     7,437        7,009          6,462
12/31/08     7,770        7,323          6,672
01/31/09     7,205        6,791          6,090
02/28/09     6,691        6,307          5,470
03/31/09     7,123        6,713          5,886
04/30/09     7,702        7,260          6,552
05/31/09     8,268        7,793          7,154
06/30/09     8,149        7,681          7,125
07/31/09     8,673        8,175          7,731
08/31/09     8,868        8,358          8,053
09/30/09     9,164        8,637          8,377
10/31/09     9,064        8,543          8,230
11/30/09     9,300        8,765          8,570
12/31/09     9,494        8,948          8,727
01/31/10     9,175        8,648          8,368


TOTAL RETURNS AS OF JANUARY 31, 2010
                                                                      SINCE
                                     NASDAQ    SIX   ONE    THREE   INCEPTION
AT NAV                                SYMBOL MONTHS  YEAR   YEARS* (11/30/06)*
------------------------------------------------------------------------------
Class A                               HFQAX   5.79%  27.35% -3.78%     -2.67%
------------------------------------------------------------------------------
Class C                               HFQCX   5.57   26.50  -4.48      -3.37
------------------------------------------------------------------------------
Class W**                             HFQWX   5.91   27.77  -3.67      -2.57
------------------------------------------------------------------------------
WITH SALES CHARGE
------------------------------------------------------------------------------
Class A                                      -0.25%  20.01% -5.66%     -4.47%
------------------------------------------------------------------------------
Class C                                       4.57   26.50  -4.48      -3.37
------------------------------------------------------------------------------
INDEX
------------------------------------------------------------------------------
MSCI World Index                              8.24%  37.41% -6.77%     -5.46%
------------------------------------------------------------------------------
* Average annual return.

** Class W shares commenced operations on March 31, 2009. The performance for Class W shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class W shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class W shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front end sales charge or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 5.75% . Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund's annual operating expense ratios (gross) for Class A, C and W shares are 1.50%, 2.25% and 1.25%, respectively. However, the Fund's adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 1.40%, 2.15% and 1.15% for Class A, C and W shares, which is in effect until July 31, 2020. Class A and C Shares redeemed within 30 days of purchase may be subject to a 2.0% redemption fee. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds' website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENDERSON GLOBAL FUNDS                                                COMMENTARY

GLOBAL OPPORTUNITIES FUND

During 2009, markets hit their low in March, after which sentiment changed and investors became more positive, reflecting expectations of an improvement in economic conditions globally. Economic data continued to improve and both second and third quarter results were ahead of pessimistic expectations, albeit bottom line driven. As investors' risk appetite increased, equity markets built on their gains as government stimuli appeared to be working and liquidity began to flow through the financial system again.

In early 2010, the markets showed their nervousness with mixed newsflow. Global equity prices dropped in January as investors were concerned with the Chinese fiscal policy tightening, Obama's forthcoming banking regulations and debt problems in Europe, particularly in Greece, Spain, Italy and Portugal.

For the six month period ended January 31, 2010, the Global Opportunities Fund (Class A Shares at NAV) returned 7.87% versus the benchmark's, MSCI World Index, return of 8.24% . Disappointing performance was largely attributed to the Fund's holdings in Financial shares. A position in UBS detracted from returns during the period as the private wealth management franchise continued to lose assets. Additionally, positions in Bank of Yokohama and National Bank of Greece (NBG) also detracted from returns. The former fell sharply when the new ruling party in Japan was rumored to be introducing a moratorium on small and medium sized enterprises debt to boost domestic economic growth. NBG was negatively impacted by downgrade of Greek national debt.

The main positive contributors to returns were the underweight to and stock selection within Japan, as well as stock selection in Asia-Pacific and Emerging Markets. By sector, stock selection within Consumer Staples was beneficial along with positive returns from Information Technology (IT). Within the Consumer Discretionary sector, Genting Singapore was accretive as investors reacted positively to increasing gaming revenues in Asia and the prospect of its new Resorts of the World casino opening in early 2010. A position in Japanese power tool manufacturer Makita was also positive as the company increased earnings guidance on prospects for the improving global economy. Within IT, positions in Hon Hai, Apple and Equinix added value. Hon Hai benefited from the increased penetration of smart phones; Apple continued to deliver strong earnings growth and Equinix's acquisition of Switch & Data was well received, increasing its data center penetration.

The Fund maintains a broadly defensive stance in western economies, with an underweight across Europe. We have reduced positions in Financials and added to positions in Healthcare, Industrials, as well as, defensive IT and Consumer Discretionary shares. We continue to favor Asia Pacific and Emerging Markets and have reduced the underweight to Japan.

We believe the global economy will experience a continued rebound in economic activity in the short-term. However, uncertainty remains whether the economy will slip back into recession, especially after the stimuli are removed, or whether growth can be sustained, and if the latter, at what pace. This is likely to result in excess liquidity being channeled into the growth areas of Asia Pacific and Emerging Markets. That being said, these markets significantly outperformed in 2009 and we expect bouts of volatility and profit taking. In these circumstances, risk assets should continue to do well, but remain volatile to disappointing newsflow.

The recent growth rate in the stock market has helped to produce short term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short term changes.

GLOBAL OPPORTUNITIES FUND
TOP 10 LONG-TERM HOLDINGS

                   AS A PERCENTAGE
SECURITY             OF NET ASSETS
--------------------------------------
MICROSOFT CORP.             2.7%
FRESENIUS SE                2.6
UBS AG                      2.6
COVIDIEN PLC                2.6
SANDS CHINA, LTD.           2.6
361 DEGREES
 INTERNATIONAL, LTD.        2.5
EMERSON ELECTRIC CO.        2.5
CISCO SYSTEMS, INC.         2.4
APPLE, INC.                 2.4
PEPSICO, INC.               2.3

HENDERSON GLOBAL FUNDS                                       PERFORMANCE SUMMARY

GLOBAL OPPORTUNITIES FUND

PORTFOLIO COMPOSITION BY COUNTRY               PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF LONG-TERM INVESTMENTS)              (AS A % OF LONG-TERM INVESTMENTS)

  (PIE CHART)                                           (PIE CHART)
United States 42.7%                             Consumer Discretionary 17.7%
Japan 10.6                                      Information Technology 15.2
United Kingdom 9.2                              Industrials 13.5
Singapore 6.2                                   Financials 13.4
Switzerland 5.8                                 Health Care 11.7
Hong Kong 5.3                                   Consumer Staples 9.5
Other 20.2                                      Energy 7.9
                                                Telecommunication Services 5.8
                                                Materials 5.3

INVESTMENT COMPARISON
Value of $10,000

Global Opportunities Fund Class A w/out sales charge -- $8,618
Global Opportunities Fund Class A w/sales charge -- $8,122
MSCI World Index -- $8,368

          (LINE CHART)

          GLOBAL OPPS GLOBAL OPPS
          Fund        Fund       MSCI WORLD
          w/out load  w/load     Index
          ----------  ---------  ----------
11/30/06     10,000     9,425      10,000
12/31/06     10,300     9,708      10,206
01/31/07     10,430     9,830      10,328
02/28/07     10,530     9,925      10,279
03/31/07     10,720    10,104      10,472
04/30/07     11,120    10,481      10,939
05/31/07     11,700    11,027      11,257
06/30/07     11,550    10,886      11,174
07/31/07     11,410    10,754      10,929
08/31/07     11,320    10,669      10,925
09/30/07     11,840    11,159      11,449
10/31/07     12,490    11,772      11,802
11/30/07     12,040    11,348      11,325
12/31/07     11,923    11,237      11,182
01/31/08     10,915    10,287      10,330
02/29/08     10,885    10,259      10,276
03/31/08     10,613    10,003      10,182
04/30/08     11,238    10,592      10,726
05/31/08     11,480    10,820      10,902
06/30/08     10,482     9,879      10,037
07/31/08     10,079     9,499       9,794
08/31/08      9,827     9,262       9,661
09/30/08      8,365     7,884       8,516
10/31/08      6,763     6,374       6,904
11/30/08      6,521     6,146       6,462
12/31/08      6,854     6,459       6,672
01/31/09      6,347     5,982       6,090
02/28/09      5,819     5,485       5,470
03/31/09      6,296     5,934       5,886
04/30/09      6,762     6,373       6,552
05/31/09      7,431     7,004       7,154
06/30/09      7,401     6,975       7,125
07/31/09      7,989     7,530       7,731
08/31/09      8,100     7,635       8,053
09/30/09      8,628     8,132       8,377
10/31/09      8,435     7,950       8,230
11/30/09      8,729     8,227       8,570
12/31/09      9,013     8,495       8,727
01/31/10      8,618     8,122       8,368


TOTAL RETURNS AS OF JANUARY 31, 2010
                                                                     SINCE
                                     NASDAQ    SIX   ONE   THREE   INCEPTION
AT NAV                                SYMBOL MONTHS  YEAR  YEARS* (11/30/06)*
-----------------------------------------------------------------------------
Class A                                HFPAX  7.87% 35.78% -6.16%     -4.58%
-----------------------------------------------------------------------------
Class C                                HFPCX  7.47  34.98  -6.40      -4.84
-----------------------------------------------------------------------------
WITH SALES CHARGE
-----------------------------------------------------------------------------
Class A                                       1.67% 28.01% -8.01%     -6.35%
-----------------------------------------------------------------------------
Class C                                       6.47  34.98  -6.40      -4.84
-----------------------------------------------------------------------------
INDEX
-----------------------------------------------------------------------------
MSCI World Index                              8.24% 37.41% -6.77%     -5.46%
-----------------------------------------------------------------------------
* Average annual return.

Performance data quoted represents past performance and is no guarantee of future results. Due to the Fund's relatively small asset base in its initial stages, performance was positively impacted by IPOs to a greater degree than it may be in the future. IPO investments are not an integral component of the Fund's investment process and may not be utilized to the same extent in the future. Performance results with sales charges reflect the deduction of the maximum front end sales charge or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 5.75% . Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund's annual operating expense ratios (gross) for Class A and C shares are 2.75% and 3.50%, respectively. However, the Fund's adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that the total operating expenses do not exceed 1.96% and 2.71% for Class A and C shares, which is in effect until July 31, 2020. Shares redeemed within 30 days of purchase may be subject to a 2.0% redemption fee. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds' website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENDERSON GLOBAL FUNDS                                                COMMENTARY

GLOBAL TECHNOLOGY FUND

General equity markets rose strongly as both macroeconomic and company specific information surprised on the upside. Over the summer, corporate newsflow continued to be encouraging and investors grew more positive on the macroeconomic environment, leading them to gravitate to more economically sensitive areas. The Technology sector proved to be the standout performer towards the end of the year. Despite consumers taking a cautious approach on spending their disposable income during the uncertain economic events in November, they did divert more of their discretionary spending towards Information Technology products, driven by compelling new product cycles. However, after the strong performance in 2009, many investors rotated out of the sector at the start of 2010 and they seem to continue to view Technology earnings as a highly leveraged cyclical play relative to the rest of the market, despite evidence to the contrary over the past three years.

For the six month period ended January 31, 2010, the Global Technology Fund returned 11.41% (Class A shares at NAV) versus the benchmark, the MSCI AC World IT Index, return of 9.52% . Stand out performers came within our overweight exposure to the Internet sector. Amazon led the performance and online travel sites Priceline and CTrip performed strongly. Cisco's acquisition of Starent, one of our wireless infrastructure holdings, was a highlight, the performance of the latter benefitting as a result. Tencent and Baidu continued to reap the long-term secular growth trends we had previously identified. Notable laggards came from within the Communications Equipment sector, with Tekelec disappointing. Software holding McAfee proved to be the main drag on performance.

The Fund maintained its preference for secular growth stories over cyclical names. We continued to increase exposure to the PC food chain with a new purchase of Dell after strong results. We believe spending on computing and network storage has been at cyclically depressed levels and highly likely to recover and we rotated our Communications Equipment exposure towards the Enterprise sector with a large increase in our Cisco position. We also played the enterprise infrastructure cycle by introducing positions in Seagate Technologies and NetApp and also initiated a small position in data storage provider Xyratex to further this theme.

We reduced some of our more defensive positions, namely Autonomy and IBM as we grew more confident over the macro environment. The Fund eliminated its position in Nintendo as we are unsure whether its recent success could be sustained within a more mature marketplace and we also sold the residual position in Nokia as fears grew over the intense competition they are facing in all areas of their business.

It has been a tough start to the year for the Technology sector as investors have rotated away from the strong performing sectors of 2009 to look for value elsewhere. Our overweight position within the Internet sector has magnified the recent market reversal and has underperformed. However, we remain confident in the long-term growth themes we've identified and believe that the Technology sector is well placed to grow on a relative basis as growth drivers of corporate and consumer demand still remain.

The recent growth rate in the stock market has helped to produce short term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short term changes.

GLOBAL TECHNOLOGY FUND
TOP 10 LONG-TERM HOLDINGS

                    AS A PERCENTAGE
SECURITY              OF NET ASSETS
------------------------------------
CISCO SYSTEMS, INC.          4.6%
APPLE, INC.                  4.5
VISTAPRINT N.V.              3.4
AUTONOMY CORP., PLC          3.3
PRICELINE.COM, INC.          3.3
COGNIZANT TECHNOLOGY
 SOLUTIONS CORP.             3.1
CTRIP.COM INTERNATIONAL,
 LTD., ADR                   3.0
ADOBE SYSTEMS, INC.          3.0
GOOGLE, INC., CLASS A        3.0
NETAPP, INC.                 2.9

HENDERSON GLOBAL FUNDS                                       PERFORMANCE SUMMARY

GLOBAL TECHNOLOGY FUND

PORTFOLIO COMPOSITION BY COUNTRY               PORTFOLIO COMPOSITION BY INDUSTRY
(AS A % OF LONG-TERM INVESTMENTS)              (AS A % OF LONG-TERM INVESTMENTS)

    (PIE CHART)                                         (PIE CHART)
United States 70.6%                            Semiconductors 15.4%
Taiwan 10.7                                    Internet Software & Services 14.7
China 6.0                                      Application Software 13.0
United Kingdom 4.8                             Computer Hardware 12.5
Korea 3.0                                      Communications Equipment 9.2
Switzerland 1.7                                Systems Software 7.5
Other 3.2                                      Other 27.7

INVESTMENT COMPARISON
Value of $10,000

Global Technology Fund Class A w/out sales charge -- $16,301
Global Technology Fund Class A w/sales charge -- $15,364
MSCI AC World IT Index -- $11,670
S&P 500 Index -- $11,133

                      (LINE CHART)

          GLOBAL           GLOBAL
          Technology Fund  Technology Fund  MSCI AC         S&P 500
          w/out load       w/load           World IT Index  Index
          ----------       ----------       ----------      ----------
08/31/01    10,000           9,425          10,000        10,000
09/30/01     7,850           7,399           8,223         9,193
10/31/01     8,980           8,464           9,556         9,368
11/30/01    10,690          10,075          11,152        10,086
12/31/01    11,040          10,405          11,046        10,175
01/31/02    10,910          10,283          10,967        10,026
02/28/02     9,660           9,105           9,830         9,833
03/31/02    10,480           9,877          10,464        10,203
04/30/02     9,480           8,935           9,294         9,584
05/31/02     8,940           8,426           8,908         9,514
06/30/02     8,140           7,672           7,877         8,836
07/31/02     7,360           6,937           7,129         8,147
08/31/02     6,930           6,532           7,042         8,201
09/30/02     5,920           5,580           5,825         7,309
10/31/02     6,900           6,503           6,951         7,953
11/30/02     7,890           7,436           8,058         8,421
12/31/02     6,917           6,520           6,895         7,926
01/31/03     6,988           6,586           6,802         7,718
02/28/03     6,968           6,567           6,863         7,603
03/31/03     6,877           6,481           6,741         7,676
04/30/03     7,463           7,034           7,381         8,309
05/31/03     8,394           7,911           8,021         8,747
06/30/03     8,808           8,302           8,100         8,858
07/31/03     9,668           9,112           8,627         9,014
08/31/03    10,265           9,675           9,200         9,190
09/30/03    10,103           9,522           9,135         9,093
10/31/03    10,872          10,247           9,949         9,607
11/30/03    11,054          10,418          10,003         9,691
12/31/03    11,236          10,590          10,223        10,200
01/31/04    11,893          11,209          10,799        10,387
02/29/04    12,075          11,381          10,572        10,531
03/31/04    11,924          11,238          10,413        10,372
04/30/04    11,276          10,628           9,795        10,210
05/31/04    11,630          10,961          10,055        10,350
06/30/04    12,035          11,343          10,312        10,551
07/31/04    10,659          10,046           9,400        10,202
08/31/04    10,133           9,550           9,044        10,243
09/30/04    10,781          10,161           9,284        10,354
10/31/04    11,539          10,876           9,720        10,512
11/30/04    12,375          11,663          10,217        10,937
12/31/04    12,791          12,056          10,535        11,310
01/31/05    12,098          11,402          10,039        11,034
02/28/05    12,108          11,412          10,185        11,266
03/31/05    11,809          11,130           9,893        11,067
04/30/05    11,276          10,628           9,512        10,857
05/31/05    12,215          11,513          10,161        11,202
06/30/05    11,820          11,140          10,055        11,218
07/31/05    12,460          11,744          10,515        11,635
08/31/05    12,588          11,864          10,486        11,529
09/30/05    12,866          12,126          10,685        11,622
10/31/05    12,578          11,855          10,404        11,429
11/30/05    13,468          12,694          11,189        11,861
12/31/05    13,782          12,990          11,278        11,865
01/31/06    14,777          13,927          11,752        12,179
02/28/06    14,712          13,866          11,518        12,212
03/31/06    15,372          14,488          11,803        12,364
04/30/06    15,664          14,763          11,858        12,530
05/31/06    14,388          13,561          11,021        12,170
06/30/06    14,009          13,203          10,853        12,186
07/31/06    13,187          12,429          10,484        12,261
08/31/06    13,598          12,816          11,228        12,553
09/30/06    14,031          13,224          11,597        12,877
10/31/06    14,463          13,631          11,952        13,296
11/30/06    15,177          14,304          12,402        13,549
12/31/06    15,210          14,335          12,391        13,739
01/31/07    15,491          14,600          12,461        13,947
02/28/07    15,448          14,560          12,213        13,674
03/31/07    15,675          14,774          12,282        13,827
04/30/07    16,324          15,385          12,867        14,439
05/31/07    17,384          16,384          13,275        14,943
06/30/07    17,795          16,772          13,548        14,695
07/31/07    17,773          16,751          13,566        14,239
08/31/07    18,120          17,078          13,822        14,453
09/30/07    19,104          18,006          14,400        14,993
10/31/07    20,121          18,964          15,149        15,232
11/30/07    18,899          17,812          14,078        14,595
12/31/07    18,696          17,621          14,112        14,494
01/31/08    16,444          15,498          12,456        13,625
02/29/08    15,675          14,774          12,292        13,182
03/31/08    15,368          14,484          12,213        13,125
04/30/08    16,290          15,353          13,101        13,764
05/31/08    17,312          16,317          13,722        13,943
06/30/08    15,598          14,701          12,399        12,767
07/31/08    15,247          14,370          12,160        12,660
08/31/08    15,741          14,836          12,226        12,843
09/30/08    13,522          12,744          10,423        11,699
10/31/08    11,105          10,466           8,487         9,734
11/30/08    10,150           9,566           7,601         9,035
12/31/08    10,600           9,991           7,839         9,132
01/31/09    10,205           9,618           7,550         8,362
02/28/09     9,952           9,380           7,162         7,472
03/31/09    10,919          10,291           8,027         8,126
04/30/09    12,566          11,843           9,086         8,904
05/31/09    13,291          12,527           9,511         9,402
06/30/09    13,621          12,838           9,708         9,420
07/31/09    14,631          13,790          10,656        10,133
08/31/09    14,576          13,738          10,940        10,499
09/30/09    15,818          14,908          11,484        10,890
10/31/09    15,334          14,452          11,274        10,688
11/30/09    16,641          15,684          11,702        11,329
12/31/09    17,674          16,658          12,439        11,548
01/31/10    16,301          15,364          11,670        11,133


TOTAL RETURNS AS OF JANUARY 31, 2010
                                                                     SINCE
                       NASDAQ          SIX   ONE    THREE   FIVE  INCEPTION
AT NAV                  SYMBOL       MONTHS  YEAR   YEARS* YEARS* (8/31/01)*
----------------------------------------------------------------------------
Class A                 HFGAX        11.41%  59.74%  1.71%  6.15%     5.98%
----------------------------------------------------------------------------
Class B                 HFGBX        11.04   58.68   0.97   5.36      5.28
----------------------------------------------------------------------------
Class C                 HFGCX        10.99   58.59   0.95   5.36      5.21
----------------------------------------------------------------------------
Class W**               HFGWX        11.62   60.28   1.83   6.22      6.02
----------------------------------------------------------------------------
WITH SALES CHARGE
----------------------------------------------------------------------------
Class A                               5.02%  50.51% -0.27%  4.90%     5.23%
----------------------------------------------------------------------------
Class B                               6.04   54.68  -0.02   5.20      5.28
----------------------------------------------------------------------------
Class C                               9.99   58.59   0.95   5.36      5.21
----------------------------------------------------------------------------
INDEX
----------------------------------------------------------------------------
MSCI AC World IT Index                9.52%  54.57% -2.16%  3.05%     1.85%
----------------------------------------------------------------------------
S&P 500                               9.87   33.14  -7.23   0.18      1.28
----------------------------------------------------------------------------
* Average annual return.

** Class W shares commenced operations on March 31, 2009. The performance for Class W shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class W shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class W shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front end sales charge or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 5.75% . Class B shares are subject to a CDSC which declines from 5% the 1st year to 0% at the beginning of the 7th year. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund's annual operating expense ratios (gross) for Class A, B, C and W shares are 1.82%, 2.57%, 2.57% and 1.57%, respectively. In addition, the Fund's adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 2.00%, 2.75%, 2.75% and 1.75% for Class A, B, C and W shares, respectively, which is in effect until July 31, 2020. Class A, B and C Shares redeemed within 30 days of purchase may be subject to a 2.0% redemption fee. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds' website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable for certain periods. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index and an industry focused index. The S&P 500 Index is a broad based measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The MSCI AC World Info Tech Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of the Information Technology stocks within the MSCI AC World Index. The Fund is professionally managed while the Indices are unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENDERSON GLOBAL FUNDS                                                COMMENTARY

INTERNATIONAL OPPORTUNITIES FUND

Equity markets staged a dramatic recovery in 2009 that few thought possible at the start of the year. Global stocks rose as risk aversion subsided, economic data improved, valuations looked compelling and company earnings rebounded. Most developed markets posted gains in excess of 50% from their March 2009 lows, with the only laggard being Japan, whose export-driven economy suffered significantly on the back of a strong yen.

After a steady start to 2010, with positive market performance as well as the release of optimistic data, events towards the end of January reminded investors that the path to recovery is still shaky. The markets' reaction to the change in Chinese fiscal policy showed how sensitive and nervous investors are about stimulus exit strategies while the global economy remains fragile. Also, many equity markets suffered after news from the Obama Administration regarding the largest proposed reform of banking regulation since the Great Depression. In addition, stock markets have recently been focused on deficit countries in Europe (particularly Greece) though we believe this is likely to pass in due course.

For the six month period ended January 31, 2010, the International Opportunities Fund returned 2.02% (Class A shares at NAV) versus the benchmark, the MSCI EAFE Index, return of 7.02% . The largest detractor to performance was found in the Fund's exposure to Japan, in particular financial-related stocks; Sumitomo Mitsui and Daiwa Securities performed poorly as it became apparent that more fundraising was needed. In China, many investors worried that there was too much speculation particularly in the Financials sector and those shares were sold off. Additionally, some of the growth stocks in Europe underperformed as stock markets focused on more cyclical companies.

On the positive side, shares were strong particularly in the Energy (Cairn Energy, Gazprom) and Healthcare (Fresenius, Sanofi Aventis) sectors within the two European sub-portfolios. Other notable performers were Swiss bank UBS, Spanish retailer Inditex and UK tobacco company Imperial Tobacco.

Allocation moves over the period were light. Following the election of a new prime minister in Japan, we allocated more money to the Japanese sub-portfolio. However, it quickly became apparent that significant changes were not to be forthcoming in the immediate future and pulled the allocation back.

Markets this year have already made significant changes in leadership, and we don't intend to try to chase these events as market participants tend to change their minds very quickly. We have maintained our dedicated approach to bottom-up stock selection regardless of market movements and trends -- an approach that has led to our success in achieving competitive performance across all market cycles since inception in 2001. We look forward to the challenges and opportunities ahead as we seek to identify attractive fundamental stock ideas in our pursuit of strong investment performance for our shareholders.

The recent growth rate in the stock market has helped to produce short term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short term changes.

INTERNATIONAL OPPORTUNITIES FUND
TOP 10 LONG-TERM HOLDINGS

                    AS A PERCENTAGE
SECURITY              OF NET ASSETS
-----------------------------------
TULLOW OIL PLC             3.0%
HEIDELBERGCEMENT AG        2.8
SANOFI-AVENTIS S.A.        2.7
VOLKSWAGEN AG              2.7
IMPERIAL TOBACCO
 GROUP PLC                 2.7
AKZO NOBEL N.V.            2.6
ARCELORMITTAL              2.6
FRESENIUS AG               2.5
RECKITT BENCKISER
 GROUP PLC                 2.4
ESSILOR INTERNATIONAL S.A. 2.3

HENDERSON GLOBAL FUNDS                                       PERFORMANCE SUMMARY

INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO COMPOSITION BY COUNTRY               PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF LONG-TERM INVESTMENTS)              (AS A % OF LONG-TERM INVESTMENTS)

 (PIE CHART)                                            (PIE CHART)
Japan 18.1%                                      Financials 22.0%
United Kingdom 17.5                              Information Technology 14.1
France 11.5                                      Industrials 12.1
Germany 10.9                                     Consumer Discretionary 11.8
Switzerland 8.5                                  Materials 11.8
China 7.0                                        Health Care 10.2
Other 26.5                                       Energy 8.7
                                                 Consumer Staples 5.3
                                                 Telecommunication Services 4.0

INVESTMENT COMPARISON
Value of $10,000

Int'l Opportunities Fund Class A w/out sales charge -- $24,076
Int'l Opportunities Fund Class A w/sales charge -- $22,692
MSCI EAFE Index -- $15,862

        (LINE CHART)

           INT'L       INT'L
           Opps Fund   Opps Fund   MSCI EAFE
           w/out load  w/load      Index
           ----------  ----------  ------------
08/31/01      10,000       9,425      10,000
09/30/01       9,080       8,558       8,989
10/31/01       9,930       9,359       9,219
11/30/01      11,430      10,773       9,560
12/31/01      11,640      10,971       9,617
01/31/02      11,610      10,942       9,106
02/28/02      11,290      10,641       9,171
03/31/02      11,840      11,159       9,671
04/30/02      11,950      11,263       9,741
05/31/02      11,940      11,253       9,874
06/30/02      11,540      10,876       9,484
07/31/02      10,510       9,906       8,549
08/31/02      10,410       9,811       8,531
09/30/02       9,280       8,746       7,617
10/31/02      10,060       9,482       8,027
11/30/02      10,710      10,094       8,393
12/31/02      10,328       9,734       8,111
01/31/03      10,167       9,582       7,773
02/28/03       9,553       9,003       7,595
03/31/03       9,452       8,908       7,452
04/30/03      10,499       9,895       8,191
05/31/03      11,163      10,521       8,695
06/30/03      11,646      10,976       8,910
07/31/03      12,069      11,375       9,127
08/31/03      12,904      12,162       9,349
09/30/03      13,126      12,371       9,639
10/31/03      13,971      13,168      10,240
11/30/03      13,972      13,169      10,469
12/31/03      14,890      14,034      11,288
01/31/04      15,501      14,610      11,448
02/29/04      15,878      14,965      11,714
03/31/04      16,378      15,436      11,785
04/30/04      15,888      14,974      11,528
05/31/04      15,613      14,715      11,578
06/30/04      15,949      15,032      11,837
07/31/04      15,226      14,351      11,454
08/31/04      15,195      14,321      11,507
09/30/04      15,552      14,658      11,810
10/31/04      16,163      15,234      12,213
11/30/04      17,125      16,140      13,051
12/31/04      17,901      16,872      13,624
01/31/05      17,767      16,745      13,375
02/28/05      18,491      17,428      13,956
03/31/05      18,253      17,203      13,611
04/30/05      17,704      16,686      13,306
05/31/05      17,446      16,443      13,326
06/30/05      17,622      16,609      13,509
07/31/05      18,387      17,330      13,924
08/31/05      19,163      18,061      14,280
09/30/05      19,733      18,598      14,918
10/31/05      19,288      18,179      14,484
11/30/05      19,990      18,841      14,842
12/31/05      20,851      19,652      15,533
01/31/06      22,272      20,991      16,488
02/28/06      22,164      20,890      16,455
03/31/06      23,004      21,681      17,005
04/30/06      24,156      22,767      17,830
05/31/06      23,251      21,914      17,159
06/30/06      23,316      21,975      17,165
07/31/06      23,165      21,833      17,337
08/31/06      23,768      22,401      17,818
09/30/06      23,898      22,524      17,849
10/31/06      24,727      23,305      18,545
11/30/06      25,889      24,400      19,104
12/31/06      26,697      25,162      19,705
01/31/07      26,798      25,257      19,840
02/28/07      27,090      25,532      20,003
03/31/07      27,743      26,148      20,522
04/30/07      28,812      27,155      21,452
05/31/07      29,768      28,056      21,857
06/30/07      30,308      28,565      21,891
07/31/07      30,274      28,533      21,571
08/31/07      29,971      28,248      21,239
09/30/07      32,063      30,219      22,379
10/31/07      33,605      31,673      23,261
11/30/07      31,861      30,029      22,502
12/31/07      31,604      29,787      21,997
01/31/08      28,407      26,774      19,967
02/29/08      28,444      26,808      20,260
03/31/08      28,371      26,740      20,056
04/30/08      29,939      28,218      21,170
05/31/08      30,784      29,014      21,417
06/30/08      27,795      26,197      19,670
07/31/08      27,084      25,527      19,040
08/31/08      25,528      24,060      18,273
09/30/08      22,221      20,943      15,638
10/31/08      18,228      17,180      12,483
11/30/08      17,762      16,741      11,814
12/31/08      18,998      17,906      12,526
01/31/09      17,222      16,232      11,298
02/28/09      15,984      15,065      10,143
03/31/09      17,460      16,456      10,791
04/30/09      19,711      18,578      12,189
05/31/09      22,500      21,206      13,654
06/30/09      22,062      20,793      13,580
07/31/09      23,600      22,243      14,822
08/31/09      24,213      22,821      15,630
09/30/09      24,926      23,493      16,231
10/31/09      24,176      22,786      16,029
11/30/09      24,614      23,199      16,354
12/31/09      25,219      23,769      16,591
01/31/10      24,076      22,692      15,862



TOTAL RETURNS AS OF JANUARY 31, 2010
                                                                     SINCE
                  NASDAQ               SIX   ONE    THREE   FIVE  INCEPTION
AT NAV             SYMBOL            MONTHS  YEAR   YEARS* YEARS* (8/31/01)*
----------------------------------------------------------------------------
Class A            HFOAX              2.02%  39.80% -3.51%  6.27%    11.00%
----------------------------------------------------------------------------
Class B            HFOBX              1.68   38.78  -4.21   5.48     10.23
----------------------------------------------------------------------------
Class C            HFOCX              1.63   38.73  -4.23   5.47     10.18
----------------------------------------------------------------------------
Class R**          HFORX              1.89   39.38  -3.73   6.01     10.73
----------------------------------------------------------------------------
Class W***         HFOWX              2.18   40.18  -3.42   6.32     11.03
----------------------------------------------------------------------------
WITH SALES CHARGE
----------------------------------------------------------------------------
Class A                              -3.84%  31.76% -5.39%  5.01%    10.22%
----------------------------------------------------------------------------
Class B                              -3.32   34.78  -5.32   5.32     10.23
----------------------------------------------------------------------------
Class C                               0.63   38.73  -4.23   5.47     10.18
----------------------------------------------------------------------------
INDEX
----------------------------------------------------------------------------
MSCI EAFE Index                       7.02%  40.39% -7.18%  3.47%     5.63%
----------------------------------------------------------------------------
* Average annual return.

** Class R shares commenced operations on September 30, 2005. The performance for Class R shares for the period prior to September 30, 2005 is based on the performance of Class A shares, adjusted for the higher expenses applicable to R shares. Class R shares are not subject to a front-end sales charge but are subject to a distribution fee of 0.50%.

*** Class W shares commenced operations on March 31, 2009. The performance for Class W shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class W shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class W shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front end sales charge or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 5.75% . Class B shares are subject to a CDSC which declines from 5% the 1st year to 0% at the beginning of the 7th year. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Class R shares have no front-end sales charge or CDSC. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund's annual operating expense ratios (gross) for Class A, B, C, R and W shares are 1.62%, 2.37%, 2.37%, 1.87% and 1.37% respectively. In addition, the Fund's adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 2.00%, 2.75%, 2.75%, 2.25% and 1.75% for Class A, B, C, R and W shares, respectively, which is in effect until July 31, 2020. Class A, B and C Shares redeemed within 30 days of purchase may be subject to a 2.0% redemption fee. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds' website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable for certain periods. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Fund may invest in emerging markets while the Index only consists of companies in developed markets. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENDERSON GLOBAL FUNDS                                               COMMENTARY

JAPAN-ASIA FOCUS FUND

For the six month period ended January 31, 2010, Japanese equities struggled to make gains as strength in the yen and political uncertainty following the election of the Democratic Party of Japan, the first meaningful political change in almost fifty years, weighed on stock prices. Nevertheless, the election result should change the direction of policy within Japan with a greater focus being put on creating a more favorable environment for the consumer. The strength in the yen came at an unwelcome time as the corporate sector was recovering from an implosion in activity following the passing of the global credit crisis. As a result, equities plunged late in the year but managed to recover much of the losses as the yen weakened against the US dollar. The Japanese market ended the period lower with the overall strength in the currency bringing returns into positive territory in US dollar terms.

For the six month period ended January 31, 2010, the Fund returned -4.41% (Class A shares at NAV) versus the benchmark, MSCI Japan Index, which posted a return of 1.26% . On a sector basis, the overweight position in Information Technology was the largest driver of positive performance. The underweight position in Materials was also accretive. The overweight in Financials was the largest detractor as capital issuance suppressed share prices in the Banking sector. At the stock level, the largest positive contributors were Asahi Breweries (Consumer Staples), Sekisui Chemical (Consumer Discretionary) and Keyence (Information Technology). Asian holdings, which account for approximately 10% of the Fund, were amongst the larger detractors on a stock basis due partially to the strength in the yen.

Turnover in the Fund was relatively constrained over the period with the most notable transaction being the disposal of Disco (Information Technology) and purchase of Keyence (Information Technology). Disco, a leader in a niche area of semiconductor equipment, was sold after a tremendous run in the share price thereby discounting a recovery in profits. Keyence, a highly profitable measuring equipment company, was purchased after a set-back in the share price provided an investment opportunity.

Throughout the period, the Fund continued to be weighted towards domestic sectors in Japan and away from export-related shares. While this has been harmful to the Fund's performance, we believe that as recovery within Japan progresses, domestic sectors should perform. In addition, the strength in the yen and the suppressing impact from deflation should alleviate, which provided headwinds for the economy over the past year. It would also appear that the authorities are becoming more vocal with regard to the weak performance of the domestic economy which may further boost efforts to raise levels of activity.

Equity markets have recently been infused with a sense of uncertainty emanating from various quarters around the world. Whether markets are simply undergoing a case of indigestion given the sharp gains made last year or whether there is something more sinister at play will become more evident as time progresses. What is encouraging about Japan is that foreign investors have recently been making a tentative return to the Japanese equity market after a lengthy absence. If a convincing commitment is confirmed it will be interesting to see which areas of the market will garner attention. We believe that given the polarity within the market over the past twelve months that sentiment towards the areas less exposed to overseas markets should improve.

JAPAN-ASIA FOCUS FUND
TOP 10 LONG-TERM HOLDINGS

                      AS A PERCENTAGE
SECURITY               OF NET ASSETS
--------------------------------------
MITSUBISHI UFJ FINANCIAL
 GROUP, INC.                  5.4
SUMITOMO MITSUI
 FINANCIAL GROUP, INC.        4.4
NTT DOCOMO, INC.              3.8
NINTENDO CO., LTD.            3.7
MITSUI SUMITOMO
 INSURANCE GROUP
 HOLDINGS, INC.               3.5
YAMADA DENKI CO., LTD.        3.5
DAIWA SECURITIES
 GROUP, INC.                  3.4
CANON, INC.                   3.3
SHIN-ETSU CHEMICAL
 CO., LTD.                    3.2
HAKUHODO
 DY HOLDINGS, INC.            3.2

HENDERSON GLOBAL FUNDS                                       PERFORMANCE SUMMARY

JAPAN-ASIA FOCUS FUND

PORTFOLIO COMPOSITION BY COUNTRY               PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF LONG-TERM INVESTMENTS)              (AS A % OF LONG-TERM INVESTMENTS)

(PIE CHART)                                             (PIE CHART)
Japan 90.8%                                      Financials 35.5%
China 3.9                                        Consumer Discretionary 19.2
Singapore 2.7                                    Information Technology 18.3
Hong Kong 2.6                                    Industrials 8.4
                                                 Telecommunication Services 6.7
                                                 Consumer Staples 5.8
                                                 Materials 3.2
                                                 Health Care 2.9

INVESTMENT COMPARISON
Value of $10,000

Japan-Asia Focus Fund Class A w/out sales charge -- $7,005
Japan-Asia Focus Fund Class A w/sales charge -- $6,602
MSCI Japan Index -- $7,457

              (LINE CHART)

         JAPAN ASIA JAPAN-ASIA
         Focus Fund Focus Fund MSCI JAPAN
         w/out load w/load     Index
         ---------  ---------  ---------
01/31/06   10,000       9,425    10,000
02/28/06    9,860       9,293     9,915
03/31/06   10,360       9,764    10,169
04/30/06   10,490       9,887    10,465
05/31/06    9,850       9,284     9,814
06/30/06    9,920       9,350     9,706
07/31/06    9,650       9,095     9,652
08/31/06    9,830       9,265     9,797
09/30/06    9,750       9,189     9,640
10/31/06    9,870       9,302     9,807
11/30/06    9,860       9,293     9,877
12/31/06    9,860       9,293    10,123
01/31/07    9,990       9,416    10,208
02/28/07   10,220       9,632    10,619
03/31/07   10,010       9,434    10,483
04/30/07    9,710       9,152    10,279
05/31/07    9,950       9,378    10,447
06/30/07   10,150       9,566    10,416
07/31/07   10,130       9,548    10,399
08/31/07    9,730       9,171    10,094
09/30/07    9,730       9,171    10,330
10/31/07    9,770       9,208    10,291
11/30/07    9,440       8,897    10,103
12/31/07    9,090       8,567     9,703
01/31/08    8,548       8,056     9,260
02/29/08    8,235       7,762     9,324
03/31/08    8,089       7,624     8,951
04/30/08    8,819       8,312     9,602
05/31/08    8,975       8,459     9,844
06/30/08    8,194       7,722     9,173
07/31/08    8,079       7,614     8,860
08/31/08    7,453       7,025     8,508
09/30/08    7,016       6,612     7,559
10/31/08    5,911       5,571     6,441
11/30/08    5,942       5,600     6,361
12/31/08    6,713       6,327     6,878
01/31/09    6,005       5,659     6,411
02/28/09    5,223       4,922     5,617
03/31/09    5,442       5,129     5,739
04/30/09    5,932       5,590     6,291
05/31/09    6,786       6,396     6,940
06/30/09    6,891       6,494     7,062
07/31/09    7,328       6,907     7,364
08/31/09    7,631       7,192     7,654
09/30/09    7,495       7,064     7,526
10/31/09    7,047       6,642     7,337
11/30/09    7,016       6,612     7,262
12/31/09    6,880       6,484     7,318
01/31/10    7,005       6,602     7,457


TOTAL RETURNS AS OF JANUARY 31, 2010
                                                                       SINCE
                                     NASDAQ    SIX    ONE    THREE  INCEPTION
AT NAV                                SYMBOL MONTHS   YEAR  YEARS*  (1/31/06)*
------------------------------------------------------------------------------
Class A                                HFJAX  -4.41%  16.67%  -11.16%    -8.51%
------------------------------------------------------------------------------
Class C                                HFJCX  -4.68   15.60   -11.83     -9.18
------------------------------------------------------------------------------
WITH SALES CHARGE
------------------------------------------------------------------------------
Class A                                       -9.92%   9.98%  -12.90%    -9.85%
------------------------------------------------------------------------------
Class C                                       -5.68   15.60   -11.83     -9.18
------------------------------------------------------------------------------
INDEX
------------------------------------------------------------------------------
MSCI Japan Index                               1.26%  16.32%  -9.93%     -7.07%
------------------------------------------------------------------------------
* Average annual return.

Performance data quoted represents past performance and is no guarantee of future results. Due to the Fund's relatively small asset base in initial stages, performance was positively impacted by IPOs to a greater degree than it may be in the future. IPO investments are not an integral component of the Fund's investment process and may not be utilized to the same extent in the future. Performance results with sales charges reflect the deduction of the maximum front end sales charge or the deduction of the applicable contingent deferred sales charge ("CDSC"). Class A shares are subject to a maximum front-end sales charge of 5.75% . Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund's annual operating expense ratio (gross) for Class A and C shares are 2.13% and 2.88%, respectively. However, the Fund's adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 2.00%, and 2.75% for Class A and C shares, respectively, which is in effect until July 31, 2020. Shares redeemed within 30 days of purchase may be subject to a 2.0% redemption fee. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds' website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable for certain periods. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI Japan Index is a free float-adjusted market capitalization weighted index designed to measure equity market performance in Japan. The Fund may invest in emerging markets while the Index only consists of companies in developed markets. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
EUROPEAN FOCUS FUND
JANUARY 31, 2010





                                                 VALUE
  SHARES                                       (NOTE 2)
------------                                 ----------

COMMON STOCKS - 88.45%

             AUSTRALIA - 3.31%
 10,762,956  Centamin Egypt, Ltd. *     $   18,160,968
                                         --------------
             CANADA - 3.23%
  3,600,000  European Goldfields, Ltd. *     17,721,984
                                         --------------
             DENMARK - 1.57%
      1,106  A P Moller - Maersk A/S,
             B Shares                         8,576,970
                                         --------------
             FINLAND - 1.06%
    240,000  Sampo Oyj, A Shares              5,817,153
                                         --------------
             FRANCE - 6.91%
    360,000  Rhodia S.A. *                    6,322,940
    190,000  Sanofi-Aventis                  14,017,270
     70,000  Vallourec S.A.                  12,075,187
    210,000  Vivendi S.A.                     5,436,497
                                         --------------
                                             37,851,894
                                         --------------
             GERMANY - 11.58%
    174,370  Continental AG *                 9,599,398
    221,000  Daimler AG                      10,184,333
    250,000  Fresenius SE                    15,394,149
    234,692  HeidelbergCement AG             14,138,540
    330,000  Rhoen Klinikum AG                8,122,264
    650,000  TUI AG *                         6,024,406
                                         --------------
                                             63,463,090
                                         --------------
             GREECE - 0.34%
    372,951  Sidenor Steel Products
             Manufacturing Co. *              1,850,265
                                         --------------
             IRELAND - 1.31%
    300,000  CRH plc                          7,201,573
                                         --------------
             ITALY - 0.94%
    420,000  Azimut Holding SpA               5,154,776
                                         --------------
             KAZAKHSTAN - 5.31%
    590,000  KazMunaiGas Exploration
             Production, GDR                 14,935,602
  1,724,139  Zhaikmunai LP, GDR *            14,138,160
                                         --------------
                                             29,073,762
                                         --------------
             LUXEMBOURG - 2.88%
    305,000  ArcelorMittal                   11,671,381
  1,200,000  GlobeOp Financial Services       4,124,133
                                         --------------
                                             15,795,514
                                         --------------

                                               VALUE
SHARES                                       (NOTE 2)
-----------                                ------------

            NETHERLANDS - 5.19%
    410,333   A&D Pharma Holding
              N.V., GDR *                $    2,019,689
    570,208   Aegon N.V. *                    3,436,322
    170,000   Akzo Nobel N.V.                10,152,020
    414,902   Amtel Vredestein N.V.,
              GDR (a) (b) *                          --
    850,000   STMicroelectronics N.V.         6,899,506
  2,600,000   Wavin N.V.                      5,905,763
                                         --------------
                                             28,413,300
                                         --------------
              NORWAY - 0.91%
  3,500,000   Sevan Marine ASA *              5,005,714
                                         --------------
              PORTUGAL - 1.61%
    557,532   Galp Energia, SGPS, S.A.,
              B Shares                        8,824,513
                                         --------------
              SPAIN - 0.34%
    785,052   Realia Business S.A. *          1,845,743
                                         --------------
              SWITZERLAND - 5.86%
    500,000   GAM Holding, Ltd.               5,761,645
     52,559   Roche Holding AG                8,827,083
    350,000   Temenos Group AG *              9,361,993
     38,392   Zurich Financial
              Services AG                     8,135,205
                                         --------------
                                             32,085,926
                                         --------------
              UNITED ARAB EMIRATES - 2.48%
  3,820,139   Kingdom Hotel
              Investments, GDR (b) *         13,561,493
                                         --------------
              UNITED KINGDOM - 31.95%
    700,000   Aero Inventory plc (a) (b)             --
  9,209,229   Afren plc *                    13,126,448
  1,350,000   African Minerals, Ltd. *        8,349,734
  4,200,000   Ashtead Group plc               5,672,873
  2,000,000   BAE Systems plc                11,256,774
  6,390,000   Borders & Southern
              Petroleum *                     7,338,256
  1,600,000   Cairn Energy plc *              8,246,589
    525,000   Capita Group plc                6,036,867
          1   Dana Petroleum plc *                   17
  5,500,000   Game Group plc                  8,096,074
  5,123,957   Gartmore Group, Ltd. *         17,446,088
    396,825   Impellam Group plc *              396,453
    350,000   Imperial Tobacco
              Group plc                      11,305,875
  1,100,000   Informa plc                     5,747,650
  3,209,737   Juridica Investments,
              Ltd. (b)                        6,156,922
  3,612,500   Kalahari Minerals plc *         9,707,246

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
JANUARY 31, 2010 (CONTINUED)


                                                 VALUE
  SHARES                                        (NOTE 2)
-------------                               ------------

              UNITED KINGDOM -- (continued)
 11,775,298   Lloyds Banking
              Group plc *                $    9,541,537
  4,972,917   Regal Petroleum plc *           6,505,565
  2,370,000   Songbird Estates plc *          6,196,503
  4,682,536   Tau Capital plc *               1,849,602
  1,500,000   The Sage Group plc              5,662,027
    869,380   Tullow Oil plc                 15,914,914
  3,300,000   William Hill plc               10,505,328
                                         --------------
                                            175,059,342
                                         --------------
              UNITED STATES - 1.67%
    644,435   Virgin Media, Inc.              9,144,533
                                         --------------
              TOTAL COMMON STOCK
              (Cost $492,581,518)           484,608,513
                                         --------------
PREFERRED STOCK - 3.35%
              GERMANY - 3.35%
    130,685   Henkel AG & Co KGaA             6,646,178
    145,085   Volkswagen AG                  11,721,398
                                         --------------
                                             18,367,576
                                         --------------
              TOTAL PREFERRED STOCK
              (Cost $17,628,150)             18,367,576
                                         --------------
REITS - 0.99%
              UNITED KINGDOM - 0.99%
    900,000   Shaftesbury plc                 5,425,021
                                         --------------
              TOTAL REITS
              (Cost $4,218,490)               5,425,021
                                         --------------
              TOTAL LONG TERM INVESTMENTS
              (Cost $514,428,158)           508,401,110
                                         --------------

                                                 VALUE
  SHARES                                        (NOTE 2)
--------------                             ------------

SHORT TERM INVESTMENT - 9.04%
49,537,426      Fidelity Institutional
                Treasury Portfolio       $   49,537,426
                                         --------------
                TOTAL SHORT TERM INVESTMENT
                (Cost $49,537,426)           49,537,426
                                         --------------
TOTAL INVESTMENTS - 101.83%
                (Cost $563,965,584)         557,938,536
                                         --------------
NET OTHER ASSETS AND
                LIABILITIES -- (1.83)%      (10,047,949)
                                         --------------
TOTAL NET ASSETS -- 100.00%              $  547,890,587
                                         ==============

*    Non income producing security
(a) Fair valued at January 31, 2010 as determined in good faith using procedures adopted by the Board of the Trustees.
(b) This security has deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
GDR  Global Depositary Receipts
REIT Real Estate Investment Trust

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
JANUARY 31, 2010 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS            % OF NET
A PERCENTAGE OF NET ASSETS:             ASSETS
----------------------------------------------
Oil & Gas Exploration & Production     14.64%
Gold                                    6.55
Asset Management & Custody Banks        5.51
Pharmaceuticals                         4.17
Automobile Manufacturers                4.00
Construction Materials                  3.89
Hotels, Resorts & Cruise Lines          3.58
Health Care Equipment                   2.81
Application Software                    2.74
Multi-line Insurance                    2.55
Steel                                   2.47
Industrial Machinery                    2.20
Tobacco                                 2.06
Aerospace & Defense                     2.05
Casinos & Gaming                        1.92
Diversified Chemicals                   1.85
Diversified Metals & Mining             1.77
Tires & Rubber                          1.76
Diversified Banks                       1.74
Cable & Satellite                       1.67
Integrated Oil & Gas                    1.61
Marine                                  1.57
Precious Metals & Minerals              1.52
Health Care Facilities                  1.48
Computer & Electronics Retail           1.48
Semiconductors                          1.26
Household Products                      1.21
Human Resource & Employment Services    1.17
Specialty Chemicals                     1.16
Real Estate Operating Companies         1.13
Industrial Conglomerates                1.12
Construction & Engineering              1.08
Publishing                              1.05
Trading Companies & Distributors        1.04
Movies & Entertainment                  0.99
Diversified REIT's                      0.99
Oil & Gas Equipment & Services          0.91
Other Diversified Financial Services    0.75
Life & Health Insurance                 0.63
Health Care Distributors                0.37
Diversified Real Estate Activities      0.34
                                     ---------
Long Term Investments                  92.79
Short Term Investment                   9.04
                                     ---------
Total Investments                     101.83
Net Other Assets and Liabilities       (1.83)
                                     ---------
                                      100.00%
                                     ---------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL EQUITY INCOME FUND
JANUARY 31, 2010

                                              VALUE
  SHARES                                    (NOTE 2)
-----------                               ----------
COMMON STOCKS - 91.85%

             AUSTRALIA - 5.33%
    943,759  AMP, Ltd.               $     5,204,289
  1,290,405  Challenger Financial Services
             Group, Ltd.                   4,640,391
  2,584,925  Goodman Fielder, Ltd.         3,557,872
    198,566  National Australia
             Bank, Ltd.                    4,608,593
    371,776  QBE Insurance Group, Ltd.     7,512,586
    141,427  Woolworths, Ltd.              3,229,471
                                      --------------
                                          28,753,202
                                      --------------
             AUSTRIA - 0.63%
    126,319  Oesterreichische Post AG      3,425,873
                                      --------------
             CHINA - 1.93%
  8,248,000  Bank of China, Ltd.,
             Class H                       3,957,432
     57,753  PetroChina Co.,
             Ltd., ADR                     6,438,882
                                      --------------
                                          10,396,314
                                      --------------
             CYPRUS - 1.05%
  1,011,603  ProSafe SE                    5,665,698
                                      --------------
             CZECH REPUBLIC - 0.67%
    152,320  Telefonica 02 Czech
             Republic a.s.                 3,605,704
                                      --------------
             FRANCE - 5.91%
    200,003  France Telecom S.A.           4,598,644
     16,429  Neopost S.A.                  1,310,304
    180,052  Sodexo *                      9,880,082
    143,271  Total S.A.                    8,321,662
    184,480  Zodiac Aerospace              7,778,520
                                      --------------
                                          31,889,212
                                      --------------
             GERMANY - 3.53%
    174,524  Siemens AG                   15,638,588
     50,114  Wincor Nixdorf AG             3,393,409
                                      --------------
                                          19,031,997
                                      --------------
             GREECE - 1.14%
    281,344  OPAP S.A.                     6,160,527
                                      --------------
             ITALY - 4.19%
    414,181  ENI SpA                       9,646,960
    706,666  Snam Rete Gas SpA             3,321,237
  2,399,660  Terna - Rete Elettrica
             Nationale SpA                 9,661,609
                                      --------------
                                          22,629,806
                                      --------------

                                              VALUE
SHARES                                      (NOTE 2)
----------                                ----------
             JAPAN - 2.52%
     88,400  Astellas Pharma, Inc.   $     3,258,676
      4,442  NTT DoCoMo, Inc.              6,639,366
     84,700  Takeda Pharmaceutical
             Co., Ltd.                     3,723,532
                                      --------------
                                          13,621,574
                                      --------------
             KOREA - 1.13%
    352,312  SK Telecom Co.,
             Ltd., ADR                     6,105,567
                                      --------------
             LUXEMBOURG - 1.14%
    278,971  SES                           6,126,578
                                      --------------
             NETHERLANDS - 3.03%
    316,228  Royal Dutch Shell plc,
             Class B                       8,444,143
    257,487  Unilever N.V.                 7,904,238
                                      --------------
                                          16,348,381
                                      --------------
             SINGAPORE - 1.23%
    605,000  Keppel Corp., Ltd.            3,578,188
  1,400,000  Singapore Technologies
             Engineering, Ltd.             3,053,535
                                      --------------
                                           6,631,723
                                      --------------
             SPAIN - 3.61%
    572,774  Banco Santander S.A.          8,070,069
    300,000  Gas Natural SDG S.A.          5,947,498
    642,737  Iberdrola S.A.                5,463,462
                                      --------------
                                          19,481,029
                                      --------------
             SWITZERLAND - 1.86%
     59,888  Roche Holding AG             10,057,960
                                      --------------
             TAIWAN - 2.29%
  6,225,320  Asia Cement Corp.             5,893,534
  6,335,000  CTCI Corp.                    6,451,847
                                      --------------
                                          12,345,381
                                      --------------
             UNITED KINGDOM - 33.93%
  1,118,413  Amlin plc                     6,944,637
    269,500  AstraZeneca plc              12,529,678
  1,496,254  Aviva plc                     9,244,306
  1,299,191  BAE Systems plc               7,312,349
    392,857  Balfour Beatty plc            1,663,123
  1,464,937  BP plc                       13,710,129
    250,000  British American
             Tobacco plc                   8,242,808
  1,712,434  Centrica plc                  7,351,305
  1,065,911  Compass Group plc             7,248,228
    643,589  GlaxoSmithKline plc          12,529,261
    138,711  Go-Ahead Group plc            2,985,650
    526,990  HSBC Holdings plc             5,648,138
  1,012,780  ICAP plc                      5,947,353

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL EQUITY INCOME FUND
JANUARY 31, 2010 (CONTINUED)
                                              VALUE
  SHARES                                     (NOTE 2)
-----------                              ------------
            UNITED KINGDOM - (continued)
    161,514 Imperial Tobacco
            Group plc                $     5,217,306
  2,624,094 Marston's plc                  3,674,804
  1,126,050 Pennon Group plc               9,251,394
    376,287 Provident Financial plc        5,619,327
    176,480 Reckitt Benckiser
            Group plc                      9,173,138
    626,307 Scottish & Southern
            Energy plc                    11,669,933
    512,767 Smiths Group plc               8,169,694
  3,957,753 Smiths News plc                7,488,785
  1,000,000 Tesco plc                      6,763,981
  1,276,926 The Sage Group plc             4,819,993
  4,611,949 Vodafone Group plc             9,907,854
                                      --------------
                                         183,113,174
                                      --------------
            UNITED STATES - 16.73%
    105,986 AT&T, Inc.                     2,687,805
    225,111 Atmos Energy Corp.             6,217,566
    130,000 Bemis Co., Inc.                3,647,800
    299,604 Bristol-Myers Squibb Co.       7,298,353
    439,656 ConAgra Foods, Inc.            9,997,777
    104,630 Diamond Offshore
            Drilling, Inc.                 9,576,784
    248,418 Paychex, Inc.                  7,201,638
    541,518 Pfizer, Inc.                  10,104,726
    315,934 Pitney Bowes, Inc.             6,609,339
    189,310 Progress Energy, Inc.          7,377,411
    166,904 Reynolds American, Inc.        8,879,293
     84,789 The Procter &
            Gamble Co.                     5,218,763
    186,372 Verizon Communications,
            Inc.                           5,483,064
                                      --------------
                                          90,300,319
                                      --------------
            TOTAL LONG TERM INVESTMENTS
            (Cost $522,447,572)          495,690,019
                                      --------------
SHORT TERM INVESTMENT - 5.80%
 31,290,157 Fidelity Institutional
            Treasury Portfolio            31,290,157
                                      --------------
            TOTAL SHORT TERM INVESTMENT
            (Cost $31,290,157)            31,290,157
                                      --------------
TOTAL INVESTMENTS - 97.65%
            (Cost $553,737,729)          526,980,176
                                      --------------
NET OTHER ASSETS AND
            LIABILITIES -- 2.35%          12,661,232
                                      --------------
TOTAL NET ASSETS -- 100.00%          $   539,641,408
                                      --------------

          *     Non income producing security
       ADR      American Depositary Receipts

OTHER INFORMATION:
INDUSTRY CONCENTRATION AS             % OF NET
A PERCENTAGE OF NET ASSETS:              ASSETS
-----------------------------------------------
Pharmaceuticals                         11.01%
Integrated Oil & Gas                     8.63
Electric Utilities                       6.33
Industrial Conglomerates                 5.07
Wireless Telecommunication Services      4.20
Tobacco                                  4.15
Diversified Banks                        4.14
Packaged Foods & Meats                   3.97
Restaurants                              3.85
Aerospace & Defense                      3.37
Integrated Telecommunication Services    3.04
Gas Utilities                            2.86
Property & Casualty Insurance            2.68
Household Products                       2.67
Food Retail                              1.85
Oil & Gas Drilling                       1.77
Water Utilities                          1.72
Multi-line Insurance                     1.71
Construction & Engineering               1.51
Distributors                             1.39
Multi-Utilities                          1.36
Data Processing & Outsourced Services    1.33
Office Services & Supplies               1.22
Casinos & Gaming                         1.14
Cable & Satellite                        1.14
Investment Banking & Brokerage           1.10
Construction Materials                   1.09
Oil & Gas Equipment & Services           1.05
Consumer Finance                         1.04
Life & Health Insurance                  0.97
Application Software                     0.89
Other Diversified Financial Services     0.86
Paper Packaging                          0.68
Air Freight & Logistics                  0.63
Computer Hardware                        0.63
Trucking                                 0.55
Office Electronics                       0.25
                                      ---------
Long Term Investments                   91.85
Short Term Investment                    5.80
                                      ---------
Total Investments                       97.65
Net Other Assets and Liabilities         2.35
                                      ---------
                                       100.00%
                                      ---------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL OPPORTUNITIES FUND
JANUARY 31, 2010


                                           VALUE
  SHARES                                  (NOTE 2)
------------                              ---------
COMMON STOCKS - 92.69%

             BELGIUM - 1.19%
      3,902  Anheuser-Busch
             InBev N.V.              $       194,848
                                      --------------

             BRAZIL - 1.33%
      5,395  Petroleo Brasileiro
             S.A., ADR                       218,875
                                      --------------

             CHINA - 1.88%
      5,018  Ctrip.com International,
             Ltd., ADR *                     157,013

     19,500  Ping An Insurance (Group)
             Co. of China, Ltd.,
             Class H                         151,497
                                      --------------
                                             308,510
                                      --------------


             HONG KONG - 5.03%
    594,000  361 Degrees International,
             Ltd.                            404,439
    298,000  Sands China, Ltd. *             421,440
                                      --------------
                                             825,879
                                      --------------


             INDIA - 1.69%

     12,850  Axis Bank, Ltd., GDR            277,087
                                      --------------
             INDONESIA - 1.48%
    140,500  PT Telekomunikasi
             Indonesia Tbk                   139,480
      2,600  PT Telekomunikasi Indonesia
             Tbk, ADR                        102,960
                                      --------------
                                             242,440
                                      --------------

             IRELAND - 2.57%
      8,350  Covidien plc                    422,176
                                      --------------


             ITALY - 0.96%

      4,868  Saipem SpA                      157,265
                                      --------------




                                           VALUE
 SHARES                                     (NOTE 2)
----------                                ---------
             JAPAN - 10.11%
      1,300  Keyence Corp.           $       299,808
     17,000  Kubota Corp.                    152,148
     10,200  Makita Corp.                    340,959
      1,300  SMC Corp.                       157,294
      4,600  Sumitomo Mitsui Financial
             Group, Inc.                     148,640
     27,000  The Bank of Yokohama,
             Ltd.                            127,954
      2,390  Yamada Denki Co., Ltd.          152,940
     20,600  Yamaha Motor Co.,
             Ltd. *                          280,684
                                      --------------
                                           1,660,427
                                      --------------

             NETHERLANDS - 2.95%
      9,500  Qiagen N.V. *                   206,720
      5,799  Randstad Holding N.V. *         277,017
                                      --------------
                                             483,737
                                      --------------

             SINGAPORE - 5.92%
    190,000  CapitaMalls Asia, Ltd. *        312,107
    192,544  Genting Singapore plc *         143,868

     41,000  Keppel Corp., Ltd.              242,489
     59,000  Wilmar International,
             Ltd.                            273,520
                                      --------------
                                             971,984
                                      --------------
             SWITZERLAND - 5.54%
     13,342  ABB, Ltd. *                     241,306
      1,426  Roche Holding AG                239,491
     32,997  UBS AG *                        428,653
                                      --------------
                                             909,450
                                      --------------


             TAIWAN - 2.58%
     56,000  Hon Hai Precision Industry
             Co., Ltd.                       234,911

     19,000  Young Fast Optoelectronics
             Co., Ltd.                       189,105
                                      --------------
                                             424,016
                                      --------------
          UNITED KINGDOM - 8.80%
      6,467  Autonomy Corp., plc *           160,780
     31,070  Cairn Energy plc *              160,138
      5,010  Rio Tinto plc                   240,397
     31,944  Serco Group plc                 253,612
     47,902  Tesco plc                       324,008
     18,754  Xstrata plc *                   306,685
                                      --------------
                                           1,445,620
                                      --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
JANUARY 31, 2010 (CONTINUED)

                                               VALUE
  SHARES                                     (NOTE 2)
------------                               -----------
             UNITED STATES - 40.66%
      8,363  American Tower Corp.,
             Class A *               $       355,009
      4,600  Anadarko Petroleum
             Corp.                           293,388
      2,068  Apple, Inc. *                   397,304
      6,000  Carnival Corp. *                199,980
     17,708  Cisco Systems, Inc. *           397,899
     52,941  Citigroup, Inc. *               175,764
      7,300  CSX Corp.                       312,878
      7,900  DreamWorks Animation SKG,
             Inc., Class A *                 307,626
      9,700  Emerson Electric Co.            402,938
      2,739  Equinix, Inc. *                 263,574
      2,869  Express Scripts, Inc. *         240,594
      1,700  Goldman Sachs Group,
             Inc.                            252,824
      2,611  Hess Corp.                      150,890
      7,598  Lazard, Ltd., Class A           292,827
     16,700  Lowe's Cos, Inc.                361,555
      6,700  Mead Johnson Nutrition
             Co.                             303,041
     15,700  Microsoft Corp.                 442,426
      4,781  Northern Trust Corp.            241,536
      6,431  PepsiCo, Inc.                   383,416
      3,732  Praxair, Inc.                   281,094
      5,568  Railamerica, Inc. *              70,380
      5,643  Range Resources Corp.           259,578
      6,270  Thermo Fisher Scientific,
             Inc. *                          289,361
                                      --------------
                                           6,675,882
                                      --------------
             TOTAL COMMON STOCK
             (Cost $12,704,855)           15,218,196
                                      --------------

PREFERRED STOCK - 2.64%

             GERMANY - 2.64%
      6,360  Fresenius SE                    433,390
                                      --------------
             TOTAL PREFERRED STOCK
             (Cost $358,234)                 433,390
                                      ---------------
             TOTAL LONG TERM INVESTMENTS
             (Cost $13,063,089)           15,651,586
                                      ---------------

                                          VALUE
  SHARES                                (NOTE 2)
-----------                           -----------
SHORT TERM INVESTMENT - 7.08%

  1,163,031  Fidelity Institutional Treasury
             Portfolio               $     1,163,031
                                      --------------
             TOTAL SHORT TERM INVESTMENT
             (Cost $1,163,031)             1,163,031
                                      --------------
TOTAL INVESTMENTS - 102.41%
             (Cost $14,226,120)           16,814,617
                                      --------------
NET OTHER ASSETS AND
             LIABILITIES -- (2.41)%         (395,406)
                                      --------------
TOTAL NET ASSETS -- 100.00%          $    16,419,211
                                      ==============

          *  Non income producing security
        ADR  American Depositary Receipts
        GDR  Global Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
JANUARY 31, 2010 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS             % OF NET
A PERCENTAGE OF NET ASSETS:              ASSETS
-----------------------------------------------
Health Care Equipment                    5.21%
Oil & Gas Exploration & Production       4.34
Casinos & Gaming                         3.44
Integrated Telecommunication Services    3.38
Diversified Metals & Mining              3.33
Investment Banking & Brokerage           3.32
Life Sciences Tools & Services           3.02
Systems Software                         2.69
Diversified Capital Markets              2.61
Regional Banks                           2.47
Apparel, Accessories & Luxury Goods      2.46
Electrical Components & Equipment        2.45
Communications Equipment                 2.42
Computer Hardware                        2.42
Soft Drinks                              2.34
Railroads                                2.34
Integrated Oil & Gas                     2.25
Home Improvement Retail                  2.20
Hotels, Resorts & Cruise Lines           2.18
Wireless Telecommunication Services      2.16
Household Appliances                     2.08
Food Retail                              1.97
Movies & Entertainment                   1.87
Personal Products                        1.85
Electronic Equipment & Instruments       1.82
Industrial Gases                         1.71
Motorcycle Manufacturers                 1.71
Human Resource & Employment
    Services                             1.69
Agricultural Products                    1.66
Internet Software & Services             1.61
Environmental & Facilities Services      1.55
Industrial Conglomerates                 1.48
Asset Management & Custody Banks         1.47
Heavy Electrical Equipment               1.47
Health Care Services                     1.47
Pharmaceuticals                          1.46
Electronic Manufacturing Services        1.43
Brewers                                  1.19
Electronic Components                    1.15
Other Diversified Financial Services     1.07
Application Software                     0.98
Industrial Machinery                     0.96
Oil & Gas Equipment & Services           0.96


INDUSTRY CONCENTRATION AS               % OF NET
A PERCENTAGE OF NET ASSETS (continued):    ASSETS
-------------------------------------------------
Computer & Electronics Retail              0.93%
Construction & Farm Machinery &
    Heavy Trucks                           0.93
Life & Health Insurance                    0.92
Diversified Banks                          0.91
                                        ---------
Long Term Investments                     95.33
Short Term Investment                      7.08
                                        ---------
Total Investments                        102.41
Net Other Assets and Liabilities          (2.41)
                                        ---------
                                         100.00%
                                        ---------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL TECHNOLOGY FUND
JANUARY 31, 2010

                                             VALUE
  SHARES                                   (NOTE 2)
------------                             ----------
COMMON STOCKS - 97.45%

             CHINA - 5.86%
      5,779  Baidu.com, Inc., ADR *  $     2,379,272
     146,53  Ctrip.com International,
             Ltd., ADR *                   4,584,924
    112,354  Tencent Holdings, Ltd.        2,083,008
                                      --------------
                                           9,047,204
                                      --------------
             IRELAND - 1.58%
     59,362  Accenture plc, Class A        2,433,248
                                      --------------
             KOREA - 2.96%
     72,133  LG Display Co., Ltd.          2,346,314
     14,938  NHN Corp. *                   2,218,952
                                      --------------
                                           4,565,266
                                      --------------
             NETHERLANDS -- 1.43%
     96,092  ASM International N.V. *      2,200,592
                                      --------------
             SWITZERLAND - 1.65%
     95,401  Temenos Group AG *            2,551,839
                                      --------------
             TAIWAN - 10.45%
   1,654,00  Compal Electronics, Inc.      2,301,147
     510,00  Hon Hai Precision Industry
             Co., Ltd.                     2,139,369
    269,488  MediaTek, Inc.                4,364,522
   1,946,41  Radiant Opto-Electronics
             Corp.                         2,686,326
   1,623,00  Siliconware Precision
             Industries Co.                2,146,291
  1,324,599  Wistron Corp.                 2,485,918
                                      --------------
                                          16,123,573
                                      --------------
             UNITED KINGDOM - 4.68%
    207,925  Autonomy Corp., plc *         5,169,332
    244,436  Rightmove plc                 2,050,427
                                      --------------
                                           7,219,759
                                      --------------

                                            VALUE
SHARES                                     (NOTE 2)
----------                             ------------
             UNITED STATES -- 68.84%
    227,989  Activision Blizzard, Inc. * $ 2,316,368
    141,725  Adobe Systems, Inc. *         4,577,717
     19,496  Amazon.com, Inc. *            2,444,993
     36,506  Apple, Inc. *                 7,013,533
     76,684  Atheros Communications *      2,459,256
    315,025  Cisco Systems, Inc. *         7,078,611
    108,563  Cognizant Technology
             Solutions Corp. *             4,739,861
      73,46  ComScore, Inc. *                996,852
      59,26  Concur Technologies,
             Inc. *                        2,349,659
    134,064  Corning, Inc.                 2,423,877
    173,943  Dell, Inc. *                  2,243,865
     48,642  F5 Networks, Inc. *           2,404,374
     10,846  First Solar, Inc. *           1,228,852
      8,622  Google, Inc., Class A *       4,564,659
    113,656  GSI Commerce, Inc. *          2,586,811
     50,956  Hewlett-Packard Co.           2,398,499
     121,19  Intel Corp.                   2,351,086
     19,254  International Business
             Machines Corp.                2,356,497
      80,07  Intuit, Inc. *                2,370,873
      95,86  Juniper Networks, Inc. *      2,380,204
    149,267  Marvell Technology
             Group, Ltd. *                 2,601,724
     53,651  McAfee, Inc. *                2,022,643
     55,227  MercadoLibre, Inc. *          2,100,283
     77,376  MICROS Systems, Inc. *        2,211,406
     82,256  Microsoft Corp.               2,317,974
    153,391  NetApp, Inc. *                4,468,280
     46,014  NetFlix, Inc. *               2,864,372
     165,87  Nuance Communications,
             Inc. *                        2,491,367
     288,94  ON Semiconductor
             Corp. *                       2,083,257
    102,798  Oracle Corp.                  2,370,522
     26,114  Priceline.com, Inc. *         5,101,370
     19,799  QUALCOMM, Inc.                   775,923
     84,283  Red Hat, Inc. *               2,294,183
    346,812  Skyworks Solutions, Inc. *    4,401,044
     78,213  Tekelec *                     1,171,631
      93,69  VistaPrint N.V. *             5,247,577
     30,537  Xyratex, Ltd. *                 418,662
                                      --------------
                                         106,228,665
                                      --------------
             TOTAL LONG TERM INVESTMENTS
             (Cost $120,510,299)         150,370,146
                                      --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL TECHNOLOGY FUND
JANUARY 31, 2010 (CONTINUED)

                                            VALUE
  SHARES                                   (NOTE 2)
-----------                            ------------

SHORT TERM INVESTMENT - 2.89%

  4,459,435  Fidelity Institutional Treasury
             Portfolio               $     4,459,435
                                      --------------

             TOTAL SHORT TERM INVESTMENT
             (Cost $4,459,435)             4,459,435
                                      --------------

TOTAL INVESTMENTS - 100.34%
             (Cost $124,969,734)         154,829,581
                                      --------------

NET OTHER ASSETS AND
             LIABILITIES -- (0.34)%         (519,848)
                                      --------------

TOTAL NET ASSETS -- 100.00%          $   154,309,733
                                      ==============

          *  Non income producing security
        ADR  American Depositary Receipts

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS         % OF NET
A PERCENTAGE OF NET ASSETS:          ASSETS
-------------------------------------------
Semiconductors                      14.97%
Internet Software & Services        14.37
Application Software                12.64
Computer Hardware                   12.18
Communications Equipment             8.95
Systems Software                     7.27
Internet Retail                      6.75
IT Consulting & Other Services       4.64
Computer Storage & Peripherals       3.17
Electronic Components                3.09
Hotels, Resorts & Cruise Lines       2.97
Home Entertainment Software          1.50
Semiconductor Equipment              1.43
Electronic Manufacturing Services    1.39
Publishing                           1.33
Electrical Components & Equipment    0.80
                                  ---------
Long Term Investments               97.45
Short Term Investment                2.89
                                  ---------
Total Investments                  100.34
Net Other Assets and Liabilities    (0.34)
                                  ---------
                                   100.00%
                                  ---------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
JANUARY 31, 2010
                                                VALUE
  SHARES                                       (NOTE 2)
-----------                                ------------
COMMON STOCKS - 89.30%
             AUSTRALIA - 1.23%
  2,186,013  QBE Insurance Group,
             Ltd.                       $    44,173,401
                                       ----------------
             CHINA - 6.59%
144,979,000  Bank of China, Ltd.,
             Class H                         69,561,649
    782,610  Ctrip.com International,
             Ltd., ADR *                     24,487,867
 24,550,000  Guangzhou R&F Properties
             Co., Ltd, Class H               34,404,292
 80,700,000  Industrial & Commercial Bank
             of China, Ltd., Class H         58,663,135
 34,772,000  PetroChina Co., Ltd.,
             Class H                         38,874,755
    561,100  Tencent Holdings, Ltd.          10,402,620
                                       ----------------
                                            236,394,318
                                       ----------------
             FINLAND - 1.62%
  2,400,000  Sampo Oyj , A Shares            58,171,532
                                       ----------------
             FRANCE - 10.92%
  1,428,678  Essilor International S.A.      82,953,675
  1,322,553  Sanofi-Aventis S.A.             97,571,487
  1,336,196  Sodexho *                       73,321,742
  1,321,076  Total S.A.                      76,732,536
  2,366,320  Vivendi Universal S.A.          61,259,489
                                       ----------------
                                            391,838,929
                                       ----------------
             GERMANY - 5.07%
  1,679,774  HeidelbergCement AG            101,194,554
    900,000  Siemens AG *                    80,646,383
                                       ----------------
                                            181,840,937
                                       ----------------
             HONG KONG - 2.73%
  6,060,000  China Mobile, Ltd.              57,197,742
 24,622,000  Sino Land Co., Ltd.             40,838,834
                                       ----------------
                                             98,036,576
                                       ----------------
             INDIA - 1.32%
  1,070,000  State Bank of India             47,434,030
                                       ----------------
             IRELAND - 1.46%
  2,183,659  CRH plc                         52,419,266
                                       ----------------

                                                VALUE
 SHARES                                        (NOTE 2)
-----------                                ------------
             JAPAN - 17.07%
 14,624,000  Daiwa Securities Group,
             Inc.                       $    72,910,583
    320,300  KEYENCE Corp.                   73,868,193
  5,661,100  Leopalace21 Corp. *             20,739,385
    275,200  Nintendo Co., Ltd.              76,955,583
  3,419,000  NSD Co., Ltd. (a)               36,540,249
     51,817  NTT DoCoMo, Inc.                77,449,803
  9,997,000  Sekisui Chemical Co., Ltd       67,625,018
  2,176,300  Sumitomo Mitsui Financial
             Group, Inc.                     70,322,844
  1,036,600  TDK Corp.                       66,719,234
  3,585,000  Yamato Holdings
             Co., Ltd.                       49,342,987
                                       ----------------
                                            612,473,879
                                       ----------------
             KOREA - 1.00%
    835,000  KB Financial Group, Inc. *      36,006,180
                                       ----------------
             LUXEMBOURG - 2.57%
  2,404,859  ArcelorMittal                   92,026,308
                                       ----------------
             NETHERLANDS - 3.47%
  1,581,759  Akzo Nobel N.V.                 94,459,115
    537,346  VistaPrint N.V. *               30,096,750
                                       ----------------
                                            124,555,865
                                       ----------------
             SINGAPORE - 2.87%
  6,793,500  DBS Group Holdings, Ltd.        68,484,818
  5,850,000  Keppel Corp., Ltd.              34,599,003
                                       ----------------
                                            103,083,821
                                       ----------------
             SPAIN - 2.20%
  1,255,344  Industria de Diseno
             Textil S.A.                     78,900,637
                                       ----------------
             SWITZERLAND - 8.00%
    819,442  Kuehne & Nagel
             International AG                79,079,917
    450,000  Roche Holding AG                75,575,776
    232,089  Syngenta AG                     59,325,694
    344,464  Zurich Financial
             Services AG                     72,991,389
                                       ----------------
                                            286,972,776
                                       ----------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
JANUARY 31, 2010 (CONTINUED)
                                               VALUE
  SHARES                                      (NOTE 2)
-----------                             --------------
             TAIWAN - 1.83%
  1,498,914  MediaTek, Inc.             $    24,275,825
  6,150,000  Siliconware Precision
             Industries Co., ADR             41,512,500
                                       ----------------
                                             65,788,325
                                       ----------------
            UNITED KINGDOM - 16.58%
  1,159,089  Autonomy Corp., plc *           28,816,717
 14,000,000  BAE Systems plc                 78,797,416
 14,000,000  Cairn Energy plc *              72,157,651
  6,501,491  Capita Group plc                74,759,310
 15,363,636  Gartmore Group, Ltd. *          52,310,225
  2,961,461  Imperial Tobacco
             Group plc                       95,662,595
  1,633,552  Reckitt Benckiser
             Group plc                       84,909,324
  5,884,376  Tullow Oil plc                 107,719,685
                                       ----------------
                                            595,132,923
                                       ----------------
             UNITED STATES - 2.77%
    135,788  Apple, Inc. *                   26,087,591
  1,370,355  Cisco Systems, Inc. *           30,791,877
    102,288  First Solar, Inc. *             11,589,230
     50,704  Google, Inc., Class A *         26,843,712
    102,580  QUALCOMM, Inc.                   4,020,110
                                       ----------------
                                             99,332,520
                                       ----------------
             TOTAL COMMON STOCK
             (Cost $3,128,324,994)        3,204,582,223
                                       ----------------
PREFERRED STOCK - 5.21%
             GERMANY - 5.21%
  1,327,292  Fresenius AG                    90,445,708
  1,192,180  Volkswagen AG *                 96,316,069
                                       ----------------
                                            186,761,777
                                       ----------------
             TOTAL PREFERRED STOCK
             (Cost $183,018,893)            186,761,777
                                       ----------------
             TOTAL LONG TERM INVESTMENTS
             (Cost $3,311,343,887)        3,391,344,000
                                       ----------------

                                                  VALUE
  SHARES                                        (NOTE 2)
-----------                              ---------------
SHORT TERM INVESTMENTS - 7.75%

 21,983,855  Federated Obligations
             Fund                       $    21,983,855
211,267,782  Fidelity Institutional Treasury
             Portfolio                      211,267,782
 45,000,000  Henderson Money Market
             Fund (a)                        45,000,000
                                         ---------------
             TOTAL SHORT TERM INVESTMENTS
             (Cost $278,251,637)            278,251,637
                                         ---------------
TOTAL INVESTMENTS - 102.26%
            (Cost $3,589,595,524)         3,669,595,637
                                         ---------------
NET OTHER ASSETS AND
            LIABILITIES -- (2.26)%          (80,935,809)
                                         ---------------
TOTAL NET ASSETS -- 100.00%             $ 3,588,659,828
                                         ===============

     *    Non income producing security
     (a) Affiliated holding, see notes to financial statements for additional information.
     ADR  American Depositary Receipts




                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
JANUARY 31, 2010 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS            % OF NET
A PERCENTAGE OF NET ASSETS:             ASSETS
----------------------------------------------
Diversified Banks                       9.77%
Oil & Gas Exploration & Production      5.01
Pharmaceuticals                         4.83
Construction Materials                  4.28
Wireless Telecommunication Services     3.75
Multi-line Insurance                    3.66
Integrated Oil & Gas                    3.22
Industrial Conglomerates                3.21
Automobile Manufacturers                2.69
Tobacco                                 2.66
Diversified Chemicals                   2.63
Steel                                   2.57
Health Care Equipment                   2.52
Household Products                      2.37
Health Care Supplies                    2.31
Marine                                  2.20
Apparel Retail                          2.20
Aerospace & Defense                     2.20
Home Entertainment Software             2.14
Real Estate Development                 2.10
Human Resource & Employment Services    2.08
Electronic Equipment & Instruments      2.06
Restaurants                             2.04
Investment Banking & Brokerage          2.03
Homebuilding                            1.88
Internet Software & Services            1.88
Electronic Components                   1.86
Semiconductors                          1.83
Application Software                    1.82
Movies & Entertainment                  1.71
Fertilizers & Agricultural Chemicals    1.65
Asset Management & Custody Banks        1.46
Air Freight & Logistics                 1.38
Property & Casualty Insurance           1.23
Communications Equipment                0.97
Computer Hardware                       0.73
Hotels, Resorts & Cruise Lines          0.68
Diversified Real Estate Activities      0.58
Electrical Components & Equipment       0.32
                                     ---------
Long Term Investments                  94.51
Short Term Investments                  7.75
                                     ---------
Total Investments                     102.26
Net Other Assets and Liabilities       (2.26)
                                     ---------
                                      100.00%
                                     ---------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
JAPAN-ASIA FOCUS FUND
JANUARY 31, 2010
                                              VALUE
  SHARES                                     (NOTE 2)
------------                                ---------
COMMON STOCKS - 100.26%
             CHINA - 3.94%
  1,324,000  Bank of China, Ltd.,
             Class H                    $     635,262
    214,000  Guangzhou R&F Properties
             Co., Ltd., Class H               299,899
                                        -------------
                                              935,161
                                        -------------
             HONG KONG - 2.60%
    371,000  Sino Land Co., Ltd.              615,352
                                        -------------
             JAPAN - 90.98%
     16,700  ABC-Mart, Inc.                   516,166
     35,400  Asahi Breweries, Ltd.            693,059
     38,100  Bridgestone Corp.                607,267
     20,100  Canon, Inc.                      786,660
     48,700  Credit Saison Co., Ltd.          608,028
     57,000  Daiwa House Industry
             Co., Ltd.                        599,777
    163,000  Daiwa Securities Group,
             Inc.                             812,666
     15,420  Hakuhodo DY Holdings,
             Inc.                             757,032
      3,100  Keyence Corp.                    714,928
     78,400  Leopalace21 Corp. *              287,218
    250,500  Mitsubishi UFJ Financial
             Group, Inc.                    1,288,873
     33,200  Mitsui Sumitomo Insurance
             Group Holdings, Inc.             832,669
    392,400  Mizuho Financial Group,
             Inc.                             755,944
      7,900  Murata Manufacturing
             Co., Ltd.                        434,181
     48,100  NEC Electronics Corp. *          402,881
      3,100  Nintendo Co., Ltd.               866,869
     16,100  Nippon Telegraph and
             Telephone Corp.                  680,048
      1,630  Nippon Television Network
             Corp.                            223,652
     25,900  NS Solutions Corp.               398,127
     29,900  NSD Co., Ltd.                    319,554
        604  NTT DoCoMo, Inc.                 902,786
     15,600  Secom Co., Ltd.                  698,608
    108,000  Sekisui Chemical Co., Ltd.       730,569
     31,500  Seven & I Holdings Co.,
             Ltd.                             689,227
     14,600  Shin-Etsu Chemical Co.,
             Ltd.                             760,421


                                                  VALUE
  SHARES                                        (NOTE 2)
------------                                  -----------
             JAPAN - (continued)
     32,500  Sumitomo Mitsui Financial
             Group, Inc.                $   1,050,173
     15,800  Takeda Pharmaceutical
             Co., Ltd.                        694,590
      6,700  TDK Corp.                        431,236
     31,600  Tokyo Broadcasting System,
             Inc.                             474,293
        186  West Japan Railway Co.           641,461
     23,300  Xebio Co., Ltd.                  439,565
     12,940  Yamada Denki Co., Ltd.           828,054
     47,900  Yamato Holdings
             Co., Ltd.                        659,283
                                        -------------
                                           21,585,865
                                        -------------
              SINGAPORE - 2.74%
     64,500   DBS Group Holdings, Ltd.        650,220
                                        -------------
              TOTAL LONG TERM INVESTMENTS
              (Cost $24,494,348)           23,786,598
                                        -------------
SHORT TERM INVESTMENT - 0.36%
     86,669   Fidelity Institutional Treasury
              Portfolio                        86,669
                                        -------------
              TOTAL SHORT TERM INVESTMENT
              (Cost $86,669)                   86,669
                                        -------------
TOTAL INVESTMENTS - 100.62%
              (Cost $24,581,017)           23,873,267
                                        -------------
NET OTHER ASSETS AND
              LIABILITIES -- (0.62)%         (147,388)
                                        -------------
TOTAL NET ASSETS -- 100.00%             $  23,725,879
                                        -------------

          *  Non income producing security

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
JAPAN-ASIA FOCUS FUND
JANUARY 31, 2010 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS             % OF NET
A PERCENTAGE OF NET ASSETS:              ASSETS
-----------------------------------------------
Diversified Banks                       18.46%
Real Estate Development                  3.86
Wireless Telecommunication Services      3.81
Diversified Real Estate Activities       3.74
Home Entertainment Software              3.65
Electronic Components                    3.65
Property & Casualty Insurance            3.51
Computer & Electronics Retail            3.49
Investment Banking & Brokerage           3.43
Office Electronics                       3.32
Specialty Chemicals                      3.20
Advertising                              3.19
Homebuilding                             3.08
Electronic Equipment & Instruments       3.01
Security & Alarm Services                2.94
Broadcasting                             2.94
Pharmaceuticals                          2.93
Brewers                                  2.92
Food Retail                              2.90
Integrated Telecommunication Services    2.87
Air Freight & Logistics                  2.78
Railroads                                2.70
Consumer Finance                         2.56
Tires & Rubber                           2.56
Apparel Retail                           2.18
Specialty Stores                         1.85
Semiconductors                           1.70
IT Consulting & Other Services           1.68
Application Software                     1.35
                                      ---------
Long Term Investments                  100.26
Short Term Investment                    0.36
                                      ---------
Total Investments                      100.62
Net Other Assets and Liabilities        (0.62)
                                      ---------
                                       100.00%
                                      ---------

                       See Notes to Financial Statements.

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

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2010

                                                                                     EUROPEAN    GLOBAL EQUITY
                                                                                        FOCUS           INCOME
                                                                                         FUND             FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
Securities                                                                       $508,401,110     $495,690,019
Affiliated companies                                                                       --               --
Short term investments                                                             49,537,426       31,290,157
----------------------------------------------------------------------------------------------------------------
   Total investments, at value                                                    557,938,536      526,980,176
Foreign cash, at value                                                                      2               41
Dividends and interest receivable                                                     839,012        2,981,826
Receivable for investment securities sold                                           6,593,427          641,809
Receivable for fund shares sold                                                     1,979,224       16,029,931
Receivable for open forward foreign currency contracts                                     --        2,416,292
Prepaid expenses and other assets                                                      56,580           53,732
----------------------------------------------------------------------------------------------------------------
   Total Assets                                                                   567,406,781      549,103,807
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased                                        16,224,453        7,690,318
Payable for fund shares redeemed                                                    2,176,421          913,850
Payable to custodian                                                                       --               --
Payable to investment adviser                                                         620,621          453,519
Payable for 12b-1 distribution and service fees                                       221,407          234,398
Accrued expenses and other payables                                                   273,292          170,314
----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                               19,516,194        9,462,399
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $547,890,587     $539,641,408
----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                                  $836,247,479     $676,164,321
Accumulated undistributed net investment income (loss)                            (32,095,326)         305,927
Accumulated net realized loss on investments and foreign currency transactions   (250,205,276)    (112,459,996)
Net unrealized appreciation/(depreciation) of investments and foreign currencies   (6,056,290)     (24,368,844)
----------------------------------------------------------------------------------------------------------------
                                                                                 $547,890,587     $539,641,408
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
Class A Shares                                                                   $313,367,102     $275,413,557
----------------------------------------------------------------------------------------------------------------
Class B Shares                                                                    $36,304,115              N/A
----------------------------------------------------------------------------------------------------------------
Class C Shares                                                                   $130,452,287     $213,595,233
----------------------------------------------------------------------------------------------------------------
Class R Shares                                                                            N/A              N/A
----------------------------------------------------------------------------------------------------------------
Class W Shares                                                                    $67,767,083      $50,632,618
----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
Class A Shares (unlimited number of shares authorized)                             13,407,197       37,663,908
----------------------------------------------------------------------------------------------------------------
Class B Shares (unlimited number of shares authorized)                              1,632,507              N/A
----------------------------------------------------------------------------------------------------------------
Class C Shares (unlimited number of shares authorized)                              5,866,831       29,309,057
----------------------------------------------------------------------------------------------------------------
Class R Shares (unlimited number of shares authorized)                                    N/A              N/A
----------------------------------------------------------------------------------------------------------------
Class W Shares (unlimited number of shares authorized)                              2,900,090        6,916,056
----------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Net asset value and redemption price per share                                         $23.37            $7.31
----------------------------------------------------------------------------------------------------------------
Maximum sales charge *                                                                  5.75%            5.75%
Maximum offering price per share                                                       $24.80            $7.76
----------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net asset value and offering price per share                                           $22.24              N/A
----------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Net asset value and offering price per share                                           $22.24            $7.29
----------------------------------------------------------------------------------------------------------------
CLASS R SHARES:
Net asset value and offering price per share                                              N/A              N/A
----------------------------------------------------------------------------------------------------------------
CLASS W SHARES:
Net asset value and offering price per share                                           $23.37            $7.32
----------------------------------------------------------------------------------------------------------------
Investments, at cost                                                             $563,965,584     $553,737,729
----------------------------------------------------------------------------------------------------------------
Foreign cash, at cost                                                                      $2              $41
----------------------------------------------------------------------------------------------------------------

       The Funds may impose a redemption fee of 2.00% on certain shares redeemed within 30 days of purchase.
     * On sales of $50,000 or more, the sales charge will be reduced.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2010 (CONTINUED)


         GLOBAL         GLOBAL     INTERNATIONAL     JAPAN-ASIA
  OPPORTUNITIES     TECHNOLOGY     OPPORTUNITIES           FOCUS
           FUND           FUND              FUND            FUND
----------------------------------------------------------------

    $15,651,586   $150,370,146    $3,354,803,751     $23,786,598
             --             --        81,540,249              --
      1,163,031      4,459,435       233,251,637         86,669
----------------------------------------------------------------

     16,814,617    154,829,581     3,669,595,637      23,873,267
          6,391        622,140         2,298,016               2
         11,250         54,086         4,876,458          20,910
             --      1,808,913        30,368,907              --
         27,474      1,942,262        16,922,525          24,710
             --             --           493,717              --
         18,695         29,738           227,259          22,246
----------------------------------------------------------------
     16,878,427    159,286,720     3,724,782,519      23,941,135
----------------------------------------------------------------

        348,399             --       119,799,942              --
         45,823      4,642,306         9,971,481         129,647
             --             --                --           4,589
         14,883        175,233         3,839,488          28,630
          8,520         69,347         1,248,321          11,826
         41,591         90,101         1,263,459          40,564
----------------------------------------------------------------
        459,216      4,976,987       136,122,691         215,256
----------------------------------------------------------------
    $16,419,211   $154,309,733    $3,588,659,828     $23,725,879
----------------------------------------------------------------

    $21,384,125   $201,010,114    $4,407,012,645     $53,542,107
       (130,031)    (1,329,358)       (6,309,777)        (87,026)
     (7,423,772)   (75,238,274)     (892,592,318)    (28,982,880)
      2,588,889     29,867,251        80,549,278        (746,322)
----------------------------------------------------------------
    $16,419,211   $154,309,733    $3,588,659,828     $23,725,879
----------------------------------------------------------------

     $9,113,568    $89,030,864    $2,191,039,681     $13,720,790
----------------------------------------------------------------
            N/A      7,229,177       $91,815,898             N/A
----------------------------------------------------------------
     $7,305,643    $46,663,507      $763,575,476     $10,005,089
----------------------------------------------------------------
            N/A            N/A        $5,834,309             N/A
----------------------------------------------------------------
            N/A    $11,386,185      $536,394,464             N/A
----------------------------------------------------------------

      1,072,155      5,997,447       114,229,928       2,041,278
----------------------------------------------------------------
            N/A        517,153         5,040,520             N/A
----------------------------------------------------------------
        860,488      3,346,749        41,944,221       1,534,165
----------------------------------------------------------------
            N/A            N/A           307,318             N/A
----------------------------------------------------------------
            N/A        764,913        27,924,338             N/A
----------------------------------------------------------------

          $8.50         $14.84            $19.18           $6.72
----------------------------------------------------------------
          5.75%          5.75%             5.75%           5.75%
          $9.02         $15.75            $20.35           $7.13
----------------------------------------------------------------

            N/A         $13.98            $18.22             N/A
----------------------------------------------------------------

          $8.49         $13.94            $18.20           $6.52
----------------------------------------------------------------

            N/A            N/A            $18.98             N/A
----------------------------------------------------------------

            N/A         $14.89            $19.21             N/A
----------------------------------------------------------------
    $14,226,120   $124,969,734    $3,589,595,524     $24,581,017
----------------------------------------------------------------
         $6,304       $614,980        $2,268,898              $2
----------------------------------------------------------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2010

                                                              EUROPEAN        GLOBAL EQUITY
                                                                 FOCUS               INCOME
                                                                  FUND                 FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                   $1,781,523          $13,820,196
Interest                                                         4,339                2,618
Foreign taxes withheld                                         (97,209)           (901,110)
-------------------------------------------------------------------------------------------
   Total Investment Income                                   1,688,653           12,921,704
-------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                     2,721,043            1,783,724
12b-1 distribution and service fees:
   Class A Shares                                              379,706              276,389
   Class B Shares                                              185,255                   --
   Class C Shares                                              672,058              834,296
   Class R Shares                                                   --                   --
Transfer agent fees                                            545,077              281,759
Custodian fees                                                 122,424               91,523
Printing and postage fees                                       83,258               59,205
Administrative fees                                             72,119               52,019
Registration and filing fees                                    36,220               32,105
Accounting fees                                                 31,541               27,286
Audit fees                                                      16,928               17,759
Compliance Officer fees                                         14,086               10,220
Legal fees                                                      11,627                8,195
Trustees' fees and expenses                                     10,944                7,911
Miscellaneous fees                                              34,949               20,468
-------------------------------------------------------------------------------------------
   Total Expenses                                            4,937,235            3,502,859
-------------------------------------------------------------------------------------------
Fees waived and expenses reimbursed by investment adviser           --              (37,881)
-------------------------------------------------------------------------------------------
   Net Expenses                                                     --            3,464,978
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                (3,248,582)           9,456,726
-------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
   Investment transactions                                  15,225,772            6,104,847
   Foreign currency transactions                              (863,322)             (34,024)
Net change in unrealized appreciation/(depreciation) of:
   Investments                                              71,626,903           (3,818,214)
   Translation of other assets and liabilities                 124,567            3,186,381
-------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss)                     86,113,920            5,438,990
-------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $82,865,338          $14,895,716
-------------------------------------------------------------------------------------------
     (a)  Affiliated companies accounted for $588,809 of the change in unrealized depreciation of investments.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF OPERATIONS
(CONTINUED)


        GLOBAL         GLOBAL    INTERNATIONAL       JAPAN-ASIA
 OPPORTUNITIES     TECHNOLOGY    OPPORTUNITIES             FOCUS
          FUND           FUND             FUND              FUND
-----------------------------------------------------------------

       $80,673       $322,463      $24,041,152          $259,762
            21          1,381           56,609                --
        (1,990)      (40,076)       (1,747,673)          (16,321)
-----------------------------------------------------------------
        78,704        283,768       22,350,088           243,441
-----------------------------------------------------------------

        74,540        716,943       16,671,225           137,452
-----------------------------------------------------------------
         9,451        103,791        2,698,583            19,774
            --         34,935          483,116                --
        37,796        222,693        3,891,053            58,321
            --             --           11,716                --
        11,167        139,532        3,073,670            33,606
        14,079         32,780          509,065             4,588
         2,392         21,224          521,640             4,656
         2,117         18,522          451,296             3,897
        12,379         27,203          136,093            10,244
        27,273         31,138           49,453            30,616
        17,329         16,684           17,850            16,715
           333          3,636           91,624               817
           325          2,946           72,285               705
           299          2,821           68,658               552
         2,146         11,687          186,864             2,696
-----------------------------------------------------------------
       211,626      1,386,535       28,934,191           324,639
-----------------------------------------------------------------
       (35,857)            --               --            (7,463)
-----------------------------------------------------------------
       175,769             --               --           317,176
-----------------------------------------------------------------
       (97,065)    (1,102,767)      (6,584,103)          (73,735)
-----------------------------------------------------------------

       923,391     10,407,057       57,011,723          (639,216)
       (19,800)         2,875       (7,299,701)            1,040
       153,009      3,561,345       (6,996,883) (a)     (501,097)
          (354)        (1,429)       1,924,847             1,538
-----------------------------------------------------------------
     1,056,246     13,969,848       44,639,986        (1,137,735)
-----------------------------------------------------------------
      $959,181    $12,867,081      $38,055,883       $(1,211,470)
-----------------------------------------------------------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS
EUROPEAN FOCUS FUND

                                                                             SIX MONTHS ENDED      YEAR ENDED
                                                                             JANUARY 31, 2010   JULY 31, 2009
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      $(3,248,582)     $5,699,297
Net realized gain/(loss) on investments and foreign currency transactions          14,362,450    (260,997,463)
Net change in unrealized appreciation/(depreciation) of investments and
   foreign currency translations                                                   71,751,470     (13,679,278)
---------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                    82,865,338    (268,977,444)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
   Class A Shares                                                                  (9,096,681)     (9,483,604)
   Class B Shares                                                                    (915,432)       (663,572)
   Class C Shares                                                                  (3,305,393)     (2,677,964)
   Class W Shares                                                                  (2,207,048)             --
---------------------------------------------------------------------------------------------------------------
                                                                                  (15,524,554)    (12,825,140)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
   Class A Shares                                                                          --     (25,530,960)
   Class B Shares                                                                          --      (2,679,657)
   Class C Shares                                                                          --     (10,814,243)
---------------------------------------------------------------------------------------------------------------
                                                                                           --     (39,024,860)
---------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in Fund share transactions:
   Class A Shares                                                                 (21,476,590)   (189,139,660)
   Class B Shares                                                                      41,131      (5,031,101)
   Class C Shares                                                                  (1,105,307)    (58,054,078)
   Class W Shares                                                                  48,998,745       6,317,506
---------------------------------------------------------------------------------------------------------------
                                                                                   26,457,979    (245,907,333)
---------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                                              93,798,763    (566,734,777)
NET ASSETS:
Beginning of period                                                               454,091,824   1,020,826,601
---------------------------------------------------------------------------------------------------------------
End of period                                                                    $547,890,587    $454,091,824
---------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment loss                                   $(32,095,326)    $(13,322,190)
---------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL EQUITY INCOME FUND

                                                                             SIX MONTHS ENDED      YEAR ENDED
                                                                             JANUARY 31, 2010   JULY 31, 2009
-------------------------------------------------------------------------------------------------------------
Net investment income                                                              $9,456,726     $22,612,753
Net realized gain/(loss) on investments and foreign currency transactions           6,070,823     (94,474,575)
Net change in unrealized appreciation/(depreciation) of investments and
   foreign currency translations                                                     (631,833)     29,866,198
-------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                    14,895,716     (41,995,624)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
   Class A Shares                                                                  (6,192,314)    (12,675,937)
   Class C Shares                                                                  (4,044,073)     (9,034,243)
   Class W Shares                                                                    (876,889)       (335,590)
-------------------------------------------------------------------------------------------------------------
                                                                                  (11,113,276)    (22,045,770)
-------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in Fund share transactions:
   Class A Shares                                                                  86,562,058      29,324,137
   Class C Shares                                                                  80,050,689      (2,495,626)
   Class W Shares                                                                  41,887,975       8,136,048
-------------------------------------------------------------------------------------------------------------
                                                                                  208,500,722      34,964,559
-------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                                             212,283,162     (29,076,835)
NET ASSETS:
Beginning of period                                                               327,358,246     356,435,081
-------------------------------------------------------------------------------------------------------------
End of period                                                                    $539,641,408    $327,358,246
-------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                      $305,927      $1,962,477
-------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL OPPORTUNITIES FUND

                                                                             SIX MONTHS ENDED      YEAR ENDED
                                                                             JANUARY 31, 2010   JULY 31, 2009
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                  $(97,065)        $(2,841)
Net realized gain/(loss) on investments and foreign currency transactions             903,591      (6,836,774)
Net change in unrealized appreciation/(depreciation) of investments and
   foreign currency translations                                                      152,655       3,883,044
---------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                       959,181      (2,956,571)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
   Class A Shares                                                                          --         (76,547)
   Class C Shares                                                                          --         (10,953)
---------------------------------------------------------------------------------------------------------------
                                                                                           --         (87,500)
---------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in Fund share transactions:
   Class A Shares                                                                   2,345,769      (4,148,843)
   Class C Shares                                                                    (202,943)      2,937,037
---------------------------------------------------------------------------------------------------------------
                                                                                    2,142,826      (1,211,806)
---------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                                               3,102,007      (4,255,877)
NET ASSETS:
Beginning of period                                                                13,317,204      17,573,081
---------------------------------------------------------------------------------------------------------------
End of period                                                                     $16,419,211     $13,317,204
---------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment loss                                       $(130,031)       $(32,966)
---------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL TECHNOLOGY FUND

                                                                             SIX MONTHS ENDED      YEAR ENDED
                                                                             JANUARY 31, 2010   JULY 31, 2009
-------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $(1,102,767)    $(1,257,394)
Net realized gain/(loss) on investments and foreign currency transactions          10,409,932     (49,614,165)
Net change in unrealized appreciation/(depreciation) of investments and
   foreign currency translations                                                    3,559,916     27,594,311
-------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                    12,867,081     (23,277,248)
-------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in Fund share transactions:
   Class A Shares                                                                  10,338,435     (35,861,004)
   Class B Shares                                                                     557,825        (852,891)
   Class C Shares                                                                   3,176,456     (15,031,121)
   Class W Shares                                                                   7,659,753       2,343,327
-------------------------------------------------------------------------------------------------------------
                                                                                   21,732,469     (49,401,689)
-------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                                              34,599,550     (72,678,937)
NET ASSETS:
Beginning of period                                                               119,710,183     192,389,120
-------------------------------------------------------------------------------------------------------------
End of period                                                                    $154,309,733    $119,710,183
-------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment loss                                     $(1,329,358)      $(226,591)
-------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS
INTERNATIONAL OPPORTUNITIES FUND

                                                                             SIX MONTHS ENDED      YEAR ENDED
                                                                             JANUARY 31, 2010   JULY 31, 2009
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      $(6,584,103)    $33,304,731
Net realized gain/(loss) on investments and foreign currency transactions          49,712,022    (879,845,853)
Net change in unrealized appreciation/(depreciation) of investments and
   foreign currency translations                                                   (5,072,036)    159,941,908
-----------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                    38,055,883    (686,599,214)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
   Class A Shares                                                                  (8,256,130)    (21,443,683)
   Class B Shares                                                                      (6,282)       (473,431)
   Class C Shares                                                                     (51,786)     (3,941,909)
   Class R Shares                                                                     (22,193)        (17,177)
   Class W Shares                                                                  (2,632,703)             --
-----------------------------------------------------------------------------------------------------------------
                                                                                  (10,969,094)    (25,876,200)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
   Class A Shares                                                                          --      (9,075,899)
   Class B Shares                                                                          --        (469,620)
   Class C Shares                                                                          --      (3,910,176)
   Class R Shares                                                                          --          (8,105)
-----------------------------------------------------------------------------------------------------------------
                                                                                           --     (13,463,800)
-----------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in Fund share transactions:
   Class A Shares                                                                 133,629,637    (272,498,834)
   Class B Shares                                                                  (1,440,907)    (12,924,358)
   Class C Shares                                                                  40,234,457    (221,840,384)
   Class R Shares                                                                   2,789,711       1,291,619
   Class W Shares                                                                 455,731,941      67,629,376
-----------------------------------------------------------------------------------------------------------------
                                                                                  630,944,839    (438,342,581)
-----------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                                             658,031,628  (1,164,281,795)
NET ASSETS:
Beginning of period                                                             2,930,628,200   4,094,909,995
-----------------------------------------------------------------------------------------------------------------
End of period                                                                  $3,588,659,828  $2,930,628,200
-----------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income/(loss)                            $(6,309,777)    $11,243,420
-----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS
JAPAN-ASIA FOCUS FUND

                                                                             SIX MONTHS ENDED     YEAR ENDED
                                                                             JANUARY 31, 2010  JULY 31, 2009
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                        $(73,735)        $9,737
Net realized loss on investments and foreign currency transactions                  (638,176)   (18,482,002)
Net change in unrealized appreciation/(depreciation) of investments and
   foreign currency translations                                                    (499,559)    10,148,323
-----------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              (1,211,470)    (8,323,942)
-----------------------------------------------------------------------------------------------------------
Net decrease in Fund share transactions:
   Class A Shares                                                                 (3,646,293)    (8,439,253)
   Class C Shares                                                                 (2,079,428)    (4,514,738)
-----------------------------------------------------------------------------------------------------------
                                                                                  (5,725,721)   (12,953,991)
-----------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                        (6,937,191)   (21,277,933)
NET ASSETS:
Beginning of period                                                               30,663,070     51,941,003
-----------------------------------------------------------------------------------------------------------
End of period                                                                    $23,725,879    $30,663,070
-----------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment loss                                       $(87,026)      $(13,291)
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES - CAPITAL STOCK ACTIVITY
EUROPEAN FOCUS FUND


                                     SIX MONTHS ENDED        YEAR ENDED
                                     JANUARY 31, 2010     JULY 31, 2009
-------------------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold                                      $95,665,260       $77,252,508
Issued as reinvestment of dividends         8,156,382       27,130,213
Redeemed *                               (125,298,232)     (293,522,381)
-------------------------------------------------------------------------
Net decrease                             $(21,476,590)    $(189,139,660)
-------------------------------------------------------------------------
CLASS B SHARES:
Sold                                       $1,961,882        $1,857,016
Issued as reinvestment of dividends           763,124         2,839,196
Redeemed *                                 (2,683,875)       (9,727,313)
-------------------------------------------------------------------------
Net increase/(decrease)                       $41,131       $(5,031,101)
-------------------------------------------------------------------------
CLASS C SHARES:
Sold                                      $13,152,355       $11,924,175
Issued as reinvestment of dividends         2,462,775         9,824,556
Redeemed *                                (16,720,437)      (79,802,809)
-------------------------------------------------------------------------
Net decrease                              $(1,105,307)     $(58,054,078)
-------------------------------------------------------------------------
CLASS W SHARES:
Sold                                     $115,576,829        $7,086,460
Issued in reinvestment of dividends           375,585                --
Redeemed                                  (66,953,669)         (768,954)
-------------------------------------------------------------------------
Net increase                              $48,998,745        $6,317,506
-------------------------------------------------------------------------
SHARES
CLASS A SHARES:
Sold                                        3,970,372         4,894,585
Issued as reinvestment of dividends           335,515         2,439,767
Redeemed                                   (5,617,313)      (17,805,388)
-------------------------------------------------------------------------
Net decrease                               (1,311,426)      (10,471,036)
-------------------------------------------------------------------------
CLASS B SHARES:
Sold                                           84,521           128,419
Issued as reinvestment of dividends            32,978           267,093
Redeemed                                     (117,953)         (637,450)
-------------------------------------------------------------------------
Net decrease                                     (454)         (241,938)
-------------------------------------------------------------------------
CLASS C SHARES:
Sold                                          572,287           789,348
Issued as reinvestment of dividends           106,429           924,229
Redeemed                                     (733,047)       (4,998,541)
-------------------------------------------------------------------------
Net decrease                                  (54,331)       (3,284,964)
-------------------------------------------------------------------------
CLASS W SHARES
Sold                                        5,223,647           482,684
Issued as reinvestment of dividends            15,456                --
Redeemed                                   (2,779,223)          (42,474)
-------------------------------------------------------------------------
Net increase                                2,459,880           440,210
-------------------------------------------------------------------------
* Amounts shown are inclusive of redemption fees.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES - CAPITAL STOCK ACTIVITY
GLOBAL EQUITY INCOME FUND


                                     SIX MONTHS ENDED        YEAR ENDED
                                     JANUARY 31, 2010     JULY 31, 2009
-----------------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold                                     $130,681,286      $109,845,189
Issued as reinvestment of dividends         4,534,365         7,966,201
Redeemed *                                (48,653,593)      (88,487,253)
-----------------------------------------------------------------------
Net increase                              $86,562,058       $29,324,137
-----------------------------------------------------------------------
CLASS C SHARES:
Sold                                      $93,059,648       $50,589,417
Issued as reinvestment of dividends         2,255,466         4,688,103
Redeemed *                                (15,264,425)      (57,773,146)
-----------------------------------------------------------------------
Net increase/(decrease)                   $80,050,689       $(2,495,626)
-----------------------------------------------------------------------
CLASS W SHARES:
Sold                                      $47,879,622        $8,867,709
Issued in reinvestment of dividends           367,984           335,590
Redeemed                                   (6,359,631)       (1,067,251)
-----------------------------------------------------------------------
Net increase                              $41,887,975        $8,136,048
-----------------------------------------------------------------------
SHARES
CLASS A SHARES:
Sold                                       17,437,863        16,676,158
Issued as reinvestment of dividends           613,817         1,183,014
Redeemed                                   (6,598,436)      (13,067,927)
-----------------------------------------------------------------------
Net increase                               11,453,244         4,791,245
-----------------------------------------------------------------------
CLASS C SHARES:
Sold                                       12,428,487         7,618,108
Issued as reinvestment of dividends           306,575           696,210
Redeemed                                   (2,059,565)       (8,607,416)
-----------------------------------------------------------------------
Net increase/(decrease)                    10,675,497          (293,098)
-----------------------------------------------------------------------
CLASS W SHARES
Sold                                        6,434,912         1,389,432
Issued as reinvestment of dividends            49,712            49,560
Redeemed                                     (850,206)         (157,354)
-----------------------------------------------------------------------
Net increase                                5,634,418         1,281,638
-----------------------------------------------------------------------
* Amounts shown are inclusive of redemption fees.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES - CAPITAL STOCK ACTIVITY
GLOBAL OPPORTUNITIES FUND


                                     SIX MONTHS ENDED        YEAR ENDED
                                     JANUARY 31, 2010     JULY 31, 2009
------------------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold                                       $2,970,580       $12,853,472
Issued as reinvestment of dividends                --            35,626
Redeemed *                                   (624,811)      (17,037,941)
------------------------------------------------------------------------
Net increase/(decrease)                    $2,345,769       $(4,148,843)
------------------------------------------------------------------------
CLASS C SHARES:
Sold                                         $924,806        $6,747,338
Issued as reinvestment of dividends                --             6,021
Redeemed *                                 (1,127,749)       (3,816,322)
------------------------------------------------------------------------
Net increase/(decrease)                     $(202,943)       $2,937,037
------------------------------------------------------------------------
SHARES
CLASS A SHARES:
Sold                                          342,289         1,983,908
Issued as reinvestment of dividends                --             5,673
Redeemed                                      (73,112)       (2,415,376)
------------------------------------------------------------------------
Net increase/(decrease)                       269,177          (425,795)
------------------------------------------------------------------------
CLASS C SHARES:
Sold                                          107,490           924,936
Issued as reinvestment of dividends                --               951
Redeemed                                     (131,280)         (566,346)
------------------------------------------------------------------------
Net increase/(decrease)                       (23,790)          359,541
------------------------------------------------------------------------
* Amounts shown are inclusive of redemption fees.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES - CAPITAL STOCK ACTIVITY
GLOBAL TECHNOLOGY FUND


                         SIX MONTHS ENDED        YEAR ENDED
                         JANUARY 31, 2010     JULY 31, 2009
-------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold                          $34,751,171       $25,331,965
Redeemed *                    (24,412,736)      (61,192,969)
-------------------------------------------------------------
Net increase/(decrease)       $10,338,435      $(35,861,004)
-------------------------------------------------------------
CLASS B SHARES:
Sold                           $1,201,392          $654,457
Redeemed *                       (643,567)       (1,507,348)
-------------------------------------------------------------
Net increase/(decrease)          $557,825         $(852,891)
-------------------------------------------------------------
CLASS C SHARES:
Sold                           $8,367,767        $4,245,210
Redeemed *                     (5,191,311)      (19,276,331)
-------------------------------------------------------------
Net increase/(decrease)        $3,176,456      $(15,031,121)
-------------------------------------------------------------
CLASS W SHARES:
Sold                           $9,751,371        $2,652,212
Redeemed *                     (2,091,618)         (308,885)
-------------------------------------------------------------
Net increase                   $7,659,753        $2,343,327
-------------------------------------------------------------
SHARES
CLASS A SHARES:
Sold                            2,335,464         2,177,146
Redeemed                       (1,704,620)       (5,678,908)
-------------------------------------------------------------
Net increase/(decrease)           630,844        (3,501,762)
-------------------------------------------------------------
CLASS B SHARES:
Sold                               86,953            62,292
Redeemed                          (45,976)         (150,705)
-------------------------------------------------------------
Net increase/(decrease)            40,977           (88,413)
-------------------------------------------------------------
CLASS C SHARES:
Sold                              591,656           380,323
Redeemed                         (377,254)       (1,933,889)
-------------------------------------------------------------
Net increase/(decrease)           214,402        (1,553,566)
-------------------------------------------------------------
CLASS W SHARES
Sold                              685,607           243,598
Redeemed                         (139,199)          (25,093)
-------------------------------------------------------------
Net increase                      546,408           218,505
-------------------------------------------------------------
* Amounts shown are inclusive of redemption fees.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES - CAPITAL STOCK ACTIVITY
INTERNATIONAL OPPORTUNITIES FUND


                                      SIX MONTHS ENDED        YEAR ENDED
                                      JANUARY 31, 2010     JULY 31, 2009
--------------------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold                                      $689,896,520      $749,479,353
Issued as reinvestment of dividends          6,836,016        22,901,083
Redeemed *                                (563,102,899)   (1,044,879,270)
--------------------------------------------------------------------------
Net increase/(decrease)                   $133,629,637     $(272,498,834)
--------------------------------------------------------------------------
CLASS B SHARES:
Sold                                        $4,222,856        $5,856,330
Issued as reinvestment of dividends              4,684           702,060
Redeemed *                                  (5,668,447)      (19,482,748)
--------------------------------------------------------------------------
Net decrease                               $(1,440,907)     $(12,924,358)
--------------------------------------------------------------------------
CLASS C SHARES:
Sold                                      $106,820,270       $89,451,799
Issued as reinvestment of dividends             37,375         5,597,689
Redeemed *                                 (66,623,188)     (316,889,872)
--------------------------------------------------------------------------
Net increase/(decrease)                    $40,234,457     $(221,840,384)
--------------------------------------------------------------------------
CLASS R SHARES:
Sold                                        $3,338,511        $1,999,658
Issued as reinvestment of dividends             11,374            11,293
Redeemed *                                    (560,174)         (719,332)
--------------------------------------------------------------------------
Net increase                                $2,789,711        $1,291,619
--------------------------------------------------------------------------
CLASS W SHARES:
Sold                                      $544,493,499       $80,016,189
Issued in reinvestment of dividends            594,402                --
Redeemed *                                 (89,355,960)      (12,386,813)
--------------------------------------------------------------------------
Net increase                              $455,731,941       $67,629,376
--------------------------------------------------------------------------
SHARES
CLASS A SHARES:
Sold                                        34,895,544        46,647,650
Issued as reinvestment of dividends            339,593         1,681,427
Redeemed                                   (28,927,283)      (67,544,987)
--------------------------------------------------------------------------
Net increase/(decrease)                      6,307,854       (19,215,910)
--------------------------------------------------------------------------
CLASS B SHARES:
Sold                                           224,887           375,738
Issued as reinvestment of dividends                245            54,005
Redeemed                                      (300,966)       (1,324,888)
--------------------------------------------------------------------------
Net decrease                                   (75,834)         (895,145)
--------------------------------------------------------------------------
CLASS C SHARES:
Sold                                         5,673,328         5,684,102
Issued as reinvestment of dividends              1,955           430,593
Redeemed                                    (3,539,133)      (21,350,853)
--------------------------------------------------------------------------
Net increase/(decrease)                      2,136,150       (15,236,158)
--------------------------------------------------------------------------
CLASS R SHARES:
Sold                                           169,737           119,979
Issued as reinvestment of dividends                571               835
Redeemed                                       (28,342)          (49,067)
--------------------------------------------------------------------------
Net increase                                   141,966            71,747
--------------------------------------------------------------------------
CLASS W SHARES
Sold                                        27,795,783         5,285,614
Issued as reinvestment of dividends             29,499                --
Redeemed                                    (4,476,423)         (710,135)
--------------------------------------------------------------------------
Net increase                                23,348,859         4,575,479
--------------------------------------------------------------------------
* Amounts shown are inclusive of redemption fees.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENTS OF CHANGES - CAPITAL STOCK ACTIVITY
JAPAN-ASIA FOCUS FUND


                                      SIX MONTHS ENDED        YEAR ENDED
                                      JANUARY 31, 2010     JULY 31, 2009
-------------------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold                                        $2,174,297        $3,230,504
Issued as reinvestment of dividends                 --               975
Redeemed                                    (5,820,590)      (11,670,732)*
-------------------------------------------------------------------------
Net decrease                               $(3,646,293)      $(8,439,253)
-------------------------------------------------------------------------
CLASS C SHARES:
Sold                                          $880,287        $2,015,380
Redeemed                                    (2,959,715)       (6,530,118)*
-------------------------------------------------------------------------
Net decrease                               $(2,079,428)      $(4,514,738)
-------------------------------------------------------------------------
SHARES
CLASS A SHARES:
Sold                                           305,008           518,987
Issued as reinvestment of dividends                 --               105
Redeemed                                      (830,277)       (2,086,360)
-------------------------------------------------------------------------
Net decrease                                  (525,269)       (1,567,268)
-------------------------------------------------------------------------
CLASS C SHARES:
Sold                                           129,853           334,444
Redeemed                                      (441,795)       (1,108,768)
-------------------------------------------------------------------------
Net decrease                                  (311,942)         (774,324)
-------------------------------------------------------------------------
* Amounts shown are inclusive of redemption fees.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

                                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:          LESS DISTRIBUTIONS:
                                     ----------------------------------------- -------------------------------------
                                                      NET                      DIVIDENDS DISTRIBUTIONS
                           NET ASSET     NET     REALIZED AND      TOTAL         FROM   FROM NET
                             VALUE,  INVESTMENT UNREALIZED GAIN    FROM           NET    REALIZED
                           BEGINNING   INCOME      (LOSS) ON    INVESTMENT    INVESTMENT  CAPITAL           TOTAL
                           OF PERIOD  (LOSS) (b) INVESTMENTS    OPERATIONS      INCOME    GAINS        DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
EUROPEAN FOCUS
CLASS A
Period Ended 1/31/2010       $20.32    (0.12)        3.87           3.75         (0.70)    0.00             (0.70)
Year Ended 7/31/2009          28.57     0.26        (6.20)         (5.94)        (0.60)   (1.71)            (2.31)
Year Ended 7/31/2008          37.04     0.28        (4.64)         (4.36)        (0.87)   (3.25)            (4.12)
Year Ended 7/31/2007          29.36     0.13        10.19          10.32          0.00    (2.64)            (2.64)
Year Ended 7/31/2006          25.30     0.12         5.54           5.66          0.00    (1.60)            (1.60)
Year Ended 7/31/2005          20.88     0.04         6.76           6.80          0.00    (2.38)            (2.38)
CLASS B
Period Ended 1/31/2010       $19.33    (0.20)        3.68           3.48         (0.57)    0.00             (0.57)
Year Ended 7/31/2009          27.17     0.10        (5.83)         (5.73)        (0.40)   (1.71)            (2.11)
Year Ended 7/31/2008          35.46     0.04        (4.43)         (4.39)        (0.66)   (3.25)            (3.91)
Year Ended 7/31/2007          28.41    (0.15)        9.84           9.69          0.00    (2.64)            (2.64)
Year Ended 7/31/2006          24.71    (0.11)        5.41           5.30          0.00    (1.60)            (1.60)
Year Ended 7/31/2005          20.57    (0.15)        6.67           6.52          0.00    (2.38)            (2.38)
CLASS C
Period Ended 1/31/2010       $19.33    (0.20)        3.68           3.48         (0.57)    0.00             (0.57)
Year Ended 7/31/2009          27.17     0.12        (5.85)         (5.73)        (0.40)   (1.71)            (2.11)
Year Ended 7/31/2008          35.46     0.03        (4.42)         (4.39)        (0.66)   (3.25)            (3.91)
Year Ended 7/31/2007          28.40    (0.10)        9.80           9.70          0.00    (2.64)            (2.64)
Year Ended 7/31/2006          24.70    (0.10)        5.40           5.30          0.00    (1.60)            (1.60)
Year Ended 7/31/2005          20.57    (0.14)        6.65           6.51          0.00    (2.38)            (2.38)
CLASS W
Period Ended 1/31/2010       $20.34    (0.09)        3.88           3.79         (0.76)    0.00             (0.76)
Period Ended 7/31/2009 (a)    13.35     0.05         6.94           6.99          0.00     0.00              0.00
GLOBAL EQUITY INCOME
CLASS A
Period Ended 1/31/2010        $7.11     0.18         0.23           0.41         (0.21)    0.00             (0.21)
Year Ended 7/31/2009           8.85     0.58        (1.77)         (1.19)        (0.55)    0.00             (0.55)
Year Ended 7/31/2008          10.65     0.89        (1.88)         (0.99)        (0.78)   (0.03)            (0.81)
Period Ended 7/31/2007 (a)    10.00     0.83         0.25           1.08         (0.43)    0.00             (0.43)
CLASS C
Period Ended 1/31/2010        $7.08     0.15         0.24           0.39         (0.18)    0.00             (0.18)
Year Ended 7/31/2009           8.82     0.51        (1.76)         (1.25)        (0.49)    0.00             (0.49)
Year Ended 7/31/2008          10.62     0.82        (1.88)         (1.06)        (0.71)   (0.03)            (0.74)
Period Ended 7/31/2007 (a)    10.00     0.77         0.25           1.02         (0.40)    0.00             (0.40)
CLASS W
Period Ended 1/31/2010        $7.12     0.17         0.25           0.42         (0.22)    0.00             (0.22)
Period Ended 7/31/2009 (a)     6.08     0.32         1.00           1.32         (0.28)    0.00             (0.28)

(a) The European Focus Fund Class W and Global Equity Income Fund Class W commenced operations on March 31, 2009. The Global Equity Income Fund commenced operations on November 30, 2006.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(*)  Amount represents less than $0.01.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)

                                                   RATIOS TO AVERAGE NET ASSETS:
                                ----------------------------------------------------------
                                                                       ANNUALIZED RATIO OF
                                            ANNUALIZED    ANNUALIZED   OPERATING EXPENSES
                                              RATIO OF      RATIO OF     TO AVERAGE NET
           NET ASSET            NET ASSETS,  OPERATING  NET INVESTMENT    ASSETS WITHOUT
            VALUE,                END OF    EXPENSES TO  INCOME/(LOSS)   WAIVERS AND/OR    PORTFOLIO
REDEMPTION  END OF     TOTAL      PERIOD      AVERAGE     TO AVERAGE         EXPENSES      TURNOVER
    FEES    PERIOD   RETURN (c)    (000)     NET ASSETS    NET ASSETS       REIMBURSED       RATE
----------------------------------------------------------------------------------------------------
  0.00*     $23.37     18.34%     $313,367      1.60%        (0.98)%            1.60%          53%
  0.00*      20.32    (14.12)      299,183      1.72          1.52              1.72           51
  0.01       28.57    (13.28)      719,752      1.46          0.85              1.49           70
  0.00       37.04     36.52     1,010,786      1.53          0.39              1.53           61
  0.00       29.36     23.72       368,593      1.59          0.44              1.59           64
  0.00       25.30     34.43       182,831      2.00          0.18              1.73           51

  0.00*     $22.24     17.89%      $36,304      2.35%        (1.73)%            2.35%          53%
  0.00*      19.33    (14.75)       31,555      2.47          0.64              2.47           51
  0.01       27.17    (13.92)       50,949      2.21          0.11              2.24           70
  0.00       35.46     35.47        67,668      2.28         (0.46)             2.28           61
  0.00       28.41     22.79        35,977      2.34         (0.41)             2.34           64
  0.00       24.71     33.54        26,964      2.75         (0.67)             2.48           51

  0.00*     $22.24     17.89%     $130,452      2.35%        (1.73)%            2.35%          53%
  0.00*      19.33    (14.75)      114,401      2.47          0.72              2.47           51
  0.01       27.17    (13.92)      250,126      2.21          0.10              2.24           70
  0.00       35.46     35.52       346,856      2.28         (0.31)             2.28           61
  0.00       28.40     22.80       110,465      2.34         (0.39)             2.34           64
  0.00       24.70     33.48        74,207      2.75         (0.62)             2.48           51

  0.00      $23.37     18.51%      $67,767      1.35%        (0.74)%            1.35%          53%
  0.00       20.34     52.36         8,954      1.60          0.78              1.60           51

  0.00*      $7.31      5.79%     $275,414      1.37%         4.86%             1.39%          53%
  0.00*       7.11    (12.93)     $186,248      1.40          8.45              1.50          155
  0.00*       8.85     (9.99)      189,490      1.40          8.83              1.44          155
  0.00       10.65     10.68        94,377      1.40         11.36              1.85          100

  0.00*      $7.29      5.57%     $213,595      2.12%         4.05%             2.14%          53%
  0.00*       7.08    (13.64)      131,990      2.15          7.40              2.25          155
  0.00*       8.82    (10.66)      166,946      2.15          8.12              2.19          155
  0.00       10.62     10.11        73,070      2.15         10.64              2.60          100

  0.00       $7.32      5.91%      $50,633      1.12%         4.47%             1.14%          53%
  0.00        7.12     22.03         9,119      1.15         13.83              1.32          155

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                                                    FINANCIAL HIGHLIGHTS
                                                                                                    (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS:           LESS DISTRIBUTIONS:
                                 ----------------------------------------- ----------------------------------------
                                                  NET                      DIVIDENDS DISTRIBUTIONS
                       NET ASSET     NET       REALIZED AND     TOTAL         FROM    FROM NET
                         VALUE,   INVESTMENT  UNREALIZED GAIN    FROM          NET     REALIZED RETURN
                       BEGINNING   INCOME       (LOSS) ON     INVESTMENT   INVESTMENT   CAPITAL   OF       TOTAL
                       OF PERIOD   (LOSS) (b)  INVESTMENTS    OPERATIONS     INCOME      GAINS  CAPITAL DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
GLOBAL OPPORTUNITIES
CLASS A
Period Ended 1/31/2010     $7.88     (0.04)       0.66           0.62          0.00       0.00     0.00      0.00
Year Ended 7/31/2009       10.00      0.02       (2.10)         (2.08)        (0.04)      0.00     0.00     (0.04)
Year Ended 7/31/2008       11.41      0.08       (1.39)         (1.31)        (0.04)     (0.06)    0.00     (0.10)
Period Ended 7/31/2007 (a) 10.00      0.01        1.40           1.41          0.00       0.00     0.00      0.00
CLASS C
Period Ended 1/31/2010     $7.90     (0.07)       0.66           0.59          0.00       0.00     0.00      0.00
Year Ended 7/31/2009       10.07     (0.03)      (2.13)         (2.16)        (0.01)      0.00     0.00     (0.01)
Year Ended 7/31/2008       11.53     (0.01)      (1.39)         (1.40)         0.00      (0.06)    0.00     (0.06)
Period Ended 7/31/2007 (a) 10.00     (0.05)       1.58           1.53          0.00       0.00     0.00      0.00
GLOBAL TECHNOLOGY
CLASS A
Period Ended 1/31/2010    $13.32     (0.10)       1.62           1.52          0.00       0.00     0.00      0.00
Year Ended 7/31/2009       13.88     (0.09)      (0.47)         (0.56)         0.00       0.00     0.00      0.00
Year Ended 7/31/2008       16.43     (0.13)      (2.15)         (2.28)         0.00      (0.18)   (0.09)    (0.27)
Year Ended 7/31/2007       12.19     (0.17)       4.41           4.24          0.00       0.00     0.00      0.00
Year Ended 7/31/2006       11.68     (0.19)       0.87           0.68          0.00      (0.17)    0.00     (0.17)
Year Ended 7/31/2005       10.54     (0.14)       1.91           1.77          0.00      (0.63)    0.00     (0.63)
CLASS B
Period Ended 1/31/2010    $12.59     (0.14)       1.53           1.39          0.00       0.00     0.00      0.00
Year Ended 7/31/2009       13.22     (0.17)      (0.46)         (0.63)         0.00       0.00     0.00      0.00
Year Ended 7/31/2008       15.77     (0.23)      (2.06)         (2.29)         0.00      (0.18)   (0.09)    (0.27)
Year Ended 7/31/2007       11.79     (0.26)       4.24           3.98          0.00       0.00     0.00      0.00
Year Ended 7/31/2006       11.39     (0.28)       0.85           0.57          0.00      (0.17)    0.00     (0.17)
Year Ended 7/31/2005       10.36     (0.21)       1.87           1.66          0.00      (0.63)    0.00     (0.63)
CLASS C
Period Ended 1/31/2010    $12.56     (0.14)       1.52           1.38          0.00       0.00     0.00      0.00
Year Ended 7/31/2009       13.19     (0.17)      (0.46)         (0.63)         0.00       0.00     0.00      0.00
Year Ended 7/31/2008       15.73     (0.23)      (2.04)         (2.27)         0.00      (0.18)   (0.09)    (0.27)
Year Ended 7/31/2007       11.76     (0.26)       4.23           3.97          0.00       0.00     0.00      0.00
Year Ended 7/31/2006       11.35     (0.28)       0.86           0.58          0.00      (0.17)    0.00     (0.17)
Year Ended 7/31/2005       10.34     (0.21)       1.85           1.64          0.00      (0.63)    0.00     (0.63)
CLASS W
Period Ended 1/31/2010    $13.34     (0.09)       1.64           1.55          0.00       0.00     0.00      0.00
Period Ended 7/31/2009 (a)  9.94     (0.03)       3.43           3.40          0.00       0.00     0.00      0.00

(a) The Henderson Global Opportunities Fund commenced operations on November 30, 2006. The Henderson Global Technology Fund Class W commenced operations on March 31, 2009.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(*)  Amount represents less than $0.01.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)


                                                   RATIOS TO AVERAGE NET ASSETS:
                                ----------------------------------------------------------
                                                                       ANNUALIZED RATIO OF
                                            ANNUALIZED    ANNUALIZED   OPERATING EXPENSES
                                              RATIO OF      RATIO OF     TO AVERAGE NET
           NET ASSET            NET ASSETS,  OPERATING  NET INVESTMENT    ASSETS WITHOUT
            VALUE,                END OF    EXPENSES TO  INCOME/(LOSS)   WAIVERS AND/OR    PORTFOLIO
REDEMPTION  END OF     TOTAL      PERIOD      AVERAGE     TO AVERAGE         EXPENSES      TURNOVER
    FEES    PERIOD   RETURN (c)    (000)     NET ASSETS    NET ASSETS       REIMBURSED       RATE
----------------------------------------------------------------------------------------------------
     0.00*   $8.50      7.87%      $9,114      1.95%        (0.93)%          2.41%            42%
     0.00*   $7.88    (20.73)       6,329      1.95%         0.25            2.74            234
     0.00*   10.00    (11.67)      12,291      1.95          0.74            3.12            135
     0.00    11.41     14.10        4,052      1.95          0.15           13.40             40

     0.00*   $8.49      7.47%      $7,306      2.70%        (1.64)%          3.16%            42%
     0.00*    7.90    (21.41)       6,988      2.70         (0.37)           3.49            234
     0.00*   10.07    (12.26)       5,282      2.70         (0.06)           4.01            135
     0.00    11.53     15.30        2,530      2.70         (0.66)          14.15             40

     0.00*  $14.84     11.41%     $89,031      1.68%        (1.28)%          1.68%            41%
     0.00*   13.32     (4.03)      71,472      1.81         (0.83)           1.81            160
     0.00*   13.88    (14.22)     123,129      1.57         (0.80)           1.57            196
     0.00    16.43     34.78       60,329      1.87         (1.14)           1.87            129
     0.00    12.19      5.83       24,685      1.99         (1.41)           2.50            159
     0.00    11.68     16.90        3,331      2.00         (1.26)           6.58            164

     0.00*  $13.98     11.04%      $7,229      2.43%        (2.03)%          2.43%            41%
     0.00*   12.59     (4.77)       5,994      2.56         (1.65)           2.56            160
     0.01    13.22    (14.82)       7,465      2.32         (1.52)           2.32            196
     0.00    15.77     33.76        2,621      2.62         (1.89)           2.62            129
     0.00    11.79      5.01        1,187      2.74         (2.20)           3.25            159
     0.00    11.39     16.10          906      2.75         (1.92)           7.33            164

     0.00*  $13.94     10.99%     $46,664      2.43%        (2.02)%          2.43%            41%
     0.00*   12.56     (4.78)      39,330      2.56         (1.61)           2.56            160
     0.00*   13.19    (14.79)      61,795      2.32         (1.52)           2.32            196
     0.00    15.73     33.76       25,536      2.62         (1.89)           2.62            129
     0.00    11.76      5.11       10,752      2.74         (2.15)           3.25            159
     0.00    11.35     15.93       $1,356      2.75         (1.96)           7.33            164

     0.00*  $14.89     11.62%     $11,386      1.43%        (1.15)%          1.43%            41%
     0.00*   13.34     34.21        2,914      1.71         (0.74)           1.71            160

HENDERSON GLOBAL FUNDS                                      FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


                                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:          LESS DISTRIBUTIONS:
                                     ----------------------------------------- -------------------------------------
                                                      NET                     DIVIDENDS  DISTRIBUTIONS
                           NET ASSET     NET     REALIZED AND      TOTAL         FROM   FROM NET
                             VALUE,  INVESTMENT UNREALIZED GAIN    FROM           NET    REALIZED
                           BEGINNING   INCOME      (LOSS) ON    INVESTMENT    INVESTMENT  CAPITAL           TOTAL
                           OF PERIOD  (LOSS) (b) INVESTMENTS    OPERATIONS      INCOME    GAINS        DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
CLASS A
Period Ended 1/31/2010       $18.87     (0.02)        0.40         0.38         (0.07)    0.00            (0.07)
Year Ended 7/31/2009          22.11      0.25        (3.20)       (2.95)        (0.20)   (0.09)           (0.29)
Year Ended 7/31/2008          26.91      0.19        (2.63)       (2.44)         0.00    (2.36)           (2.36)
Year Ended 7/31/2007          21.52      0.02         6.43         6.45         (0.04)   (1.02)           (1.06)
Year Ended 7/31/2006          17.77      0.14         4.36         4.50          0.00    (0.75)           (0.75)
Year Ended 7/31/2005          14.94      0.00         3.08         3.08          0.00    (0.25)           (0.25)
CLASS B
Period Ended 1/31/2010       $17.92     (0.09)        0.39         0.30          0.00*    0.00             0.00
Year Ended 7/31/2009          21.00      0.12        (3.02)       (2.90)        (0.09)   (0.09)           (0.18)
Year Ended 7/31/2008          25.85     (0.02)       (2.47)       (2.49)         0.00    (2.36)           (2.36)
Year Ended 7/31/2007          20.82     (0.17)        6.22         6.05          0.00    (1.02)           (1.02)
Year Ended 7/31/2006          17.35     (0.03)        4.25         4.22          0.00    (0.75)           (0.75)
Year Ended 7/31/2005          14.70     (0.14)        3.04         2.90          0.00    (0.25)           (0.25)
CLASS C
Period Ended 1/31/2010       $17.91     (0.09)        0.38         0.29          0.00*    0.00             0.00
Year Ended 7/31/2009          20.99      0.12        (3.02)       (2.90)        (0.09)   (0.09)           (0.18)
Year Ended 7/31/2008          25.83     (0.01)       (2.47)       (2.48)         0.00    (2.36)           (2.36)
Year Ended 7/31/2007          20.81     (0.16)        6.20         6.04          0.00    (1.02)           (1.02)
Year Ended 7/31/2006          17.33     (0.01)        4.24         4.23          0.00    (0.75)           (0.75)
Year Ended 7/31/2005          14.68     (0.13)        3.03         2.90          0.00    (0.25)           (0.25)
CLASS R
Period Ended 1/31/2010       $18.70     (0.05)        0.41         0.36         (0.08)    0.00            (0.08)
Year Ended 7/31/2009          21.94      0.19        (3.16)       (2.97)        (0.18)   (0.09)           (0.27)
Year Ended 7/31/2008          26.78      0.15        (2.63)       (2.48)         0.00    (2.36)           (2.36)
Year Ended 7/31/2007          21.46      0.01         6.38         6.39         (0.05)   (1.02)           (1.07)
Period Ended 7/31/2006 (a)    19.07      0.09         3.50         3.14          0.00    (0.75)           (0.75)
CLASS W
Period Ended 1/31/2010       $18.89     (0.01)        0.43         0.42         (0.10)    0.00            (0.10)
Period Ended 7/31/2009 (a)    13.96      0.11         4.82         4.93          0.00     0.00             0.00

(a) The Henderson International Opportunities Fund Class R and Class W shares commenced operations on September 30, 2005 and March 31, 2009, respectively.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(*)  Amount represents less than $0.01.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)

                                                          RATIOS TO AVERAGE NET ASSETS:
                                          -----------------------------------------------------------
                                                                                  ANNUALIZED RATIO OF
                                                       ANNUALIZED    ANNUALIZED   OPERATING EXPENSES
                                                         RATIO OF      RATIO OF     TO AVERAGE NET
                      NET ASSET            NET ASSETS,  OPERATING  NET INVESTMENT    ASSETS WITHOUT
           PAYMENT     VALUE,                END OF    EXPENSES TO  INCOME/(LOSS)   WAIVERS AND/OR    PORTFOLIO
REDEMPTION    BY       END OF     TOTAL      PERIOD      AVERAGE     TO AVERAGE         EXPENSES      TURNOVER
    FEES   AFFILIATES  PERIOD   RETURN (c)    (000)     NET ASSETS    NET ASSETS       REIMBURSED       RATE
---------------------------------------------------------------------------------------------------------------
    0.00*    0.00      $19.18      2.02%   $2,191,040     1.51%         (0.21)%          1.51%           29%
    0.00*    0.00       18.87    (12.86)    2,036,371     1.61           1.52            1.61            66
    0.00*    0.00       22.11    (10.54)    2,811,488     1.45           0.75            1.45            83
    0.00     0.00       26.91     30.69     2,166,598     1.56           0.07            1.56            79
    0.00     0.00       21.52     25.98     1,007,241     1.66           0.68            1.66           100
    0.00     0.00       17.77     20.77       332,370     2.00          (0.01)           1.84            79

    0.00*    0.00      $18.22      1.68%      $91,816     2.26%         (0.93)%          2.26%           29%
    0.00*    0.00       17.92    (13.55)       91,697     2.36           0.77            2.36            66
    0.00*    0.00       21.00    (11.20)      126,231     2.20          (0.08)           2.20            83
    0.00     0.00       25.85     29.75       130,558     2.31          (0.71)           2.31            79
    0.00     0.00       20.82     24.97        77,695     2.41          (0.16)           2.41           100
    0.00     0.00       17.35     19.87        37,291     2.75          (0.84)           2.59            79

    0.00*    0.00      $18.20      1.63%     $763,575     2.26%         (0.94)%          2.26%           29%
    0.00*    0.00       17.91    (13.55)      713,020     2.36           0.78            2.36            66
    0.00*    0.00       20.99    (11.17)    1,155,137     2.20          (0.06)           2.20            83
    0.00     0.00       25.83     29.72     1,073,481     2.31          (0.67)           2.31            79
    0.00     0.00       20.81     25.06       497,402     2.41          (0.05)           2.41           100
    0.00     0.00       17.33     19.90       161,712     2.75          (0.80)           2.59            79

    0.00*    0.00      $18.98      1.89%       $5,834     1.76%         (0.53)%          1.76%           29%
    0.00*    0.00       18.70    (13.10)        3,093     1.86           1.18            1.86            66
    0.00*    0.00       21.94    (10.75)        2,053     1.70           0.61            1.70            83
    0.00     0.00       26.78     30.52           903     1.81           0.04            1.81            79
    0.00     0.00       21.46     17.07           131     1.91           0.54            1.91           100

    0.00*    0.00      $19.21      2.18%     $536,394     1.26%         (0.11)%          1.26%           29%

    0.00*    0.00      $18.89     35.32       $86,447     1.43           1.98            1.43%           66%

HENDERSON GLOBAL FUNDS                                      FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

                                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:          LESS DISTRIBUTIONS:
                                     ----------------------------------------- -------------------------------------
                                                      NET                      DIVIDENDS DISTRIBUTIONS
                           NET ASSET     NET     REALIZED AND      TOTAL          FROM    FROM NET
                             VALUE,  INVESTMENT UNREALIZED GAIN    FROM           NET     REALIZED
                           BEGINNING   INCOME      (LOSS) ON    INVESTMENT    INVESTMENT   CAPITAL            TOTAL
                           OF PERIOD  (LOSS) (b) INVESTMENTS    OPERATIONS      INCOME      GAINS         DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
JAPAN-ASIA FOCUS
CLASS A
Period Ended 1/31/2010        $7.03    (0.01)       (0.30)         (0.31)         0.00        0.00             0.00
Year Ended 7/31/2009           7.75     0.02        (0.74)         (0.72)         0.00        0.00             0.00
Year Ended 7/31/2008          10.13     0.01        (2.02)         (2.01)         0.00       (0.40)           (0.40)
Year Ended 7/31/2007           9.65    (0.05)        0.53           0.48          0.00        0.00             0.00
Period Ended 7/31/2006 (a)    10.00    (0.03)       (0.32)         (0.35)         0.00        0.00             0.00
CLASS C
Period Ended 1/31/2010        $6.84    (0.03)       (0.29)         (0.32)         0.00        0.00             0.00
Year Ended 7/31/2009           7.60    (0.02)       (0.74)         (0.76)         0.00        0.00             0.00
Year Ended 7/31/2008          10.03    (0.06)       (2.00)         (2.06)         0.00       (0.40)           (0.40)
Year Ended 7/31/2007           9.62    (0.12)        0.53           0.41          0.00        0.00             0.00
Period Ended 7/31/2006 (a)    10.00    (0.07)       (0.31)         (0.38)         0.00        0.00             0.00

(a)  The Henderson Japan-Asia Focus Fund commenced operations on January
     31, 2006.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(d) Total returns include the $0.03 impact from payment by affiliates. Absent this payment, results would have been lower.

(*)  Amount represents less than $0.01.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)

                                                          RATIOS TO AVERAGE NET ASSETS:
                                          -----------------------------------------------------------
                                                                                  ANNUALIZED RATIO OF
                                                       ANNUALIZED    ANNUALIZED   OPERATING EXPENSES
                                                         RATIO OF      RATIO OF     TO AVERAGE NET
                      NET ASSET            NET ASSETS,  OPERATING  NET INVESTMENT    ASSETS WITHOUT
           PAYMENT     VALUE,                END OF    EXPENSES TO  INCOME/(LOSS)   WAIVERS AND/OR    PORTFOLIO
REDEMPTION    BY       END OF     TOTAL      PERIOD      AVERAGE     TO AVERAGE         EXPENSES      TURNOVER
    FEES   AFFILIATES  PERIOD   RETURN (c)    (000)     NET ASSETS    NET ASSETS       REIMBURSED       RATE
---------------------------------------------------------------------------------------------------------------
   0.00      0.00       $6.72    (4.41)%     $13,721       1.99%         (0.22)%          2.04%          18%
   0.00*     0.00        7.03    (9.29)       18,031       1.97           0.31            2.13           68
   0.00*     0.03        7.75   (20.25)(d)    32,021       1.75           0.12            1.75           68
   0.00      0.00       10.13     4.97        61,316       1.84          (0.47)           1.83           61
   0.00      0.00        9.65    (3.50)       39,381       2.00          (0.63)           2.40           29

   0.00      0.00       $6.52    (4.68)%     $10,005       2.74%         (0.96)%          2.79%          18%
   0.00*     0.00        6.84   (10.00)       12,632       2.72          (0.39)           2.88           68
   0.00*     0.03        7.60   (20.97)(d)    19,920       2.50          (0.71)           2.50           68
   0.00      0.00       10.03     4.26        36,496       2.59          (1.23)           2.58           61
   0.00      0.00        9.62    (3.80)       18,508       2.75          (1.37)           3.15           29

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
NOTE 1. ORGANIZATION

Henderson Global Funds (the "Trust") was organized on May 11, 2001, as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among nine series. Three series of the Trust, Henderson International Equity Fund, Henderson Money Market Fund and Henderson Worldwide Income Fund, are not included in this report because their fiscal year end is December 31. Henderson European Focus Fund ("European Focus"), Henderson Global Equity Income Fund ("Global Equity Income"), Henderson Global Opportunities Fund ("Global Opportunities"), Henderson Global Technology Fund ("Global Technology"), Henderson International Opportunities Fund ("International Opportunities") and Henderson Japan-Asia Focus Fund ("Japan-Asia Focus") (collectively, the "Funds") are each a separate series of the Trust and are diversified. Each of the Funds except Global Equity Income, Global Opportunities and Japan-Asia Focus, offer Class A shares, Class B and Class C shares. Global Equity Income offers Class A shares, Class C shares and Class W shares, Global Opportunities and Japan-Asia Focus offer Class A shares and Class C shares. European Focus, Global Equity Income, Global Technology and International Opportunities also offer Class W shares which are not subject to a front-end or contingent deferred sales charge. Class A shares generally provide for a front-end sales charge, and Class B shares and Class C shares provide for a contingent deferred sales charge. International Opportunities also offers Class R shares which are not subject to a front-end or contingent deferred sales charge. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the eighth anniversary of issuance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Funds adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1 -- quoted prices in active markets for identical investments

     o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose; i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Funds are evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

HENDERSON GLOBAL FUNDS NOTES TO                             FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Funds' investments carried at value:

EUROPEAN FOCUS

-------------------------------------------------------------------------------------------
                            QUOTED PRICES     SIGNIFICANT
                                IN ACTIVE           OTHER    SIGNIFICANT
                              MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                         IDENTICAL ASSETS          INPUTS         INPUTS
DESCRIPTION                      (LEVEL 1)       (LEVEL 2)*     (LEVEL 3)          TOTAL
-------------------------------------------------------------------------------------------
Common Stocks
   Australia                          $--     $18,160,968            $--     $18,160,968
   Canada                              --      17,721,984             --      17,721,984
   Denmark                             --       8,576,970             --       8,576,970
   Finland                             --       5,817,153             --       5,817,153
   France                              --      37,851,894             --      37,851,894
   Germany                             --      63,463,090             --      63,463,090
   Greece                              --       1,850,265             --       1,850,265
   Ireland                             --       7,201,573             --       7,201,573
   Italy                               --       5,154,776             --       5,154,776
   Kazakhstan                  29,073,762              --             --      29,073,762
   Luxembourg                          --      15,795,514             --      15,795,514
   Netherlands                         --      28,413,300             --      28,413,300
   Norway                              --       5,005,714             --       5,005,714
   Portugal                            --       8,824,513             --       8,824,513
   Spain                               --       1,845,743             --       1,845,743
   Switzerland                         --      32,085,926             --      32,085,926
   United Arab Emirates        13,561,493              --             --      13,561,493
   United Kingdom               1,849,602     173,209,740             --     175,059,342
   United States                9,144,533              --             --       9,144,533
-------------------------------------------------------------------------------------------
Total Common Stock             53,629,390     430,979,123             --     484,608,513
-------------------------------------------------------------------------------------------
Preferred Stock
   Germany                             --      18,367,576             --      18,367,576
-------------------------------------------------------------------------------------------
Total Preferred Stock                  --      18,367,576             --      18,367,576
-------------------------------------------------------------------------------------------
REITs
   United Kingdom                      --       5,425,021             --       5,425,021
-------------------------------------------------------------------------------------------
Total REITs                            --       5,425,021             --       5,425,021
-------------------------------------------------------------------------------------------
Short Term Investment          49,537,426              --             --      49,537,426
-------------------------------------------------------------------------------------------
Total Investments             103,166,816     454,771,720             --     557,938,536
-------------------------------------------------------------------------------------------
Total                        $103,166,816    $454,771,720            $--    $557,938,536
-------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                                                                                             ENDING
                                                                                                                         UNREALIZED
                                                                                                                       APPRECIATION
                                                                                                                      (DEPRECIATION)
                                                                                                                               FROM
                       BALANCE                              CHANGE IN                          NET       NET   BALANCE  INVESTMENTS
                         AS OF     ACCRUED                 UNREALIZED                    TRANSFERS TRANSFERS     AS OF      HELD AT
INVESTMENTS          AUGUST 1,  DISCOUNTS/   REALIZED    APPRECIATION        NET    NET      IN TO    OUT OF   JANUARY   JANUARY 31,
IN SECURITIES             2009    PREMIUMS GAIN/(LOSS) (DEPRECIATION)  PURCHASES  SALES    LEVEL 3   LEVEL 3  31, 2010        2010
-----------------------------------------------------------------------------------------------------------------------------------
Common Stocks
 Netherlands
   Amtel Vredestein
   N.V, GDR               $ --        $ --       $ --            $ --       $ --   $ --       $ --      $ --      $ --  ($4,563,922)
 United Kingdom
   Aero Inventory plc     $ --        $ --       $ --     ($3,013,625)      $ --   $ -- $3,013,625      $ --      $ --  ($5,570,247)
-----------------------------------------------------------------------------------------------------------------------------------
     Total                $ --        $ --       $ --     ($3,013,625)      $ --   $ -- $3,013,625      $ --      $ -- ($10,134,169)
-----------------------------------------------------------------------------------------------------------------------------------

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
GLOBAL EQUITY INCOME

------------------------------------------------------------------------------------------------------
                                 QUOTED PRICES       SIGNIFICANT
                                     IN ACTIVE             OTHER     SIGNIFICANT
                                   MARKETS FOR        OBSERVABLE    UNOBSERVABLE
                              IDENTICAL ASSETS            INPUTS          INPUTS
DESCRIPTION                           (LEVEL 1)         (LEVEL 2)       (LEVEL 3)          TOTAL
------------------------------------------------------------------------------------------------------
Common Stocks
   Australia                               $--       $28,753,202             $--     $28,753,202
   Austria                                  --         3,425,873              --       3,425,873
   China                             6,438,882         3,957,432              --      10,396,314
   Cyprus                                   --         5,665,698              --       5,665,698
   Czech Republic                           --         3,605,704              --       3,605,704
   France                                   --        31,889,212              --      31,889,212
   Germany                                  --        19,031,997              --      19,031,997
   Greece                                   --         6,160,527              --       6,160,527
   Italy                                    --        22,629,806              --      22,629,806
   Japan                                    --        13,621,574              --      13,621,574
   Korea                             6,105,567                --              --       6,105,567
   Luxembourg                               --         6,126,578              --       6,126,578
   Netherlands                              --        16,348,381              --      16,348,381
   Singapore                                --         6,631,723              --       6,631,723
   Spain                                    --        19,481,029              --      19,481,029
   Switzerland                              --        10,057,960              --      10,057,960
   Taiwan                                   --        12,345,381              --      12,345,381
   United Kingdom                           --       183,113,174              --     183,113,174
   United States                    90,300,319                --              --      90,300,319
------------------------------------------------------------------------------------------------------
Total Common Stock                 102,844,768       392,845,251              --     495,690,019
------------------------------------------------------------------------------------------------------
Short Term Investment               31,290,157                --              --      31,290,157
------------------------------------------------------------------------------------------------------
Total Investments                  134,134,925       392,845,251              --     526,980,176
------------------------------------------------------------------------------------------------------
Total                             $134,134,925      $392,845,251             $--    $526,980,176
------------------------------------------------------------------------------------------------------
Other Financial Instruments (+)             --         2,416,292              --       2,416,292
------------------------------------------------------------------------------------------------------
Total                             $134,134,925      $395,261,543             $--    $529,396,468
------------------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

+ Other financial instruments are derivative instruments such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
GLOBAL OPPORTUNITIES

------------------------------------------------------------------------------------------
                          QUOTED PRICES     SIGNIFICANT
                              IN ACTIVE           OTHER       SIGNIFICANT
                            MARKETS FOR      OBSERVABLE      UNOBSERVABLE
                       IDENTICAL ASSETS          INPUTS            INPUTS
DESCRIPTION                    (LEVEL 1)       (LEVEL 2)*        (LEVEL 3)         TOTAL
------------------------------------------------------------------------------------------
Common Stocks
   Belgium                          $--        $194,848               $--       $194,848
   Brazil                       218,875              --                --        218,875
   China                        157,013         151,497                --        308,510
   Hong Kong                         --         825,879                --        825,879
   India                        277,087              --                --        277,087
   Indonesia                    102,960         139,480                --        242,440
   Ireland                      422,176              --                --        422,176
   Italy                             --         157,265                --        157,265
   Japan                             --       1,660,427                --      1,660,427
   Netherlands                  206,720         277,017                --        483,737
   Singapore                         --         971,984                --        971,984
   Switzerland                       --         909,450                --        909,450
   Taiwan                            --         424,016                --        424,016
   United Kingdom                    --       1,445,620                --      1,445,620
   United States              6,675,882              --                --      6,675,882
------------------------------------------------------------------------------------------
Total Common Stock            8,060,713       7,157,483                --     15,218,196
------------------------------------------------------------------------------------------
Preferred Stock
   Germany                           --         433,390                --        433,390
------------------------------------------------------------------------------------------
Total Preferred Stock                --         433,390                --        433,390
------------------------------------------------------------------------------------------
Short Term Investment         1,163,031              --                --      1,163,031
------------------------------------------------------------------------------------------
Total Investments             9,223,744       7,590,873                --     16,814,617
------------------------------------------------------------------------------------------
Total                        $9,223,744      $7,590,873               $--    $16,814,617
------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
GLOBAL TECHNOLOGY

-------------------------------------------------------------------------------------------
                          QUOTED PRICES     SIGNIFICANT
                              IN ACTIVE           OTHER       SIGNIFICANT
                            MARKETS FOR      OBSERVABLE      UNOBSERVABLE
                       IDENTICAL ASSETS          INPUTS            INPUTS
DESCRIPTION                    (LEVEL 1)       (LEVEL 2)*        (LEVEL 3)          TOTAL
-------------------------------------------------------------------------------------------
Common Stocks
   China                     $6,964,196      $2,083,008               $--      $9,047,204
   Ireland                    2,433,248              --                --       2,433,248
   Korea                             --       4,565,266                --       4,565,266
   Netherlands                       --       2,200,592                --       2,200,592
   Switzerland                       --       2,551,839                --       2,551,839
   Taiwan                            --      16,123,573                --      16,123,573
   United Kingdom                    --       7,219,759                --       7,219,759
   United States            106,228,665              --                --     106,228,665
-------------------------------------------------------------------------------------------
Total Common Stock          115,626,109      34,744,037                --     150,370,146
-------------------------------------------------------------------------------------------
Short Term Investment         4,459,435              --                --       4,459,435
-------------------------------------------------------------------------------------------
Total Investments           120,085,544      34,744,037                --     154,829,581
-------------------------------------------------------------------------------------------
Total                      $120,085,544     $34,744,037               $--    $154,829,581
-------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.
                                                                              59

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
INTERNATIONAL OPPORTUNITIES

-----------------------------------------------------------------------------------------------------------
                                   QUOTED PRICES        SIGNIFICANT
                                       IN ACTIVE              OTHER       SIGNIFICANT
                                     MARKETS FOR         OBSERVABLE      UNOBSERVABLE
                                IDENTICAL ASSETS             INPUTS            INPUTS
DESCRIPTION                             (LEVEL 1)          (LEVEL 2)*        (LEVEL 3)             TOTAL
-----------------------------------------------------------------------------------------------------------
Common Stocks
   Australia                                 $--        $44,173,401               $--        $44,173,401
   China                              24,487,867        211,906,451                --        236,394,318
   Finland                                    --         58,171,532                --         58,171,532
   France                                     --        391,838,929                --        391,838,929
   Germany                                    --        181,840,937                --        181,840,937
   Hong Kong                                  --         98,036,576                --         98,036,576
   India                                      --         47,434,030                --         47,434,030
   Ireland                                    --         52,419,266                --         52,419,266
   Japan                                      --        612,473,879                --        612,473,879
   Korea                                      --         36,006,180                --         36,006,180
   Luxembourg                                 --         92,026,308                --         92,026,308
   Netherlands                        30,096,750         94,459,115                --        124,555,865
   Singapore                                  --        103,083,821                --        103,083,821
   Spain                                      --         78,900,637                --         78,900,637
   Switzerland                                --        286,972,776                --        286,972,776
   Taiwan                             41,512,500         24,275,825                --         65,788,325
   United Kingdom                             --        595,132,923                --        595,132,923
   United States                      99,332,520                 --                --         99,332,520
-----------------------------------------------------------------------------------------------------------
Total Common Stock                   195,429,637      3,009,152,586                --      3,204,582,223
-----------------------------------------------------------------------------------------------------------
Preferred Stock
   Germany                                    --        186,761,777                --        186,761,777
-----------------------------------------------------------------------------------------------------------
Total Preferred Stock                         --        186,761,777                --        186,761,777
-----------------------------------------------------------------------------------------------------------
Short Term Investments               278,251,637                 --                --        278,251,637
-----------------------------------------------------------------------------------------------------------
Total Investments                    473,681,274      3,195,914,363                --      3,669,595,637
-----------------------------------------------------------------------------------------------------------
Total                               $473,681,274     $3,195,914,363               $--     $3,669,595,637
-----------------------------------------------------------------------------------------------------------
Other Financial Instruments (+)               --            493,717                --            493,717
-----------------------------------------------------------------------------------------------------------
Total                               $473,681,274     $3,196,408,080               $--     $3,670,089,354
-----------------------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

+ Other financial instruments are derivative instruments such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
JAPAN-ASIA FOCUS

------------------------------------------------------------------------------------------
                        QUOTED PRICES      SIGNIFICANT
                            IN ACTIVE            OTHER       SIGNIFICANT
                          MARKETS FOR       OBSERVABLE     UNOBSERVABLE
                     IDENTICAL ASSETS           INPUTS            INPUTS
DESCRIPTION                  (LEVEL 1)        (LEVEL 2)*        (LEVEL 3)         TOTAL
------------------------------------------------------------------------------------------
Common Stocks
   China                          $--         $935,161               $--     $935,161
   Hong Kong                       --          615,352                --      615,352
   Japan                           --       21,585,865                --   21,585,865
   Singapore                       --          650,220                --      650,220
------------------------------------------------------------------------------------------
Total Common Stock                 --       23,786,598                --   23,786,598
------------------------------------------------------------------------------------------
Short Term Investment          86,669               --                --       86,669
------------------------------------------------------------------------------------------
Total Investments              86,669       23,786,598                --   23,873,267
------------------------------------------------------------------------------------------
Total                         $86,669      $23,786,598               $--  $23,873,267
------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.


SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Withholding taxes on foreign dividends are accrued in accordance with the applicable country's tax rules and rates. Securities gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

DERIVATIVE INSTRUMENTS

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

The following table summarizes the fair value of the Funds' derivative instruments held at January 31, 2010 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

GLOBAL EQUITY INCOME:
-----------------------------------------------------
                             ASSET DERIVATIVES
                  -----------------------------------
RISK EXPOSURE     STATEMENT OF
CATEGORY          ASSETS AND LIABILITIES   FAIR VALUE
-----------------------------------------------------
Forward foreign   Receivable for open
currency exchange forward foreign
contracts         currency contracts     $2,416,292

INTERNATIONAL OPPORTUNITIES:
-----------------------------------------------------
                             ASSET DERIVATIVES
                  -----------------------------------
RISK EXPOSURE     STATEMENT OF
CATEGORY          ASSETS AND LIABILITIES   FAIR VALUE
-----------------------------------------------------
Forward foreign   Receivable for open
currency exchange forward foreign
contracts         currency contracts       $493,717

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

The effect of derivative instruments in the statement of operations for the six months ended January 31, 2010 are as follows:

GLOBAL EQUITY INCOME:
-------------------------------------------------
              AMOUNT OF REALIZED GAIN (LOSS)
            ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------
RISK EXPOSURE            FORWARD FOREIGN CURRENCY
CATEGORY                 EXCHANGE CONTRACTS
-------------------------------------------------
Forward foreign currency
exchange contracts          $277,130


                 CHANGE IN UNREALIZED OR
              APPRECIATION/(DEPRECIATION) ON
            DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------
RISK EXPOSURE            FORWARD FOREIGN CURRENCY
CATEGORY                 EXCHANGE CONTRACTS
-------------------------------------------------
Forward foreign currency
exchange contracts        $3,302,360


INTERNATIONAL OPPORTUNITIES:
-------------------------------------------------
              AMOUNT OF REALIZED GAIN (LOSS)
          ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------
RISK EXPOSURE                FORWARD FOREIGN CURRENCY
CATEGORY                     EXCHANGE CONTRACTS
Forward foreign currency
exchange contracts           $(4,183,622)


               CHANGE IN UNREALIZED
           APPRECIATION/(DEPRECIATION ON
         DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------
RISK EXPOSURE            FORWARD FOREIGN CURRENCY
CATEGORY                 EXCHANGE CONTRACTS
-------------------------------------------------
Forward foreign currency
exchange contracts        $1,890,925

During the six months ended January 31, 2010, the Global Equity Income Fund and International Opportunities Fund exposure to derivatives was approximately 20.7% and 1.4% of net assets, respectively.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forwards include net gains or losses on contracts that have matured or which a Fund has terminated by entering into offsetting closing transactions. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Operations. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Funds held the following open forward foreign currency contracts at January 31, 2010:

                                LOCAL                  UNREALIZED
               VALUE           AMOUNT       CURRENT  APPRECIATION/
                DATE          (000'S)         VALUE (DEPRECIATION)
----------------------------------------------------------------
GLOBAL EQUITY
INCOME
----------------------------------------------------------------
British
Pound Short   4/12/10     $37,000,000   $59,135,560     $(83,560)
----------------------------------------------------------------
Euro Short    4/12/10      36,000,000    49,911,396    2,499,852
----------------------------------------------------------------
INTERNATIONAL
OPPORTUNITIES
----------------------------------------------------------------
Japanese Yen
Short         2/12/10  $4,621,250,000   $51,198,118     $493,717
----------------------------------------------------------------

During the six months ended January 31,2010, the Global Equity Income Fund and International Opportunities Fund average notional value related to open Forward Foreign Currency Contracts was $109 and $51 million or 20.2% and 1.4% of net assets, respectively For the six months ended January 31, 2010 European Focus, Global Technology Fund, Japan-Asia Focus Fund and Global Opportunities Fund did not invest in derivative instruments or engage in related hedging activities.

FOREIGN CURRENCY TRANSLATION

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted.

USE OF ESTIMATES

The preparation of financial statements, in conformity with United States generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

SECURITIES LOANS

The Funds may make secured loans of its portfolio securities amounting to not more than 33 1/3% of its total assets (taken at market value at the time of such loan), thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. Securities loans are made to banks and broker-dealers, via State Street Bank and Trust Company as lending agent, pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. Collateral is invested in a money market fund. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Funds receive a fee from the borrower or retain all or a portion of the interest received on investment of cash collateral. Income earned from securities lending is reflected as Net securities lending income on the Statement of Operations. The Fund may call such loans in order to sell the securities involved. During the six months ended January 31, 2010, the Funds had no transactions in securities lending.

EXPENSES

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust based on average daily net assets or on another reasonable basis.

FEDERAL INCOME TAXES

The Trust's policy is that each Fund continues to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months. The Funds intend to file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At July 31, 2009 the Funds had the following capital loss carry forwards:

                             EXPIRING ON   EXPIRING ON
                            JULY 31, 2016 JULY 31, 2017
-------------------------------------------------------
European Focus                       --   $25,892,112
-------------------------------------------------------
Global Equity Income           $506,123    40,759,829
-------------------------------------------------------
Global Opportunities                 --     3,540,733
-------------------------------------------------------
Global Technology                    --    53,129,957
-------------------------------------------------------
International Opportunities          --   185,918,664
-------------------------------------------------------
Japan-Asia Focus                949,426     8,809,249
-------------------------------------------------------

At July 31, 2009, the following funds deferred post-October losses which will be recognized on the first day of the following year:

                            CURRENCY LOSS    CAPITAL LOSS
                                 DEFERRED       DEFERRED
---------------------------------------------------------
European Focus                         --   $238,675,606
Global Equity Income                   --     78,064,857
Global Opportunities              $32,966      4,621,040
Global Technology                 214,594     28,988,281
International Opportunities            --    736,831,183
Japan-Asia Focus                       --     17,007,049
---------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

with federal income tax regulations, which may differ from United States generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

The tax character of distributions paid during the six months ended January 31, 2010 and July 31, 2009 were as follows:

SIX MONTHS ENDED                      ESTIMATED ORDINARY
JANUARY 31, 2010                                INCOME
--------------------------------------------------------
European Focus                             $15,524,554
Global Equity                               11,113,276
Global Opportunities                                --
Global Technology                                   --
International Opportunities                 10,969,094
Japan-Asia Focus                                    --
--------------------------------------------------------
YEAR ENDED                      ORDINARY     LONG-TERM
JULY 31, 2009                     INCOME  CAPITAL GAINS
--------------------------------------------------------
European Focus               $12,835,135   $39,014,865
Global Equity                 22,045,770            --
Global Opportunities              87,500            --
Global Technology                     --            --
International Opportunities   39,318,221        21,779
Japan-Asia Focus                      --            --
--------------------------------------------------------

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

             UNDISTRIBUTED   UNDISTRIBUTED      UNREALIZED
                  ORDINARY       LONG-TERM    APPRECIATION
                    INCOME    CAPITAL GAIN   (DEPRECIATION)
-----------------------------------------------------------
European
Focus          $15,524,558              --  $(106,654,517)
-----------------------------------------------------------
Global Equity
Income           2,047,722              --    (23,008,878)
-----------------------------------------------------------
Global
Opportunities           --              --      2,270,644
-----------------------------------------------------------
Global Technology       --              --     22,765,370
-----------------------------------------------------------
International
Opportunities   10,968,651              --     66,341,591
-----------------------------------------------------------
Japan-Asia Focus        --              --     (1,824,499)
-----------------------------------------------------------

Ordinary income and net realized gains/losses may differ for book and tax basis reporting purposes due to post-October losses, which are not recognized for tax purposes until the first day of the following fiscal year, tax deferral on wash sales and PFIC transactions.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. ("HGINA") acts as the Funds' investment adviser. HGINA is an indirect wholly owned subsidiary of Henderson Group plc. HGINA supervises the investments of the Funds and receives a management fee for such services. HGINA receives a fee for its services with respect to each Fund, paid based on such Fund's average daily managed assets as set forth below.

European Focus              First $500 million 1.00%
                            Next $1 billion    0.90%
                            Over $1.5 billion  0.85%
----------------------------------------------------
Global Equity Income        First $1 billion   0.85%
                            Next $1 billion    0.65%
                            Over $2 billion    0.60%
----------------------------------------------------
Global Opportunities        First $500 million 1.00%
                            Next $1 billion    0.90%
                            Over $1.5 billion  0.85%
----------------------------------------------------
Global Technology           First $500 million 1.00%
                            Next $500 million  0.95%
                            Over $1 billion    0.90%
----------------------------------------------------
International Opportunities First $1 billion   1.10%
                            Next $1 billion    0.95%
                            Over $2 billion    0.85%
----------------------------------------------------
Japan-Asia Focus            First $500 million 1.00%
                            Next $1 billion    0.90%
                            Over $1.5 billion  0.85%
----------------------------------------------------

Pursuant to separate contractual Expense Limitation Agreements, HGINA has agreed to waive or limit its advisory fee and, if necessary, to reimburse other operating expenses of each Fund in order to limit total annual expenses, less distribution and service fees, to 1.75% of average daily net assets for European Focus, Global Technology, International Opportunities and Japan-Asia Focus, to 1.15% of average daily net assets for Global Equity Income and to 1.70% of average daily net assets for Global Opportunities. These agreements are effective through July 31, 2020. Under the Expense Limitation Agreements, the annual expense limit

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

including distribution and service fees as a percentage of average daily net assets was as follows:

                       CLASS
              CLASS A  B & C CLASS R CLASS W
--------------------------------------------
European
Focus           2.00%   2.75%   N/A     1.75%
--------------------------------------------
Global Equity
Income          1.40    2.15    N/A     1.15
--------------------------------------------
Global
Opportunities   1.95    2.70    N/A      N/A
--------------------------------------------
Global
Technology      2.00    2.75    N/A     1.75
--------------------------------------------
International
Opportunities   2.00    2.75   2.25%    1.75
--------------------------------------------
Japan-Asia
Focus           2.00    2.75    N/A      N/A
--------------------------------------------

Shares of the Funds are often purchased through financial intermediaries who are agents of the Funds for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge HGINA a fee for those services. The Funds reimburse HGINA for such fees within limits specified by the Board of Trustees. The fees are included in Transfer agent fees in the Statement of Operations.

HGINA is a direct subsidiary of Henderson International Inc. ("HII"). At January 31, 2010, HII owned the following number of shares in the following
Funds:

                                    SHARES
------------------------------------------
European Focus Class A                 222
European Focus Class W                 773
Global Equity Income Class A           884
Global Equity Income Class W         1,766
Global Opportunities Class A        60,830
Global Opportunities Class C         5,032
Global Technology Class A              263
Global Technology Class W            1,006
International Opportunities Class A    255
International Opportunities Class R  1,529
International Opportunities Class W    720
------------------------------------------

An affiliated person of a Fund may include any company in which the fund owns five percent of more of its outstanding voting shares. At January 31, 2010, the International Opportunities Fund held 6.68% of NSD Co., Ltd. and 86% of the Henderson Money Market Fund. Transactions in affiliates during the period ended January 31, 2010 were as follows:

            BALANCE                                   BALANCE
          OF SHARES                                 OF SHARES
               HELD                                      HELD
AFFILIATE 7/31/2009      PURCHASES        SALES     1/31/2010       VALUE
-------------------------------------------------------------------------
NSD
 Co.,
 Ltd.     3,419,000             --           --     3,419,000 $36,540,249
-------------------------------------------------------------------------
Henderson
 Money
 Market
 Fund    50,000,000    291,916,035 (296,916,035)   45,000,000  45,000,000
-------------------------------------------------------------------------


The aggregate cost and value of affiliates at January 31, 2010 is $89,129,923 and $81,540,249, respectively. Investments in affiliates represented 2.20% of the total net assets as of January 31, 2010.

NOTE 4. COMPENSATION OF TRUSTEES AND OFFICERS

Certain officers and trustees of the Trust are also officers of HGINA. None of the Trust's officers, other than the compliance officers are compensated by the Trust. The Trust makes no direct payment to trustees affiliated with HGINA. Fees paid to Trustees are reflected as Trustees' fees and expenses in the Statements of Operations.

The Funds bear a portion of the compensation paid to the compliance officers who perform services for the Trust. This compensation is reflected as Compliance Officer fees in the Statements of Operations.

NOTE 5. DISTRIBUTIONS

The Trust has adopted a distribution plan for Class A, Class B, Class C and Class R shares of the Funds in accordance with Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Under the 12b-1 Plan, the Funds pay the distributor an annual fee of 0.25% of the average daily net assets attributable to its Class A shares, an annual fee of 1.00% of the average daily net assets attributable to its Class B and C

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

shares, and an annual fee of 0.50% of average daily net assets attributable to its Class R shares. The 12b-1 Plan is used to induce or compensate financial intermediaries (including brokerage firms, depository institutions and other firms) to provide distribution and/or services to the Funds and their shareholders.

NOTE 6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments and U.S. government securities, for the Funds during the six months ended January 31, 2010, were as follows:

                          PURCHASES           SALES
---------------------------------------------------
European Focus         $269,700,971    $289,507,141
Global Equity Income    377,843,179     209,220,342
Global Opportunities      7,528,230       6,043,997
Global Technology        80,397,609      55,167,264
International
 Opportunities        1,544,754,523     920,578,358
Japan-Asia Focus          4,763,645      10,268,090
---------------------------------------------------

The U.S. federal income tax basis of the Funds' investments excluding foreign currency and forward currency contracts at January 31, 2010, and the gross unrealized appreciation and depreciation, were as follows:

                                  EUROPEAN          GLOBAL
                                     FOCUS   EQUITY INCOME
----------------------------------------------------------
Cost                          $564,078,983    $553,743,609
----------------------------------------------------------
Gross unrealized
appreciation                    73,217,903      13,643,710
----------------------------------------------------------
Gross unrealized
depreciation                   (79,358,350)    (40,407,143)
----------------------------------------------------------
Net unrealized depreciation     (6,140,447)    (26,763,433)
----------------------------------------------------------

                                    GLOBAL          GLOBAL
                             OPPORTUNITIES      TECHNOLOGY
----------------------------------------------------------
Cost                           $14,307,170    $127,999,590
----------------------------------------------------------
Gross unrealized
appreciation                     2,567,553      31,864,204
----------------------------------------------------------
Gross unrealized
depreciation                       (60,106)     (5,034,213)
----------------------------------------------------------
Net unrealized appreciation      2,507,447      26,829,991
----------------------------------------------------------


                   INTERNATIONAL     JAPAN-ASIA
                   OPPORTUNITIES          FOCUS
-----------------------------------------------
Cost              $3,611,449,157    $26,096,494
-----------------------------------------------
Gross unrealized
appreciation         378,068,301      2,527,667
-----------------------------------------------
Gross unrealized
depreciation        (319,921,821)    (4,750,894)
-----------------------------------------------
Net unrealized appreciation/
(depreciation)        58,146,480     (2,223,227)
-----------------------------------------------
Identified cost may differ for book and tax basis reporting purposes primarily due to tax deferral of losses on wash sales, PFIC transactions and amortization of premiums reflected as of January 31, 2010.

NOTE 7. SIGNIFICANT CONCENTRATIONS

The Funds invest a substantial percentage of their assets in securities of foreign issuers. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Funds invest may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

The Funds may invest a high percentage of their net assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on a Fund's net assets and will cause the value of its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. In particular, Global Technology concentrates its investments in issuers within specific industries of the technology and telecommunications sectors. Valuations of companies in these sectors are typically subject to greater volatility than other sectors.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

NOTE 8. BORROWING ARRANGEMENTS

The Trust has a $100 million credit line to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 1.25% . In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds. The commitment fee is included in Miscellaneous fees on the Statements of Operations. No amounts were borrowed under this facility during the six months ended January 31, 2010.

NOTE 9. REDEMPTION FEE

The Funds may impose a redemption fee of 2.00% on Class A, Class B or Class C shares redeemed within 30 days of purchase. The fee, which is not a sales charge, is retained by the Funds and not paid to HGINA or its affiliates. Redemption fees are included in Amount Redeemed on the Statements of Changes -- Capital Stock Activity. Redemption fees during the six months ended January 31, 2010 were as follows:

                            REDEMPTION FEES
--------------------------------------------
European Focus                      $13,960
Global Equity Income                  4,536
Global Opportunities                     38
Global Technology                     7,351
International Opportunities          26,138
Japan-Asia Focus                         --
--------------------------------------------

NOTE 10. RECENT ACCOUNTING STANDARDS

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the single source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. The Codification supersedes existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Fund's financial statements or disclosures.

NOTE 11. SUBSEQUENT EVENT

In accordance with the provisions set forth in FASB Accounting Standards Codification Topic 855, Subsequent Events ("ASC 855"), adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through March 31, 2010, Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date, which is the date the financial statements were issued.

HENDERSON GLOBAL FUNDS                                         OTHER INFORMATION
                                                                     (UNAUDITED)
PROXY VOTING POLICIES

The Funds have filed with the Securities and Exchange Commission their proxy voting records for the twelve months ended June 30, 2009 on Form N-PX, which must be filed each year by August 31. Form N-PX is available on the Securities and Exchange Commission's website at www.sec.gov. The Funds' proxy voting records and proxy voting policies and procedures are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds' website at www.hendersonglobalinvestors.com.

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q. The Funds have filed with the Securities and Exchange Commission the Form N-Q and it is available on the Securities and Exchange Commission's website at www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330. The quarterly Portfolio of Investments are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds' website at http://www.hendersonglobalfunds.com.

FEDERAL TAX INFORMATION

Certain tax information for the Funds is required to be provided to shareholders based on the Funds' income and distributions for the taxable year ended July 31, 2010. The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In February 2011, shareholders will receive Form 1099-DIV which will include their share of foreign tax credit, qualified dividends and capital gains distributed during the calendar year 2010. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

SHAREHOLDER EXPENSE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. The example in Table 1 and Table 2 is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended January 31, 2010.

ACTUAL EXPENSES

Table 1 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

Table 2 provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. Thus you should not use the hypothetical account values and expenses to estimate your actual ending account balance or the expense attributable to your investment during the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses paid during the period include amounts reflected in the Funds' Statement of Operations net of reimbursements by the investment adviser. The annualized expense ratios used in the example are as follows:


              CLASS A CLASS B CLASS C CLASS R CLASS W
-----------------------------------------------------
European
Focus         1.60%   2.35%   2.35%    N/A     1.35%
-----------------------------------------------------
Global
Equity
Income        1.37     N/A    2.12     N/A     1.12
-----------------------------------------------------
Global
Opportunities 1.95     N/A    2.70     N/A      N/A
-----------------------------------------------------
Global
Technology    1.68    2.43    2.43     N/A     1.43
-----------------------------------------------------
International
Opportunities 1.51    2.26    2.26    1.76%    1.26
-----------------------------------------------------
Japan-Asia
Focus         1.99     N/A    2.74     N/A      N/A
-----------------------------------------------------

Please note that the expenses do not reflect shareowner transaction costs such as front end sales charges and

HENDERSON GLOBAL FUNDS                                         OTHER INFORMATION
                                                                     (UNAUDITED)

redemption fees. These fees are described for each Fund and share class in the Performance summary of this report on pages 3, 5, 7, 9, 11 and 13. Table 2 is useful in comparing ongoing costs only, and will not help you determine the

TABLE 1
                 BEGINNING      ENDING
                   ACCOUNT     ACCOUNT     EXPENSES
                     VALUE       VALUE         PAID
                  AUGUST 1, JANUARY 31,      DURING
ACTUAL                2009        2010   THE PERIOD*
---------------------------------------------------
European Focus
Class A          $1,000.00   $1,183.40       $8.81
Class B           1,000.00    1,178.90       12.91
Class C           1,000.00    1,178.90       12.91
Class W           1,000.00    1,185.10        7.44
---------------------------------------------------
Global Equity Income
Class A           1,000.00    1,057.90        7.11
Class C           1,000.00    1,055.70       10.98
Class W           1,000.00    1,059.10        5.81
---------------------------------------------------
Global Opportunities
Class A           1,000.00    1,078.70       10.22
Class C           1,000.00    1,074.70       14.12
---------------------------------------------------
Global Technology
Class A           1,000.00    1,114.10        8.95
Class B           1,000.00    1,110.40       12.93
Class C           1,000.00    1,110.40       12.93
Class W           1,000.00    1,116.20        7.63
---------------------------------------------------
International Opportunities
Class A           1,000.00    1,020.20        7.69
Class B           1,000.00    1,016.80       11.49
Class C           1,000.00    1,016.80       11.49
Class R           1,000.00    1,018.90        8.96
Class W           1,000.00    1,021.80        6.42
---------------------------------------------------
Japan-Asia Focus
Class A           1,000.00      955.90        9.81
Class C           1,000.00      953.20       13.49
---------------------------------------------------
relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


TABLE 2
                 BEGINNING      ENDING
HYPOTHETICAL       ACCOUNT     ACCOUNT   EXPENSES
(ASSUMING A          VALUE       VALUE       PAID
5% RETURN         AUGUST 1, JANUARY 31,    DURING
BEFORE EXPENSES)      2009        2010  THE PERIOD*
---------------------------------------------------
European Focus
Class A          $1,000.00  $ 1,016.93       $8.13
Class B           1,000.00    1,013.15       11.92
Class C           1,000.00    1,013.15       11.92
Class W           1,000.00    1,018.19        6.87
---------------------------------------------------
Global Equity Income
Class A           1,000.00    1,018.09        6.97
Class C           1,000.00    1,014.31       10.76
Class W           1,000.00    1,019.35        5.70
---------------------------------------------------
Global Opportunities
Class A           1,000.00    1,015.17        9.90
Class C           1,000.00    1,011.39       13.69
---------------------------------------------------
Global Technology
Class A           1,000.00    1,016.53        8.54
Class B           1,000.00    1,012.75       12.33
Class C           1,000.00    1,012.75       12.33
Class W           1,000.00    1,017.79        7.27
---------------------------------------------------
International Opportunities
Class A           1,000.00    1,017.39        7.68
Class B           1,000.00    1,013.61       11.47
Class C           1,000.00    1,013.61       11.47
Class R           1,000.00    1,016.13        8.94
Class W           1,000.00    1,018.65        6.41
---------------------------------------------------
Japan-Asia Focus
Class A           1,000.00    1,014.97      10.11
Class C           1,000.00    1,011.19      13.89
---------------------------------------------------
* Expenses are equal to the Funds' Class A, Class B, Class C, Class R and Class W shares annualized are equal to net expense ratio multiplied by the average account value over the period multiplied by 184 days in the period and divided by 365 (to reflect the one-half year period).

HENDERSON GLOBAL FUNDS                                     TRUSTEES AND OFFICERS
                                                                     (UNAUDITED)

                         POSITION(S)    TERM OF                                                       OTHER
NAME, ADDRESS AND        WITH           OFFICE AND     PRINCIPAL OCCUPATIONS                          DIRECTORSHIPS
AGE(1)                   THE TRUST(2)   TIME SERVED(3) DURING PAST FIVE YEARS                         HELD
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
C . Gary Gerst, 70       Chairman       Since 2001     President, KCI Inc. (private s-corporation     None
                         and Trustee                   investing in non-public investments.)

Roland C. Baker, 71      Trustee        Since 2001     Consultant to financial services industry.     Director, North
                                                                                                      American Company
                                                                                                      for Life and Health
                                                                                                      Insurance (a provider
                                                                                                      of life insurance,
                                                                                                      health insurance and
                                                                                                      annuities); Director,
                                                                                                      Midland National Life
                                                                                                      Insurance Company (an
                                                                                                      affiliate of North
                                                                                                      American Company for
                                                                                                      Life and Health
                                                                                                      Insurance).

Faris F. Chesley, 71     Trustee        Since 2002     Chairman, Chesley, Taft & Associates, LLC,     None
                                                       since 2001; Vice Chairman, ABN-AMRO, Inc.
                                                       (a financial services company), 1998-2001.
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
---------------------------------------------------------------------------------------------------------------------------
Sean M. Dranfield(4), 43 Trustee and    Since 2001     Director, Global Distribution,                 None
                         President                     Henderson Global Investors.

Kenneth A. Kalina, 50    Chief          Since 2005     Chief Compliance Officer, HGINA, 2005; Chief   N/A
                         Compliance                    Compliance Officer, Columbia Wanger Asset
                         Officer                       Management, L.P., 2004-2005; Compliance
                                                       Officer, Treasurer and Chief Financial Officer
                                                       Columbia Wanger Asset Management, L.P.,
                                                       2000-2005.

Alanna P. Nensel, 34     Vice President Since 2002     Director, Retail Marketing and Product         N/A
                                                       Management, HGINA.

Scott E. Volk, 38        Vice President Since 2001     Director, Retail Finance and Operations,       N/A
                                                       HGINA.

HENDERSON GLOBAL FUNDS                                     TRUSTEES AND OFFICERS
                                                                     (UNAUDITED)

                        POSITION(S)  TERM OF                                                    OTHER
NAME, ADDRESS AND       WITH         OFFICE AND     PRINCIPAL OCCUPATIONS                       DIRECTORSHIPS
AGE(1)                  THE TRUST(2) TIME SERVED(3) DURING PAST FIVE YEARS                      HELD
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
-------------------------------------------------------------------------------------------------------------
Christopher K.          Secretary    Since 2004     Legal Counsel, HGINA.                       N/A
Yarbrough, 35

Troy M. Statczar, 38    Treasurer    Since          Head of US Fund Administration and          N/A
                                     September 2008 Accounting, HGINA, since July 2008,
                                                    Senior Vice President, Citigroup 2005-2008.

Richard J. Mitchell, 46 Assistant    Since 2007     Assistant Treasurer, HGINA, since 2007;     N/A
                        Treasurer                   Assistant Treasurer, Bank of New York,
                                                    2006-2007; Supervisor, The BISYS Group;
                                                    2002-2006.

1. Each person's address is 737 North Michigan Avenue, Suite 1700, Chicago, IL 60611. Age is as of December 31, 2009.

2.   Currently, all Trustees oversee all nine series of the Trust.

3. A Trustee may serve until his death, resignation, removal or until the end of the calendar year in which the Trustee reaches 75 years of age. The officers of the Trust are elected annually by the Board.

4. This Trustee is an interested person of the Trust because of his employment relationship with Henderson Global Investors (North America) Inc., the investment adviser to the Funds.

THE STATEMENT OF ADDITIONAL INFORMATION FOR HENDERSON GLOBAL FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1.866.4HENDERSON (1.866.443.6337).

HENDERSON GLOBAL FUNDS

TRUSTEES                                    INVESTMENT ADVISER
C. Gary Gerst, Chairman                     Henderson Global Investors (North America) Inc.
Roland C. Baker                             737 North Michigan Avenue, Suite 1700
Faris F. Chesley                            Chicago, IL 60611
Sean Dranfield
                                            TRANSFER AGENT
OFFICERS                                    State Street Bank & Trust Company
Sean Dranfield, President                   State Street Financial Center
Alanna P. Nensel, Vice President            One Lincoln Street
Scott E. Volk, Vice President               Boston, MA 02111
Christopher K. Yarbrough, Secretary
Kenneth A. Kalina, Chief Compliance Officer FOR MORE INFORMATION
Troy M. Statczar, Treasurer                 Please call 1.866.4HENDERSON
Richard J. Mitchell, Assistant Treasurer        (1.866.443.6337)
                                            or visit our website:
                                                www.hendersonglobalinvestors.com
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The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change hereafter. This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information. Henderson Global Investors is the name under which various subsidiaries of Henderson Group plc, a UK limited company, provide investment products and services.

Foreside Fund Services, LLC, Distributor (March, 2010)

72

                                 PRIVACY NOTICE

                             HENDERSON GLOBAL FUNDS

     This notice describes the privacy practices followed by Henderson Global Funds.

     Your privacy is our top priority. Our policy is to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not share any nonpublic personal information of shareholders or former shareholders with any nonaffiliated third parties, except as permitted by law or as authorized by our shareholders.

     In the course of providing products and services to you, we collect nonpublic personal information about you from various sources such as account applications or agreements, other account forms, transactions in your account, and from information captured on our website, including any information captured through our use of "cookies." Such information may include your name, address, account or tax identification number, the types and amounts of investments, and bank account information. More detailed information about our Internet policy is available on our website, www.hendersonglobalinvestors.com.

     In the normal course of serving shareholders, we may share information we collect with entities that help us process information or service your request, such as transfer agents, custodians, broker-dealers and marketing service firms, as well as with other financial institutions with whom we have joint marketing agreements. We may share information in connection with servicing accounts or to inform shareholders of products and services that we believe may be of interest to them. The organizations that receive shareholder information will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purpose. Our affiliates do not use shareholder information that we receive to make marketing solicitations. We will disclose your personal information to government agencies, law enforcement officials, and others in the limited circumstances where we believe, in good faith, that such disclosure is required or permitted by law. For example, we will disclose your personal information in order to comply with a court order, to cooperate with government or industry regulators, or law enforcement authorities.

     Access to customers' nonpublic personal information is restricted to employees who need to access that information. To guard shareholder's nonpublic personal information, we use industry standard physical, electronic, and procedural safeguards. A shareholder's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

     For questions concerning this policy, please contact us by writing to:
Alanna Nensel, Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611.

ITEM 2. CODE OF ETHICS.

Not required.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS


By:      /s/ Sean Dranfield
         -------------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    April 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Sean Dranfield
         -------------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    April 6, 2010


By:      /s/ Troy Statczar
         -------------------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    April 6, 2010